UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number                811-08104

Touchstone Funds Group Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

E. Blake Moore, Jr.

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

March 31, 2023 (Unaudited)
Semi-Annual Report
Touchstone Funds Group Trust
Touchstone Active Bond Fund
Touchstone Ares Credit Opportunities Fund
Touchstone Dividend Equity Fund
Touchstone High Yield Fund
Touchstone Impact Bond Fund
Touchstone International ESG Equity Fund
Touchstone Mid Cap Fund
Touchstone Mid Cap Value Fund
Touchstone Sands Capital Select Growth Fund
Touchstone Small Cap Fund
Touchstone Small Cap Value Fund
Touchstone Ultra Short Duration Fixed Income Fund

Page
Tabular Presentation of Portfolios of Investments	3-5
Portfolios of Investments:
Touchstone Active Bond Fund	6-12
Touchstone Ares Credit Opportunities Fund	13-20
Touchstone Dividend Equity Fund	21-22
Touchstone High Yield Fund	23-25
Touchstone Impact Bond Fund	26-30
Touchstone International ESG Equity Fund	31-32
Touchstone Mid Cap Fund	33
Touchstone Mid Cap Value Fund	34-35
Touchstone Sands Capital Select Growth Fund	36
Touchstone Small Cap Fund	37
Touchstone Small Cap Value Fund	38-39
Touchstone Ultra Short Duration Fixed Income Fund	40-44
Statements of Assets and Liabilities	46-49
Statements of Operations	50-51
Statements of Changes in Net Assets	52-55
Statements of Changes in Net Assets - Capital Stock Activity	56-61
Financial Highlights	62-73
Notes to Financial Statements	74-93
Other Items	94-102
Privacy Protection Policy	103
This report identifies the Funds' investments on March 31, 2023. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Tabular Presentation of Portfolios of Investments (Unaudited)
March 31, 2023
The tables below provide each Fund’s geographic allocation, sector allocation and/or credit quality. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.
Touchstone Active Bond Fund

Credit Quality*(% of Fixed Income Securities)
AAA/Aaa	39.1%
AA/Aa	8.5
A/A	14.2
BBB/Baa	27.0
BB/Ba	2.0
B/B	1.6
CCC	0.4
CC	0.1
Not Rated	5.0
Cash Equivalents	2.1
Total	100.0%
Touchstone Ares Credit Opportunities Fund

Credit Quality*(% of Fixed Income Securities)
BBB/Baa	8.5%
BB/Ba	39.0
B/B	32.1
CCC	11.3
CC	0.4
C or Lower	0.1
Not Rated	6.1
Cash Equivalents	2.5
Total	100.0%
Sector Allocation**(% of Net Assets)
Long Positions
Corporate Bonds
Energy	12.9%
Consumer Discretionary	9.8
Communication Services	8.0
Consumer Staples	7.9
Industrials	7.0
Financials	6.8
Materials	4.0
Real Estate	3.9
Health Care	3.3
Utilities	2.3
Information Technology	2.2
Bank Loans	17.2
Asset-Backed Securities	9.5
Common Stocks
Energy	1.0
Health Care	0.5
Industrials	0.0
Exchange-Traded Fund	0.4
Purchased Call Options	0.0
Short-Term Investment Funds	2.8
Other Assets/Liabilities (Net)	0.9
100.4%
Short Positions
Corporate Bonds	(0.4)
Written Call Options	(0.0)
Total	100.0%

* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
** Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)
Touchstone Dividend Equity Fund

Sector Allocation*(% of Net Assets)
Information Technology	22.6%
Financials	14.9
Health Care	12.8
Industrials	10.6
Consumer Staples	9.3
Consumer Discretionary	7.6
Communication Services	7.2
Energy	5.4
Utilities	3.6
Real Estate	2.9
Materials	2.8
Short-Term Investment Fund	0.0
Other Assets/Liabilities (Net)	0.3
Total	100.0%
Touchstone High Yield Fund

Credit Quality**(% of Fixed Income Securities)
AAA/Aaa	3.9%
A/A	0.5
BBB/Baa	8.2
BB/Ba	57.1
B/B	24.5
CCC	3.6
Cash Equivalents	2.2
Total	100.0%
Touchstone Impact Bond Fund

Credit Quality**(% of Fixed Income Securities)
AAA/Aaa	63.8%
AA/Aa	14.0
A/A	13.5
BBB/Baa	7.5
BB/Ba	0.6
Cash Equivalents	0.6
Total	100.0%
Touchstone International ESG Equity Fund

Geographic Allocation(% of Net Assets)
Common Stocks
France	17.5%
Japan	13.7
United Kingdom	12.5
Sweden	6.6
Germany	5.7
Switzerland	4.6
India	3.9
Taiwan	3.7
South Korea	3.4
Singapore	3.4
Spain	2.3
Hong Kong	1.9
Ireland	1.8
Netherlands	1.6
Denmark	1.4
Canada	1.2
Preferred Stocks	2.1
Short-Term Investment Funds	20.7
Other Assets/Liabilities (Net)	(8.0)
Total	100.0%
Touchstone Mid Cap Fund

Sector Allocation*(% of Net Assets)
Industrials	29.2%
Consumer Staples	15.4
Information Technology	15.0
Materials	11.4
Consumer Discretionary	10.8
Financials	6.8
Health Care	5.3
Real Estate	2.7
Short-Term Investment Fund	3.4
Other Assets/Liabilities (Net)	(0.0)
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).
** Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)
Touchstone Mid Cap Value Fund

Sector Allocation*(% of Net Assets)
Industrials	17.8%
Financials	14.6
Consumer Staples	13.8
Materials	9.8
Utilities	9.6
Health Care	9.1
Consumer Discretionary	7.1
Energy	5.9
Information Technology	5.2
Real Estate	4.4
Exchange-Traded Fund	0.7
Short-Term Investment Fund	2.1
Other Assets/Liabilities (Net)	(0.1)
Total	100.0%
Touchstone Sands Capital Select Growth Fund

Sector Allocation*(% of Net Assets)
Information Technology	38.9%
Communication Services	13.1
Health Care	13.1
Consumer Discretionary	13.1
Financials	11.9
Industrials	6.7
Short-Term Investment Fund	3.5
Other Assets/Liabilities (Net)	(0.3)
Total	100.0%
Touchstone Small Cap Fund

Sector Allocation*(% of Net Assets)
Industrials	23.4%
Consumer Discretionary	16.6
Financials	14.4
Information Technology	12.8
Materials	7.3
Real Estate	7.1
Health Care	6.1
Consumer Staples	5.5
Energy	1.2
Short-Term Investment Fund	5.5
Other Assets/Liabilities (Net)	0.1
Total	100.0%
Touchstone Small Cap Value Fund

Sector Allocation*(% of Net Assets)
Industrials	23.8%
Financials	18.6
Health Care	9.5
Consumer Discretionary	8.7
Materials	8.5
Consumer Staples	7.7
Information Technology	6.9
Utilities	4.9
Energy	4.7
Real Estate	4.7
Communication Services	0.5
Short-Term Investment Fund	0.7
Other Assets/Liabilities (Net)	0.8
Total	100.0%
Touchstone Ultra Short Duration Fixed Income Fund

Credit Quality**(% of Fixed Income Securities)
AAA/Aaa	56.8%
AA/Aa	10.7
A/A	20.4
BBB/Baa	11.8
Cash Equivalents	0.3
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).
** Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Portfolio of Investments
Touchstone Active Bond Fund – March 31, 2023 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 39.6%
	Financials — 11.0%
$1,123,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 2.450%, 10/29/26	$ 1,009,038
921,000	Allstate Corp. (The), Ser B, 5.750%, 8/15/53	896,850
905,000	Ares Capital Corp., 3.250%, 7/15/25	826,202
897,000	Bank of America Corp., 2.687%, 4/22/32	748,074
647,000	Bank of America Corp., 3.705%, 4/24/28	611,216
775,000	Bank of Montreal (Canada), 3.803%, 12/15/32	699,190
862,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	919,868
1,395,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	1,021,750
1,282,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	1,027,247
522,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	479,522
565,000	Citigroup, Inc., 3.200%, 10/21/26	532,518
883,000	Citizens Bank NA, 4.575%, 8/9/28	802,692
888,000	Cooperatieve Rabobank UA (Netherlands), 144a, 1.106%, 2/24/27	784,869
1,717,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 5.434%, 2/15/27(A)	1,605,908
415,000	Credit Suisse AG (Switzerland), 3.700%, 2/21/25	392,768
1,031,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	859,228
1,865,000	Goldman Sachs Group, Inc. (The), 3.615%, 3/15/28	1,766,184
454,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	429,705
982,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	779,453
1,083,000	JPMorgan Chase & Co., 2.956%, 5/13/31	935,608
831,000	JPMorgan Chase & Co., 3.509%, 1/23/29	777,650
798,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	729,270
1,055,000	Mastercard, Inc., 2.000%, 11/18/31	889,341
813,000	Morgan Stanley, 3.950%, 4/23/27	784,110
705,000	Morgan Stanley, 5.297%, 4/20/37	663,912
802,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	792,990
835,000	Northern Trust Corp., 6.125%, 11/2/32	889,323
1,022,292	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	815,368
1,509,000	PNC Capital Trust, (3M LIBOR +0.570%), 5.532%, 6/1/28(A)	1,358,650
685,000	Prudential Financial, Inc., 5.125%, 3/1/52	603,547
1,625,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 5.530%, 5/15/27(A)	1,477,884
926,000	US Bancorp, 4.967%, 7/22/33	872,732
		27,782,667
	Consumer Discretionary — 4.3%
1,050,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	831,293
1,115,000	BAT Capital Corp. (United Kingdom), 3.557%, 8/15/27	1,035,879
894,000	Brunswick Corp., 4.400%, 9/15/32	777,454
571,000	Ford Motor Co., 3.250%, 2/12/32	448,909
300,000	GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC (United Arab Emirates), 7.125%, 7/31/26	292,122
1,550,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	1,261,975
383,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	386,660
200,000	GENM Capital Labuan Ltd. (Malaysia), 144a, 3.882%, 4/19/31	155,298
481,000	Home Depot, Inc. (The), 5.950%, 4/1/41	535,065
637,000	Imperial Brands Finance PLC (United Kingdom), 144a, 6.125%, 7/27/27	652,575
1,239,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 2.500%, 1/15/27	1,100,232
393,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 4.375%, 2/2/52	282,630
953,000	Lowe's Cos., Inc., 4.500%, 4/15/30	941,319
992,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	889,897
Principal Amount		Market Value

	Consumer Discretionary — (Continued)
$ 593,000	Warnermedia Holdings, Inc., 144a, 4.279%, 3/15/32	$ 528,558
1,081,000	Warnermedia Holdings, Inc., 144a, 5.141%, 3/15/52	872,802
		10,992,668
	Industrials — 4.0%
200,000	Adani Ports & Special Economic Zone Ltd. (India), 3.375%, 7/24/24	185,100
1,057,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	886,047
559,000	Boeing Co. (The), 5.805%, 5/1/50	560,651
853,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	916,304
200,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.125%, 11/1/25	181,756
547,000	Carrier Global Corp., 3.577%, 4/5/50	412,510
200,000	Cemex SAB de CV (Mexico), 144a, 9.125%(B)	201,060
320,000	DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/28	287,622
771,000	FedEx Corp., 5.100%, 1/15/44	732,047
842,000	John Deere Capital Corp., MTN, 2.450%, 1/9/30	748,356
300,000	MISC Capital Two Labuan Ltd. (Malaysia), 144a, 3.625%, 4/6/25	291,093
766,000	Mohawk Industries, Inc., 3.625%, 5/15/30†	693,932
692,000	Norfolk Southern Corp., 4.837%, 10/1/41	646,559
724,000	Parker-Hannifin Corp., 4.250%, 9/15/27	709,817
594,000	Roper Technologies, Inc., 2.950%, 9/15/29	530,750
1,574,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	1,416,829
570,000	WestRock MWV LLC, 8.200%, 1/15/30	664,677
		10,065,110
	Utilities — 3.7%
326,000	AEP Transmission Co. LLC, 5.400%, 3/15/53	337,762
1,297,000	CMS Energy Corp., 4.750%, 6/1/50	1,120,582
616,000	Duke Energy Progress LLC, 4.150%, 12/1/44	530,922
614,000	Edison International, 4.125%, 3/15/28	582,528
806,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	716,138
200,000	Eskom Holdings SOC Ltd. (South Africa), 144a, 6.350%, 8/10/28	188,760
200,000	Eskom Holdings SOC Ltd. (South Africa), 144a, 7.125%, 2/11/25	195,812
1,075,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	1,026,949
200,000	Lamar Funding Ltd. (Oman), 3.958%, 5/7/25	190,000
250,000	Minejesa Capital BV (Indonesia), 4.625%, 8/10/30	219,647
250,000	Mong Duong Finance Holdings BV (Vietnam), 5.125%, 5/7/29	211,184
656,000	NextEra Energy Capital Holdings, Inc., (3M LIBOR +2.067%), 7.244%, 10/1/66(A)	551,266
200,000	NPC Ukrenergo (Ukraine), 144a, 6.875%, 11/9/28*	31,664
959,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	652,228
1,054,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	693,251
738,000	PacifiCorp., 5.750%, 4/1/37	786,170
200,000	Perusahaan Listrik Negara PT (Indonesia), 144a, 4.875%, 7/17/49	163,120
1,589,000	WEC Energy Group, Inc., (3M LIBOR +2.112%), 6.976%, 5/15/67(A)	1,277,020
		9,475,003
	Health Care — 3.4%
692,000	AbbVie, Inc., 4.450%, 5/14/46	625,025
777,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	612,585
910,000	Amgen, Inc., 5.150%, 3/2/28	928,379
654,000	Becton Dickinson & Co., 4.685%, 12/15/44	607,472
723,000	CommonSpirit Health, 4.187%, 10/1/49	590,971

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 39.6% (Continued)
	Health Care — (Continued)
$ 661,000	CVS Health Corp., 5.125%, 7/20/45	$ 626,059
884,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	736,366
795,000	Elevance Health, Inc., 4.750%, 2/15/33	798,566
700,000	Eli Lilly & Co., 4.875%, 2/27/53	720,031
899,000	HCA, Inc., 5.375%, 9/1/26	901,187
779,000	Mylan, Inc., 4.550%, 4/15/28	745,928
911,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	774,120
		8,666,689
	Energy — 3.3%
634,000	Boardwalk Pipelines LP, 4.800%, 5/3/29	618,703
531,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	553,194
623,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	587,943
1,138,000	Cheniere Energy, Inc., 4.625%, 10/15/28	1,080,076
564,000	Continental Resources, Inc., 144a, 5.750%, 1/15/31	541,668
320,000	Ecopetrol SA (Colombia), 6.875%, 4/29/30	294,400
200,000	Energo-Pro AS (Czechia), 8.500%, 2/4/27	191,750
200,000	FS Luxembourg Sarl (Brazil), 144a, 10.000%, 12/15/25	198,783
150,000	Heritage Petroleum Co. Ltd. (Trinidad and Tobago), 144a, 9.000%, 8/12/29	156,375
580,717	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	454,766
682,000	Midwest Connector Capital Co. LLC, 144a, 3.900%, 4/1/24	670,063
689,000	MPLX LP, 4.950%, 3/14/52	596,883
834,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	918,199
100,000	Petroleos del Peru SA (Peru), 144a, 4.750%, 6/19/32	74,350
100,000	Petroleos del Peru SA (Peru), 144a, 5.625%, 6/19/47	63,750
375,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	273,528
403,000	Petroleos Mexicanos (Mexico), 6.700%, 2/16/32	320,815
250,000	Petroleos Mexicanos (Mexico), 6.750%, 9/21/47	162,520
401,000	Petroleos Mexicanos (Mexico), 7.690%, 1/23/50	282,963
350,000	YPF, SA (Argentina), 144a, 6.950%, 7/21/27	259,875
		8,300,604
	Information Technology — 2.6%
543,000	Apple, Inc., 4.650%, 2/23/46	545,873
1,188,000	Broadcom, Inc., 4.150%, 11/15/30	1,101,126
620,000	Fortinet, Inc., 2.200%, 3/15/31	514,861
1,098,000	Marvell Technology, Inc., 2.950%, 4/15/31	916,348
1,011,000	Microchip Technology, Inc., 0.983%, 9/1/24	953,944
566,000	Micron Technology, Inc., 2.703%, 4/15/32	452,952
236,000	Micron Technology, Inc., 6.750%, 11/1/29	250,728
736,000	NXP BV / NXP Funding LLC (China), 5.350%, 3/1/26	737,597
332,000	Oracle Corp., 3.600%, 4/1/40	257,161
266,000	Oracle Corp., 4.300%, 7/8/34	242,959
540,000	Visa, Inc., 4.150%, 12/14/35	530,408
		6,503,957
	Communication Services — 2.1%
536,000	AT&T, Inc., 4.500%, 5/15/35	502,809
1,002,000	British Telecommunications PLC (United Kingdom), 144a, 3.250%, 11/8/29	902,997
602,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	569,577
673,000	Comcast Corp., 4.000%, 3/1/48	568,236
714,000	Netflix, Inc., 6.375%, 5/15/29	766,657
664,000	Paramount Global, 4.200%, 5/19/32	569,855
991,000	T-Mobile USA, Inc., 3.875%, 4/15/30	929,327
932,000	Verizon Communications, Inc., 2.987%, 10/30/56	603,994
		5,413,452
Principal Amount		Market Value

	Real Estate — 2.0%
$ 837,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	$ 793,205
931,000	Host Hotels & Resorts LP REIT, Ser F, 4.500%, 2/1/26	901,866
1,017,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	911,268
140,000	Kawasan Industri Jababeka Tbk PT (Indonesia), 144a, 7.000%, 12/15/27	96,600
275,000	Kilroy Realty LP REIT, 2.650%, 11/15/33	170,934
200,000	Logan Group Co. Ltd. (China), 5.250%, 2/23/24	45,464
595,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	557,333
782,000	SBA Tower Trust REIT, 144a, 6.599%, 1/15/28	824,605
303,000	STORE Capital Corp. REIT, 4.500%, 3/15/28	268,518
635,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	562,523
		5,132,316
	Consumer Staples — 2.0%
1,011,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	986,341
842,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.000%, 5/1/28	781,643
200,000	Coruripe Netherlands BV (Brazil), 144a, 10.000%, 2/10/27	140,000
536,000	Kroger Co. (The), 5.000%, 4/15/42	502,043
795,000	Mars, Inc., 144a, 3.875%, 4/1/39	696,527
910,000	PepsiCo, Inc., 4.450%, 2/15/33	933,300
568,000	Starbucks Corp., 3.350%, 3/12/50	421,375
141,411	TransJamaican Highway Ltd. (Jamaica), 5.750%, 10/10/36	117,042
400,000	Ulker Biskuvi Sanayi AS (Turkey), 144a, 6.950%, 10/30/25	347,032
		4,925,303
	Materials — 1.2%
200,000	Braskem Idesa SAPI (Mexico), 144a, 6.990%, 2/20/32	150,884
788,000	Braskem Netherlands Finance BV (Brazil), 144a, 4.500%, 1/31/30	669,216
421,000	Braskem Netherlands Finance BV (Brazil), 144a, 5.875%, 1/31/50	316,060
907,000	Celanese US Holdings LLC, 6.165%, 7/15/27	915,368
200,000	Metinvest BV (Ukraine), 144a, 7.750%, 10/17/29	109,000
200,000	OCP SA (Morocco), 3.750%, 6/23/31	162,760
683,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	600,506
200,000	Stillwater Mining Co. (South Africa), 144a, 4.500%, 11/16/29	164,128
		3,087,922
	Total Corporate Bonds	$100,345,691
	U.S. Treasury Obligations — 19.8%
560,000	U.S. Treasury Bond, 1.750%, 8/15/41	404,753
2,476,000	U.S. Treasury Bond, 2.250%, 2/15/52	1,837,850
1,035,000	U.S. Treasury Bond, 2.375%, 2/15/42	830,830
2,905,000	U.S. Treasury Bond, 2.875%, 5/15/52	2,474,129
9,345,000	U.S. Treasury Bond, 4.000%, 11/15/42	9,584,466
1,211,000	U.S. Treasury Bond, 4.000%, 11/15/52	1,279,876
5,203,347	U.S. Treasury Inflation Indexed Notes, 1.500%, 2/15/53	5,277,738
7,655,000	U.S. Treasury Note, 0.750%, 5/31/26	6,957,677
2,460,000	U.S. Treasury Note, 2.750%, 8/15/32	2,312,784
5,585,000	U.S. Treasury Note, 3.500%, 2/15/33	5,589,363
7,730,000	U.S. Treasury Note, 4.000%, 2/29/28	7,862,256
5,455,000	U.S. Treasury Note, 4.125%, 11/15/32	5,726,898
	Total U.S. Treasury Obligations	$50,138,620
	Commercial Mortgage-Backed Securities — 8.5%
1,000,000	Austin Fairmont Hotel Trust, Ser 2019-FAIR, Class C, 144a, (1M LIBOR +1.450%), 6.134%, 9/15/32(A)	964,697
500,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	468,207

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 8.5% (Continued)
$ 970,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	$ 813,466
1,230,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55	1,035,129
930,000	BBCMS Mortgage Trust, Ser 2021-C11, Class A5, 2.322%, 9/15/54	751,539
2,745,000	BBCMS Mortgage Trust, Ser 2021-C12, Class A5, 2.689%, 11/15/54	2,276,233
720,000	BBCMS Mortgage Trust, Ser 2022-C14, Class A5, 2.946%, 2/15/55(A)(C)	608,097
1,000,000	BPR Trust, Ser 2021-KEN, Class B, 144a, (1M LIBOR +1.950%), 6.891%, 2/15/29(A)	975,021
830,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	709,417
1,234,572	COMM Mortgage Trust, Ser 2014-CR14, Class A2, 3.147%, 2/10/47	1,223,372
1,600,000	CSMC, Ser 2021-B33, Class A1, 144a, 3.052%, 10/10/43	1,370,239
550,000	Eleven Madison Trust Mortgage Trust, Ser 2015-11MD, Class C, 144a, 3.555%, 9/10/35(A)(C)	421,590
595,000	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class B, 144a, 3.772%, 10/10/32	572,095
750,000	GS Mortgage Securities Corp. Trust, Ser 2020-UPTN, Class E, 144a, 3.246%, 2/10/37(A)(C)	639,550
1,750,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.541%, 1/10/43(A)(C)	1,500,363
1,325,000	GS Mortgage Securities Trust, Ser 2020-GC47, Class A5, 2.377%, 5/12/53	1,096,150
765,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (1M LIBOR +1.450%), 6.134%, 10/15/36(A)	722,017
528,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-NINE, Class B, 144a, 2.854%, 9/6/38(A)(C)	451,676
755,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	697,551
1,200,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (1M LIBOR +1.27%), 5.954%, 11/15/35(A)	1,147,477
1,210,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class A5, 4.177%, 7/15/51	1,141,932
2,380,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C53, Class A4, 3.040%, 10/15/52	2,081,246
	Total Commercial Mortgage-Backed Securities	$21,667,064
	U.S. Government Mortgage-Backed Obligations — 7.8%
47,761	FHLMC, Pool #1Q0339, (12M LIBOR +1.889%), 3.515%, 4/1/37(A)	46,937
6,765	FHLMC, Pool #A12886, 5.000%, 8/1/33	6,896
45,387	FHLMC, Pool #A13842, 6.000%, 9/1/33	46,335
4,613	FHLMC, Pool #A21415, 5.000%, 5/1/34	4,714
9,476	FHLMC, Pool #A35682, 5.000%, 7/1/35	9,637
4,028	FHLMC, Pool #A36523, 5.000%, 8/1/35	4,070
18,572	FHLMC, Pool #A46590, 5.000%, 8/1/35	18,666
2,511	FHLMC, Pool #A64971, 5.500%, 8/1/37	2,608
1,486,469	FHLMC, Pool #A89148, 4.000%, 10/1/39	1,454,488
39,105	FHLMC, Pool #A96485, 4.500%, 1/1/41	39,228
259,734	FHLMC, Pool #A97897, 4.500%, 4/1/41	261,226
11,088	FHLMC, Pool #C62740, 7.000%, 1/1/32	11,331
7,874	FHLMC, Pool #C72254, 6.500%, 7/1/32	8,184
11,741	FHLMC, Pool #C90986, 7.000%, 6/1/26	11,774
7,587	FHLMC, Pool #G02184, 5.000%, 4/1/36	7,752
1,304,373	FHLMC, Pool #G05624, 4.500%, 9/1/39	1,311,868
120,766	FHLMC, Pool #G05733, 5.000%, 11/1/39	123,403
24,170	FHLMC, Pool #J13584, 3.500%, 11/1/25	23,771
850,444	FHLMC REMIC, Pool #SD1436, 4.500%, 8/1/52	833,159
801,523	FHLMC REMIC, Pool #SD1620, 5.000%, 9/1/52	800,200
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 7.8% (Continued)
$ 10,020	FNMA, Pool #255628, 5.500%, 2/1/25	$ 10,112
3,901	FNMA, Pool #426830, 8.000%, 11/1/24	3,895
3,689	FNMA, Pool #540040, 7.500%, 6/1/28	3,675
7,121	FNMA, Pool #561741, 7.500%, 1/1/31	7,373
13,837	FNMA, Pool #640291, 7.000%, 8/1/32	13,865
13,259	FNMA, Pool #670402, 6.500%, 6/1/32	13,879
76,608	FNMA, Pool #745257, 6.000%, 1/1/36	79,707
48,990	FNMA, Pool #748895, 6.000%, 12/1/33	48,962
16,973	FNMA, Pool #758564, 6.000%, 9/1/24	17,307
32,241	FNMA, Pool #810049, 5.500%, 3/1/35	32,548
29,353	FNMA, Pool #819297, 6.000%, 9/1/35	30,466
535,944	FNMA, Pool #881279, 5.000%, 11/1/36	544,462
16,856	FNMA, Pool #889060, 6.000%, 1/1/38	18,035
38,608	FNMA, Pool #889061, 6.000%, 1/1/38	40,512
3,470	FNMA, Pool #895657, 6.500%, 8/1/36	3,556
58,466	FNMA, Pool #905049, 5.500%, 11/1/36	59,006
193,650	FNMA, Pool #928553, 5.500%, 8/1/37	197,233
112,657	FNMA, Pool #931535, 5.500%, 7/1/39	112,609
88,193	FNMA, Pool #AA3467, 4.500%, 4/1/39	88,604
147,380	FNMA, Pool #AA4584, 4.500%, 4/1/39	148,066
34,320	FNMA, Pool #AB1800, 4.000%, 11/1/40	33,591
45,151	FNMA, Pool #AB2452, 4.000%, 3/1/26	44,865
10,054	FNMA, Pool #AD3775, 4.500%, 3/1/25	10,072
23,873	FNMA, Pool #AD6193, 5.000%, 6/1/40	24,080
48,433	FNMA, Pool #AE1568, 4.000%, 9/1/40	47,341
263,185	FNMA, Pool #AE2497, 4.500%, 9/1/40	264,410
29,597	FNMA, Pool #AE5441, 5.000%, 10/1/40	30,138
76,865	FNMA, Pool #AH1135, 5.000%, 1/1/41	78,270
24,400	FNMA, Pool #AH3671, 4.000%, 2/1/26	24,200
266,821	FNMA, Pool #AH6622, 4.000%, 3/1/41	264,835
249,691	FNMA, Pool #AL0150, 4.000%, 2/1/41	244,439
41,850	FNMA, Pool #AL0211, 5.000%, 4/1/41	42,716
301,015	FNMA, Pool #AS0779, 4.000%, 10/1/43	296,641
2,061,845	FNMA, Pool #BT7156, 2.000%, 8/1/51	1,706,077
1,455,329	FNMA, Pool #FM4660, 2.000%, 10/1/35	1,318,102
1,447,766	FNMA, Pool #FM4702, 2.500%, 10/1/50	1,250,749
2,134,749	FNMA, Pool #FM5085, 2.000%, 12/1/50	1,768,607
1,030,302	FNMA, Pool #FM8360, 2.500%, 8/1/51	890,968
1,026,777	FNMA, Pool #FM8361, 2.500%, 8/1/51	885,908
1,135,965	FNMA, Pool #FM9905, 2.500%, 12/1/51	979,309
1,123,458	FNMA, Pool #FM9907, 2.500%, 12/1/51	969,134
826,752	FNMA, Pool #FS2906, 5.000%, 9/1/52	825,175
892,166	FNMA, Pool #MA4128, 2.000%, 9/1/40	748,189
629,287	GNMA, Pool #4424, 5.000%, 4/20/39	645,733
	Total U.S. Government Mortgage-Backed Obligations	$19,893,668
	Asset-Backed Securities — 6.2%
1,100,000	AB BSL CLO 2 Ltd. (Cayman Islands), Ser 2021-2A, Class B1, 144a, (3M LIBOR +1.650%), 6.442%, 4/15/34(A)	1,058,555
1,924,849	Adams Outdoor Advertising LP, Ser 2018-1, Class A, 144a, 4.810%, 11/15/48	1,836,358
1,000,000	Aimco CLO 11 Ltd. (Cayman Islands), Ser 2020-11A, Class AR, 144a, (3M LIBOR +1.130%), 5.922%, 10/17/34(A)	973,728
947,632	CF Hippolyta Issuer LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	859,999
1,301	CIT Home Equity Loan Trust, Ser 2002-1, Class AF5, 7.210%, 2/25/33(A)(C)	1,287
1,319,500	Coinstar Funding LLC, Ser 2017-1A, Class A2, 144a, 5.216%, 4/25/47	1,010,093

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 6.2% (Continued)
$1,259,063	Driven Brands Funding LLC, Ser 2021-1A, Class A2, 144a, 2.791%, 10/20/51	$ 1,028,430
103,215	FHLMC Structured Pass Through Securities, Ser T-20, Class A5, 8.370%, 12/25/29(A)(C)	109,013
4,981	FNMA REMIC Trust, Ser 2001-W2, Class AF6, 6.089%, 10/25/31(A)(C)	5,007
1,127,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	1,012,327
962,725	Jersey Mike's Funding, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	893,055
1,425,000	Madison Park Funding XLIX Ltd. (Cayman Islands), Ser 2021-49A, Class B1, 144a, (3M LIBOR +1.700%), 6.498%, 10/19/34(A)	1,373,498
474,799	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	471,716
947,979	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(A)(C)	803,314
1,179,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	1,000,040
40,536	Orange Lake Timeshare Trust, Ser 2016-A, Class A, 144a, 2.610%, 3/8/29	39,016
1,113,750	Planet Fitness Master Issuer LLC, Ser 2022-1A, Class A2I, 144a, 3.251%, 12/5/51	997,830
958,750	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	854,482
1,572,000	Wendy's Funding LLC, Ser 2021-1A, Class A2II, 144a, 2.775%, 6/15/51	1,266,067
	Total Asset-Backed Securities	$15,593,815
	Non-Agency Collateralized Mortgage Obligations — 6.1%
1,187	Adjustable Rate Mortgage Trust, Ser 2004-4, Class 3A1, 3.993%, 3/25/35(A)(C)	1,149
1,166,430	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.648%, 10/25/45(A)(C)	1,077,314
1,817,813	Agate Bay Mortgage Trust, Ser 2015-7, Class B2, 144a, 3.648%, 10/25/45(A)(C)	1,672,197
399,288	CSMC Trust, Ser 2013-7, Class B3, 144a, 3.532%, 8/25/43(A)(C)	362,132
483,643	CSMC Trust, Ser 2014-OAK1, Class B4, 144a, 3.643%, 11/25/44(A)(C)	454,453
878,855	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.906%, 1/25/45(A)(C)	820,801
915,637	CSMC Trust, Ser 2015-2, Class B4, 144a, 3.886%, 2/25/45(A)(C)	838,860
762,766	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.772%, 12/25/44(A)(C)	712,073
1,202,744	Deephaven Residential Mortgage Trust, Ser 2022-2, Class A1, 144a, 4.300%, 3/25/67(A)(C)	1,136,666
1,202,527	EverBank Mortgage Loan Trust, Ser 2018-1, Class B2, 144a, 3.576%, 2/25/48(A)(C)	1,030,984
29,836	Galton Funding Mortgage Trust, Ser 2019-1, Class A22, 144a, 4.000%, 2/25/59(A)(C)	28,498
318,950	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ3, Class A14, 144a, 3.000%, 10/25/50(A)(C)	272,605
17,499	JP Morgan Mortgage Trust, Ser 2005-A1, Class 2A1, 3.951%, 2/25/35(A)(C)	16,342
6,712	JP Morgan Mortgage Trust, Ser 2005-A2, Class 7CB1, 3.799%, 4/25/35(A)(C)	6,632
17,295	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 3.472%, 6/25/36(A)(C)	12,421
368,422	JP Morgan Mortgage Trust, Ser 2015-IVR2, Class B3, 144a, 6.043%, 1/25/45(A)(C)	329,135
1,557,685	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.448%, 1/25/47(A)(C)	1,322,419
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 6.1% (Continued)
$ 266,706	JP Morgan Mortgage Trust, Ser 2019-INV1, Class A15, 144a, 4.000%, 10/25/49(A)(C)	$ 248,610
1,243,581	JP Morgan Mortgage Trust, Ser 2021-11, Class A3, 144a, 2.500%, 1/25/52(A)(C)	1,003,220
17,725	MASTR Alternative Loan Trust, Ser 2004-7, Class 10A1, 6.000%, 6/25/34	16,562
1,100,000	Mill City Mortgage Loan Trust, Ser 2016-1, Class B2, 144a, 3.834%, 4/25/57(A)(C)	1,008,155
136,095	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	65,336
118,834	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.534%, 8/25/43(A)(C)	111,936
119,153	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.494%, 5/25/43(A)(C)	110,665
596,391	Sequoia Mortgage Trust, Ser 2017-2, Class A1, 144a, 3.500%, 2/25/47(A)(C)	532,170
23,487	Sequoia Mortgage Trust, Ser 2018-CH4, Class A13, 144a, 4.500%, 10/25/48(A)(C)	23,255
1,000,000	Towd Point Mortgage Trust, Ser 2017-1, Class B1, 144a, 3.800%, 10/25/56(A)(C)	883,127
800,000	Towd Point Mortgage Trust, Ser 2017-4, Class B1, 144a, 3.505%, 6/25/57(A)(C)	661,731
800,000	Towd Point Mortgage Trust, Ser 2019-4, Class A2, 144a, 3.250%, 10/25/59(A)(C)	711,088
44,598	Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	40,878
	Total Non-Agency Collateralized Mortgage Obligations	$15,511,414
	Agency Collateralized Mortgage Obligations — 4.9%
2,085,000	FHLMC REMIC, Ser 4991, Class HB, 2.000%, 7/25/50	1,552,618
2,850,000	FHLMC REMIC, Ser 5178, Class CV, 2.000%, 11/25/40	2,171,262
111,827	FNMA REMIC, Ser 2003-32, Class BZ, 6.000%, 11/25/32	115,580
11,048	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	10,480
350,279	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	326,183
1,800,000	FNMA REMIC, Ser 2019-35, Class KB, 3.000%, 7/25/49	1,496,348
2,500,000	FNMA REMIC, Ser 2022-16, Class KB, 2.500%, 11/25/49	1,946,549
2,550,000	FNMA REMIC, Ser 2022-17, Class UV, 3.000%, 7/25/42	2,151,854
40,745	FNMA Trust, Ser 2004-W15, Class 2AF, (1M LIBOR +0.250%), 5.095%, 8/25/44(A)	40,294
766,549	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	759,374
4,088,646	GNMA, Ser 2012-147, Class IO, 0.550%, 4/16/54(A)(C)(D)	51,965
1,469,864	GNMA, Ser 2016-113, Class IO, 1.181%, 2/16/58(A)(C)(D)	76,522
8,495,367	GNMA, Ser 2016-140, Class IO, 0.748%, 5/16/58(A)(C)(D)	297,690
1,700,000	GNMA, Ser 2022-50, Class KV, 3.000%, 6/20/42	1,406,968
	Total Agency Collateralized Mortgage Obligations	$12,403,687
	Sovereign Government Obligations — 3.8%
200,000	Angolan Government International Bond, 144a, 8.750%, 4/14/32	168,750
275,000	Angolan Government International Bond, 144a, 8.250%, 5/9/28	242,866
12,043	Argentine Republic Government International Bond, 1.000%, 7/9/29	3,375
242,500	Argentine Republic Government International Bond, 1.500%, 7/9/35(A)(C)	62,977
382,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	286,743

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Sovereign Government Obligations — 3.8% (Continued)
$ 100,000	Bahamas Government International Bond, 144a, 8.950%, 10/15/32	$ 79,848
200,000	Bahamas Government International Bond, 144a, 9.000%, 6/16/29	170,317
50,000	Banque Centrale de Tunisie International Bond, 8.250%, 9/19/27	29,168
697,000	Chile Government International Bond, 3.100%, 1/22/61	452,719
375,000	Colombia Government International Bond, 3.250%, 4/22/32	278,363
200,000	Colombia Government International Bond, 4.125%, 5/15/51	123,032
200,000	Colombia Government International Bond, 5.200%, 5/15/49	139,311
250,000	Colombia Government International Bond, 6.125%, 1/18/41	203,616
200,000	Dominican Republic International Bond, 144a, 5.500%, 2/22/29	188,084
200,000	Dominican Republic International Bond, 144a, 4.875%, 9/23/32	169,551
150,000	Dominican Republic International Bond, 144a, 5.950%, 1/25/27	147,461
100,000	Dominican Republic International Bond, 144a, 6.850%, 1/27/45	89,009
27,500	Ecuador Government International Bond, 7/31/30#	8,220
127,150	Ecuador Government International Bond, 144a, 1.500%, 7/31/40(A)(C)	37,967
372,885	Ecuador Government International Bond, 144a, 2.500%, 7/31/35(A)(C)	123,900
631,050	Ecuador Government International Bond, 144a, 5.500%, 7/31/30(A)(C)	293,338
200,000	Egypt Government International Bond, 144a, 7.625%, 5/29/32	126,580
350,000	Egypt Government International Bond, 144a, 5.750%, 5/29/24	316,429
400,000	Egypt Government International Bond, 144a, 5.800%, 9/30/27	279,872
200,000	Egypt Government International Bond, 144a, 8.150%, 11/20/59	110,904
100,000	El Salvador Government International Bond, 144a, 6.375%, 1/18/27	55,545
100,000	El Salvador Government International Bond, 144a, 7.650%, 6/15/35	46,887
75,000	El Salvador Government International Bond, 144a, 8.625%, 2/28/29	39,949
585,000	Ghana Government International Bond, 144a, 7.625%, 5/16/29	202,293
200,000	Ghana Government International Bond, 144a, 8.950%, 3/26/51	67,000
200,000	Guatemala Government Bond, 144a, 5.250%, 8/10/29	194,886
200,000	Guatemala Government Bond, 144a, 6.125%, 6/1/50	188,907
200,000	Hungary Government International Bond, 144a, 5.500%, 6/16/34	192,267
300,000	Hungary Government International Bond, 144a, 3.125%, 9/21/51	183,601
200,000	Lebanese Republic Government International Bond, MTN, 6.650%, 2/26/30	12,400
878,000	Mexico Government International Bond, 3.771%, 5/24/61	591,330
225,000	Mexico Government International Bond, 4.280%, 8/14/41	183,701
200,000	Mexico Government International Bond, 6.350%, 2/9/35	212,273
Principal Amount		Market Value
	Sovereign Government Obligations — 3.8% (Continued)
$ 200,000	Mongolia Government International Bond, 144a, 5.625%, 5/1/23	$ 198,340
200,000	Morocco Government International Bond, 144a, 5.500%, 12/11/42	172,654
200,000	Nigeria Government International Bond, 7.375%, 9/28/33	141,260
200,000	Nigeria Government International Bond, 144a, 6.125%, 9/28/28	155,456
200,000	Oman Government International Bond, 144a, 6.500%, 3/8/47	183,750
200,000	Oman Government International Bond, 144a, 5.375%, 3/8/27	197,736
200,000	Oman Sovereign Sukuk Co., 4.397%, 6/1/24	196,956
300,000	Pakistan Government International Bond, 144a, 7.875%, 3/31/36	102,000
200,000	Papua New Guinea Government International Bond, 8.375%, 10/4/28	182,233
100,000	Paraguay Government International Bond, 5.400%, 3/30/50	85,547
216,000	Paraguay Government International Bond, 144a, 2.739%, 1/29/33	173,253
200,000	Peruvian Government International Bond, 3.300%, 3/11/41	149,578
200,000	Republic of South Africa Government International Bond, 5.750%, 9/30/49	146,508
200,000	Romanian Government International Bond, 3.000%, 2/27/27	181,796
200,000	Romanian Government International Bond, 6.000%, 5/25/34	195,160
250,000	Serbia International Bond, 144a, 6.250%, 5/26/28	252,425
200,000	Sri Lanka Government International Bond, 144a, 6.125%, 6/3/25	73,448
350,000	Turkey Government International Bond, 4.875%, 4/16/43	231,437
200,000	Turkey Government International Bond, 5.750%, 5/11/47	141,400
200,000	Ukraine Government International Bond, 7.750%, 9/1/28*	36,084
400,000	Ukraine Government International Bond, 144a, 7.375%, 9/25/34*	68,575
	Total Sovereign Government Obligations	$9,569,035
Shares
	Short-Term Investment Funds — 2.4%
5,363,564	Dreyfus Government Cash Management, Institutional Shares, 4.71%∞Ω	5,363,564
705,219	Invesco Government & Agency Portfolio, Institutional Class, 4.73%∞Ω**	705,219
	Total Short-Term Investment Funds	$6,068,783
	Total Investment Securities—99.1% (Cost $274,359,488)	$251,191,777
	Other Assets in Excess of Liabilities — 0.9%	2,251,518
	Net Assets — 100.0%	$253,443,295
(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2023.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

Touchstone Active Bond Fund (Unaudited) (Continued)
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2023 was $686,956.
#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2023.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
IO – Interest Only
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SOC – State-Owned Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities were valued at $66,689,012 or 26.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$100,345,691	$—	$100,345,691
U.S. Treasury Obligations	—	50,138,620	—	50,138,620
Commercial Mortgage-Backed Securities	—	21,667,064	—	21,667,064
U.S. Government Mortgage-Backed Obligations	—	19,893,668	—	19,893,668
Asset-Backed Securities	—	15,593,815	—	15,593,815
Non-Agency Collateralized Mortgage Obligations	—	15,511,414	—	15,511,414
Agency Collateralized Mortgage Obligations	—	12,403,687	—	12,403,687
Sovereign Government Obligations	—	9,569,035	—	9,569,035
Short-Term Investment Funds	6,068,783	—	—	6,068,783
Other Financial Instruments
Swap Agreements
Credit contracts	—	101,425	—	101,425
Total Assets	$6,068,783	$245,224,419	$—	$251,293,202
Liabilities:
Other Financial Instruments
Futures
Interest rate contracts	$(89,904)	$—	$—	$(89,904)
Total Liabilities	$(89,904)	$—	$—	$(89,904)
Total	$5,978,879	$245,224,419	$—	$251,203,298

Futures Contracts
At March 31, 2023, $362,900 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at March 31, 2023:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation
Short Futures:
10-Year U.S. Ultra Long Term Treasury Bond	6/21/2023	99	$11,992,922	$(83,014)
Long Futures:
2-Year U.S. Treasury Note	6/30/2023	240	49,548,750	(6,890)
				$(89,904)

Touchstone Active Bond Fund (Unaudited) (Continued)
Centrally Cleared Credit Default Swaps on Credit Indices(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Clearinghouse	Underlying Bond	Value(3)	Premiums Paid/ (Received)	Unrealized Appreciation
Buy Protection:
Wells Fargo	12/20/27	$(10,215,000)	5.000%	ICE	Markit CDX North America High Yield Series 39 5Y Index	$(120,554)	$(221,979)	$101,425
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Ares Credit Opportunities Fund – March 31, 2023 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 68.1%
	Energy — 12.9%
$ 2,867,000	Apache Corp., 5.100%, 9/1/40(A)	$ 2,429,782
897,000	Archrock Partners LP / Archrock Partners Finance Corp., 144a, 6.250%, 4/1/28	865,157
184,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 5.875%, 6/30/29	162,380
1,229,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 7.000%, 11/1/26	1,187,951
187,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 8.250%, 12/31/28	180,862
2,849,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.625%, 12/15/25	2,820,510
160,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	131,986
239,000	Cheniere Energy Partners LP, 4.000%, 3/1/31	212,696
382,000	Cheniere Energy Partners LP, 4.500%, 10/1/29	356,796
1,722,000	Citgo Holding, Inc., 144a, 9.250%, 8/1/24	1,725,255
1,716,000	CITGO Petroleum Corp., 144a, 6.375%, 6/15/26	1,673,100
320,000	Cullinan Holdco Scsp (Luxembourg), 4.625%, 10/15/26	304,562
680,000	Cullinan Holdco Scsp (Luxembourg), 144a, 4.625%, 10/15/26	647,195
928,000	EnLink Midstream LLC, 5.375%, 6/1/29	893,200
2,047,000	Enviva Partners LP / Enviva Partners Finance Corp., 144a, 6.500%, 1/15/26	1,862,770
2,835,000	EQM Midstream Partners LP, 6.500%, 7/15/48	2,183,914
2,738,000	ITT Holdings LLC, 144a, 6.500%, 8/1/29	2,311,748
2,098,000	Moss Creek Resources Holdings, Inc., 144a, 7.500%, 1/15/26	1,945,895
36,000	Moss Creek Resources Holdings, Inc., 144a, 10.500%, 5/15/27	34,225
2,402,000	New Fortress Energy, Inc., 144a, 6.500%, 9/30/26	2,209,840
2,212,000	NGL Energy Partners LP / NGL Energy Finance Corp., 6.125%, 3/1/25	1,964,415
1,595,426	Rockcliff Energy II LLC, 144a, 5.500%, 10/15/29	1,408,761
690,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 4/15/25	574,369
1,779,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 12/31/30	1,589,946
645,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 9/1/31	570,352
1,957,000	TerraForm Power Operating LLC, 144a, 5.000%, 1/31/28	1,859,029
517,000	Transocean, Inc., 6.800%, 3/15/38	354,145
897,000	Transocean, Inc., 144a, 7.250%, 11/1/25	847,665
667,000	Transocean, Inc., 144a, 11.500%, 1/30/27	688,878
2,050,000	Western Midstream Operating LP, 5.500%, 2/1/50	1,752,442
		35,749,826
	Consumer Discretionary — 9.8%
928,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144a, 5.500%, 4/20/26	913,322
565,000	Asbury Automotive Group, Inc., 4.500%, 3/1/28	514,150
1,255,000	Asbury Automotive Group, Inc., 144a, 4.625%, 11/15/29	1,123,225
804,000	Ashton Woods USA LLC / Ashton Woods Finance Co., 144a, 4.625%, 8/1/29	651,240
1,025,000	Ashton Woods USA LLC / Ashton Woods Finance Co., 144a, 6.625%, 1/15/28	929,174
28,000	Bath & Body Works, Inc., 6.694%, 1/15/27	27,930
300,000	Bath & Body Works, Inc., 6.750%, 7/1/36	265,500
961,000	Bath & Body Works, Inc., 6.875%, 11/1/35	866,297
92,000	Bath & Body Works, Inc., 7.500%, 6/15/29	93,890
532,000	Caesars Entertainment, Inc., 144a, 4.625%, 10/15/29	465,234
780,000	Caesars Entertainment, Inc., 144a, 7.000%, 2/15/30	795,600
697,000	Carvana Co., 144a, 4.875%, 9/1/29	282,682
500,000	Carvana Co., 144a, 5.625%, 10/1/25	345,025
Principal Amount		Market Value

	Consumer Discretionary — (Continued)
$ 233,000	Carvana Co., 144a, 5.875%, 10/1/28	$ 103,641
55,000	Carvana Co., 144a, 10.250%, 5/1/30	31,292
179,000	Century Communities, Inc., 6.750%, 6/1/27	178,628
125,000	Clarios Global LP, 144a, 6.750%, 5/15/25	126,331
837,000	Clarios Global LP / Clarios US Finance Co., 144a, 8.500%, 5/15/27	840,139
227,000	Clarios Global LP / Clarios US Finance Co., 144a, 6.250%, 5/15/26	225,298
363,000	Colt Merger Sub, Inc., 144a, 5.750%, 7/1/25	363,055
147,000	Dana, Inc., 5.375%, 11/15/27	137,081
156,000	Delta Air Lines, Inc., 4.375%, 4/19/28	144,940
399,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	384,542
11,000	Ford Motor Credit Co. LLC, 3.810%, 1/9/24	10,870
610,000	Ford Motor Credit Co. LLC, 3.815%, 11/2/27	546,712
2,077,000	Ford Motor Credit Co. LLC, 4.063%, 11/1/24	2,005,481
462,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	422,961
55,000	Ford Motor Credit Co. LLC, 5.125%, 6/16/25	53,843
1,601,231	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144a, 5.750%, 1/20/26	1,520,137
2,326,000	Hilton Domestic Operating Co., Inc., 144a, 3.750%, 5/1/29	2,075,955
129,000	Lithia Motors, Inc., 144a, 3.875%, 6/1/29	111,424
1,222,000	Lithia Motors, Inc., 144a, 4.375%, 1/15/31	1,052,447
934,000	Live Nation Entertainment, Inc., 144a, 4.750%, 10/15/27	863,950
217,000	Live Nation Entertainment, Inc., 144a, 4.875%, 11/1/24	212,660
204,000	Live Nation Entertainment, Inc., 144a, 5.625%, 3/15/26	197,370
550,000	MGM Resorts International, 6.750%, 5/1/25	554,182
1,610,000	Nissan Motor Co. Ltd. (Japan), 144a, 4.345%, 9/17/27	1,512,555
1,964,000	Six Flags Entertainment Corp., 144a, 4.875%, 7/31/24	1,934,605
59,000	Six Flags Theme Parks, Inc., 144a, 7.000%, 7/1/25	59,610
1,138,000	SRS Distribution, Inc., 144a, 6.000%, 12/1/29	939,613
845,000	United Airlines, Inc., 144a, 4.375%, 4/15/26(A)	809,330
208,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	188,508
2,491,000	Viking Cruises Ltd., 144a, 5.875%, 9/15/27	2,152,025
		27,032,454
	Communication Services — 8.0%
2,479,000	Altice Financing SA (Luxembourg), 144a, 5.000%, 1/15/28	2,042,944
1,586,000	Altice France Holding SA (Luxembourg), 144a, 10.500%, 5/15/27	1,213,290
1,939,000	ANGI Group LLC, 144a, 3.875%, 8/15/28	1,473,134
3,130,000	Avaya, Inc., 144a, 6.125%, 9/15/28	297,350
72,000	Belo Corp., 7.250%, 9/15/27	67,500
675,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	559,946
310,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.000%, 2/1/28	285,975
2,085,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.500%, 8/15/30(A)	1,761,825
460,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.125%, 5/1/27	434,700
1,418,000	CommScope, Inc., 144a, 8.250%, 3/1/27†	1,130,855
310,000	CommScope, Inc., 144a, 6.000%, 3/1/26(A)	299,181
205,000	CSC Holdings LLC, 144a, 3.375%, 2/15/31	141,788
76,000	CSC Holdings LLC, 144a, 4.500%, 11/15/31	54,797
315,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	155,327
890,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	468,607
2,891,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 144a, 5.375%, 8/15/26	159,005

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 68.1% (Continued)
	Communication Services — (Continued)
$ 1,000,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 144a, 6.625%, 8/15/27	$ 12,500
1,085,000	DISH DBS Corp., 5.125%, 6/1/29	579,108
496,000	DISH DBS Corp., 7.750%, 7/1/26	326,333
415,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., 144a, 3.500%, 3/1/29	358,821
600,000	Level 3 Financing, Inc., 144a, 3.625%, 1/15/29	330,252
273,000	Level 3 Financing, Inc., 144a, 4.250%, 7/1/28	154,027
411,000	Level 3 Financing, Inc., 144a, 4.625%, 9/15/27(A)	247,114
322,000	Lumen Technologies, Inc., 144a, 4.000%, 2/15/27	212,520
1,781,000	Nexstar Media, Inc., 144a, 4.750%, 11/1/28	1,583,968
1,442,000	Scripps Escrow II, Inc., 144a, 3.875%, 1/15/29	1,131,483
934,000	Sirius XM Radio, Inc., 144a, 4.125%, 7/1/30	765,880
20,000	Sirius XM Radio, Inc., 144a, 5.000%, 8/1/27	18,724
240,000	Sirius XM Radio, Inc., 144a, 5.500%, 7/1/29	218,400
750,000	Summer BC Holdco B SARL (Luxembourg), 144a, 5.750%, 10/31/26	707,636
891,000	TEGNA, Inc., 4.625%, 3/15/28	781,853
350,000	Tele Columbus AG (Germany), 144a, 3.875%, 5/2/25	281,645
1,200,000	Telenet Finance Luxembourg Notes Sarl (Belgium), 144a, 5.500%, 3/1/28	1,104,000
1,969,000	Telesat Canada / Telesat LLC (Canada), 144a, 5.625%, 12/6/26	1,017,523
338,000	Virgin Media Finance PLC (United Kingdom), 144a, 5.000%, 7/15/30	279,367
131,000	Virgin Media Secured Finance PLC (United Kingdom), 144a, 4.500%, 8/15/30	112,635
1,090,000	Virgin Media Vendor Financing Notes IV DAC (Ireland), 144a, 5.000%, 7/15/28	968,737
400,000	Vmed O2 UK Financing I PLC (United Kingdom), 144a, 4.250%, 1/31/31	340,312
		22,079,062
	Consumer Staples — 7.9%
405,000	Bath & Body Works, Inc., 144a, 6.625%, 10/1/30	394,826
1,880,000	BCPE Ulysses Intermediate, Inc., 144a, 7.750%, 4/1/27(B)	1,475,800
219,000	Chobani LLC / Chobani Finance Corp., Inc., 144a, 4.625%, 11/15/28	199,564
2,366,000	Chobani LLC / Chobani Finance Corp., Inc., 144a, 7.500%, 4/15/25	2,306,885
2,198,000	eG Global Finance PLC (United Kingdom), 144a, 6.750%, 2/7/25	2,033,150
385,455	eG Global Finance PLC (United Kingdom), 144a, 8.500%, 10/30/25	360,794
578,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 5.500%, 1/15/30	551,782
2,695,000	Korn Ferry, 144a, 4.625%, 12/15/27	2,546,775
2,039,000	LBM Acquisition LLC, 144a, 6.250%, 1/15/29	1,560,509
1,469,000	LCM Investments Holdings II LLC, 144a, 4.875%, 5/1/29	1,228,965
1,586,000	Legacy LifePoint Health LLC, 144a, 4.375%, 2/15/27	1,298,560
1,617,000	Paysafe Finance PLC / Paysafe Holdings US Corp., 144a, 4.000%, 6/15/29	1,226,549
2,375,000	Specialty Building Products Holdings LLC / SBP Finance Corp., 144a, 6.375%, 9/30/26	2,173,125
666,000	SRS Distribution, Inc., 144a, 6.125%, 7/1/29	561,911
2,213,000	Team Health Holdings, Inc., 144a, 6.375%, 2/1/25	1,331,429
1,247,000	United Rentals North America, Inc., 144a, 6.000%, 12/15/29	1,264,171
1,658,000	Wolverine World Wide, Inc., 144a, 4.000%, 8/15/29	1,347,241
		21,862,036
Principal Amount		Market Value

	Industrials — 7.0%
$ 464,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 5.250%, 8/15/27	$ 365,834
1,296,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 5.250%, 8/15/27	1,021,812
412,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 5.250%, 4/30/25	405,820
1,000,000	BCP V Modular Services Finance II PLC (United Kingdom), 144a, 4.750%, 11/30/28	920,868
1,124,000	Chart Industries, Inc., 144a, 9.500%, 1/1/31	1,185,820
2,438,676	CP Atlas Buyer, Inc., 144a, 7.000%, 12/1/28	1,792,427
958,000	GFL Environmental, Inc. (Canada), 144a, 3.500%, 9/1/28	866,082
142,000	GFL Environmental, Inc. (Canada), 144a, 3.750%, 8/1/25	136,462
1,713,271	GFL Environmental, Inc. (Canada), 144a, 4.375%, 8/15/29	1,547,632
2,184,000	H&E Equipment Services, Inc., 144a, 3.875%, 12/15/28	1,913,916
500,000	Kleopatra Finco Sarl (Luxembourg), 144a, 4.250%, 3/1/26	451,116
1,065,000	Mauser Packaging Solutions Holding Co., 144a, 9.250%, 4/15/27	984,049
1,818,000	OI European Group BV, 144a, 4.750%, 2/15/30	1,651,795
529,000	Owens-Brockway Glass Container, Inc., 144a, 5.375%, 1/15/25	519,743
51,000	Owens-Brockway Glass Container, Inc., 144a, 6.625%, 5/13/27	51,058
1,126,000	Standard Industries, Inc., 144a, 4.375%, 7/15/30	979,620
602,000	Summit Materials LLC / Summit Materials Finance Corp., 144a, 5.250%, 1/15/29	570,789
160,000	TransDigm, Inc., 144a, 6.750%, 8/15/28	161,800
1,000,000	TransDigm, Inc., 144a, 6.250%, 3/15/26	1,002,385
928,000	Trident TPI Holdings, Inc., 144a, 9.250%, 8/1/24	918,627
2,568,000	Tutor Perini Corp., 144a, 6.875%, 5/1/25	1,810,440
		19,258,095
	Financials — 6.8%
431,000	Acrisure LLC / Acrisure Finance, Inc., 144a, 4.250%, 2/15/29	366,544
1,766,000	Acrisure LLC / Acrisure Finance, Inc., 144a, 10.125%, 8/1/26	1,756,799
1,440,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144a, 6.750%, 10/15/27	1,338,264
1,879,000	Blackstone Private Credit Fund, 2.625%, 12/15/26	1,577,104
479,000	LPL Holdings, Inc., 144a, 4.375%, 5/15/31	423,489
2,126,000	LPL Holdings, Inc., 144a, 4.625%, 11/15/27	1,996,989
657,441	Midcap Financial Issuer Trust, 144a, 5.625%, 1/15/30	519,385
1,765,000	Midcap Financial Issuer Trust, 144a, 6.500%, 5/1/28	1,501,450
1,066,000	Nationstar Mortgage Holdings, Inc., 144a, 5.500%, 8/15/28	914,095
503,000	Navient Corp., 5.000%, 3/15/27	442,745
599,000	OneMain Finance Corp., 3.500%, 1/15/27	502,369
392,000	OneMain Finance Corp., 3.875%, 9/15/28	310,660
1,507,000	OneMain Finance Corp., 4.000%, 9/15/30	1,130,250
1,666,000	Owl Rock Capital Corp., 3.400%, 7/15/26	1,469,834
2,369,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 144a, 3.625%, 3/1/29	2,033,905
331,000	United Wholesale Mortgage LLC, 144a, 5.500%, 11/15/25	313,262
198,000	United Wholesale Mortgage LLC, 144a, 5.500%, 4/15/29	165,330

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 68.1% (Continued)
	Financials — (Continued)
$ 695,000	United Wholesale Mortgage LLC, 144a, 5.750%, 6/15/27	$ 618,150
1,647,000	VistaJet Malta Finance PLC / XO Management Holding, Inc. (Switzerland), 144a, 6.375%, 2/1/30	1,467,866
		18,848,490
	Materials — 4.0%
759,636	ASP Unifrax Holdings, Inc., 144a, 5.250%, 9/30/28	606,991
1,833,000	Ball Corp., 2.875%, 8/15/30	1,526,807
1,492,000	CF Industries, Inc., 5.150%, 3/15/34	1,429,216
250,000	Chemours Co. (The), 144a, 4.625%, 11/15/29	206,128
1,752,000	Chemours Co. (The), 144a, 5.750%, 11/15/28	1,564,076
272,000	First Quantum Minerals Ltd. (Zambia), 144a, 7.500%, 4/1/25	271,777
417,000	Freeport-McMoRan, Inc., 4.625%, 8/1/30	393,377
300,000	Freeport-McMoRan, Inc., 5.000%, 9/1/27	293,485
420,000	Freeport-McMoRan, Inc., 5.400%, 11/14/34(A)	409,780
63,000	Freeport-McMoRan, Inc., 5.450%, 3/15/43(A)	58,932
878,000	Martin Marietta Materials, Inc., 2.400%, 7/15/31	718,526
249,000	SCIH Salt Holdings, Inc., 144a, 4.875%, 5/1/28	222,003
2,119,000	SCIH Salt Holdings, Inc., 144a, 6.625%, 5/1/29†	1,753,472
2,044,000	Tronox, Inc., 144a, 4.625%, 3/15/29	1,708,375
		11,162,945
	Real Estate — 3.9%
2,640,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144a, 4.500%, 4/1/27	2,120,897
138,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144a, 5.750%, 5/15/26	123,427
834,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 3.375%, 6/15/26	723,495
512,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 3.750%, 9/15/30	386,560
1,386,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 6.000%, 4/15/25	1,330,678
250,000	Iron Mountain UK PLC REIT, 144a, 3.875%, 11/15/25	292,552
465,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/29(A)	417,085
656,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 3/15/28	624,906
1,105,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	990,400
1,676,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. REIT, 144a, 4.250%, 2/1/27	1,324,040
754,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. REIT, 144a, 4.750%, 6/15/29	548,535
1,810,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 3.750%, 2/15/27	1,670,929
201,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.125%, 8/15/30	177,540
46,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.625%, 12/1/29	41,929
		10,772,973
	Health Care — 3.3%
1,600,000	Acadia Healthcare Co., Inc., 144a, 5.000%, 4/15/29	1,504,000
4,531,000	Air Methods Corp., 144a, 8.000%, 5/15/25	271,860
2,935,000	Global Medical Response, Inc., 144a, 6.500%, 10/1/25	2,142,550
1,442,000	Grifols Escrow Issuer SA (Spain), 144a, 4.750%, 10/15/28	1,180,637
1,000,000	IQVIA, Inc., 144a, 2.875%, 6/15/28	971,983
691,000	LifePoint Health, Inc., 144a, 5.375%, 1/15/29	422,426
1,506,000	Molina Healthcare, Inc., 144a, 4.375%, 6/15/28	1,401,017
1,654,000	Syneos Health, Inc., 144a, 3.625%, 1/15/29	1,361,826
		9,256,299
Principal Amount		Market Value

	Utilities — 2.3%
$ 731,000	Calpine Corp., 144a, 4.625%, 2/1/29	$ 631,066
1,492,000	NRG Energy, Inc., 144a, 3.625%, 2/15/31(A)	1,195,586
160,000	NRG Energy, Inc., 144a, 3.875%, 2/15/32	128,000
145,000	NRG Energy, Inc., 144a, 7.000%, 3/15/33	150,208
1,736,000	Pattern Energy Operations LP / Pattern Energy Operations, Inc., 144a, 4.500%, 8/15/28	1,588,196
1,000,000	Vistra Operations Co. LLC, 144a, 5.000%, 7/31/27	945,500
1,350,000	Vistra Operations Co. LLC, 144a, 5.625%, 2/15/27	1,310,191
466,000	Vistra Operations Co. LLC, 144a, 4.300%, 7/15/29(A)	414,704
		6,363,451
	Information Technology — 2.2%
2,707,000	Ahead DB Holdings LLC, 144a, 6.625%, 5/1/28	2,241,780
500,000	Entegris, Inc., 144a, 3.625%, 5/1/29†	432,225
1,494,000	II-VI, Inc., 144a, 5.000%, 12/15/29	1,356,104
440,000	Seagate HDD Cayman, 3.125%, 7/15/29	348,622
398,000	Seagate HDD Cayman, 3.375%, 7/15/31	295,690
1,802,000	Synaptics, Inc., 144a, 4.000%, 6/15/29	1,551,697
		6,226,118
	Total Corporate Bonds	$188,611,749
	Bank Loans — 17.2%(C)
	Communication Services — 3.7%
599,325	Cable One Inc., Incremental Term B-4 Loan, (1M LIBOR + 2.000%), 5.115%, 5/03/28	582,844
898,758	CenturyLink Inc, Term Loan A, (1M LIBOR + 2.000%), 6.635%, 1/31/25(D)	823,487
185,270	Charter Communications Operating LLC, Term Loan B2, (1M LIBOR + 1.750%), 4.870%, 2/01/27	183,330
92,881	CSC Holdings LLC, 2017 Refinancing Term Loan, (1M LIBOR + 2.250%), 5.068%, 7/17/25	88,392
394,757	CSC Holdings LLC, 2022 Refinancing Term Loan, (1M SOFR + 4.500%), 8.822%, 1/17/28	364,558
1,656,404	Delta TopCo Inc., Second Lien Initial Term Loan, (6M LIBOR + 7.250%), 9.336%, 12/01/28	1,403,803
614,512	E.W. Scripps Company, The, Tranche B-2 Term Loan, (1M LIBOR + 2.563%), 5.678%, 5/01/26	598,191
382,593	Go Daddy Operating Company, LLC, Tranche B-5 Term Loan, (1M SOFR + 3.250%), 7.042%, 11/09/29	381,877
1,007,627	Gray Television Inc, Term Loan E, (1M SOFR + 2.500%), 7.358%, 1/02/26	988,109
462,376	MH Sub I, LLC, 2020 June New Term Loan, (1M LIBOR + 3.750%), 6.865%, 9/13/24	453,998
506,627	NEP Group Inc., First Lien Initial Dollar Term Loan, (1M LIBOR + 3.250%), 6.365%, 10/20/25	470,529
295,450	Nexstar Broadcasting Inc., Term B-4 Loan, (1M LIBOR + 2.500%), 5.615%, 9/18/26	294,416
898,625	Proofpoint Inc., Initial Term Loan, (3M LIBOR + 3.250%), 6.320%, 8/31/28	876,905
370,000	Telenet Financing USD LLC, Term Loan AR Facility, (1M LIBOR + 2.000%), 4.818%, 4/28/28	362,215
1,368,279	Univision Communications Inc, 2021 Replacement Term Loan, (1M LIBOR + 3.250%), 7.885%, 3/15/26(D)	1,359,535
715,000	UPC Financing Partnership, Facility AX, (1M LIBOR + 2.925%), 5.743%, 1/31/29	699,063
480,000	Virgin Media Bristol LLC, Facility Q Advance, (1M LIBOR + 3.250%), 6.068%, 1/31/29	474,062
		10,405,314
	Information Technology — 3.3%
417,768	Cloud Software Group Inc, Term Loan, (1M SOFR + 7.100%), 10.653%, 9/28/29	415,942

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Bank Loans — 17.2%(C) (Continued)
	Information Technology — (Continued)
$ 374,781	Epicor Software Corporation, Term C Loan, (1M LIBOR + 3.250%), 6.365%, 7/30/27	$ 367,453
1,863,798	Finastra USA Inc., First Lien Dollar Term Loan, (6M LIBOR + 3.500%), 6.871%, 6/13/24(D)	1,737,824
1,169,220	Hyland Software Inc., 2018 Refinancing Term Loan, (1M LIBOR + 3.500%), 6.615%, 7/01/24	1,154,278
470,800	Hyland Software Inc., 2021-1 Incremental Term Facility, (1M LIBOR + 6.250%), 9.365%, 7/07/25	448,103
1,157,100	Open Text Corporation, Term Loan, (1M SOFR + 3.600%), 8.161%, 1/31/30	1,152,518
1,164,762	Polaris Newco LLC, First Lien Dollar Term Loan, (3M LIBOR + 4.000%), 8.730%, 6/02/28(D)	1,059,607
1,252,865	Quest Software, Inc., Second Lien Initial Term Loan, (3M SOFR + 7.650%), 10.227%, 2/01/30(D)	751,719
203,745	SS&C Technologies Inc., Term B-3 Loan, (1M LIBOR + 1.750%), 4.865%, 4/16/25	203,038
180,909	SS&C Technologies Inc., Term B-4 Loan, (1M LIBOR + 1.750%), 4.865%, 4/16/25	180,281
701,875	SS&C Technologies Inc., Term B-5 Loan, (1M LIBOR + 1.750%), 4.865%, 4/16/25	699,440
951,215	Tempo Acquisition LLC, Additional Initial Term B-1 Loan, (1M SOFR + 3.000%), 6.034%, 8/31/28	949,237
		9,119,440
	Consumer Discretionary — 2.9%
705,000	American Airlines Inc., Initial Term Loan, (3M LIBOR + 4.750%), 7.460%, 4/20/28	714,891
596,904	Aramark Services Inc., US Term B-3 Loan, (1M LIBOR + 1.750%), 4.865%, 3/11/25	594,666
973,824	Brightview Landscapes LLC, Initial Term Loan, (1M SOFR + 3.250%), 6.284%, 4/20/29	948,670
2,746,524	ClubCorp Holdings Inc., First Lien Term B Loan , (3M LIBOR + 2.750%), 6.424%, 9/18/24(D)	2,615,488
603,250	Delta Air Lines Inc., Initial Term Loan, (3M LIBOR + 3.750%), 6.460%, 10/20/27	624,291
396,324	Station Casinos LLC, Term B-1 Facility Loan, (1M LIBOR + 2.250%), 5.370%, 2/08/27	392,539
965,300	United AirLines, Inc., Class B Term Loan, (3M LIBOR + 3.750%), 6.533%, 4/21/28	956,854
866,706	Whatabrands LLC, Initial Term B Loan, (1M LIBOR + 3.250%), 6.365%, 8/03/28	856,358
322,442	William Morris Endeavor Entertainment LLC, New Term Loan B-1, (1M LIBOR + 2.750%), 5.870%, 5/18/25	319,353
		8,023,110
	Health Care — 2.3%
980,000	AlixPartners LLP, Initial Dollar Term Loan, (1M LIBOR + 2.750%), 5.865%, 2/04/28	975,404
891,337	Avantor Funding Inc., Incremental B-5 Dollar Term Loan, (1M LIBOR + 2.250%), 5.365%, 11/08/27	889,527
574,500	Belron Finance US LLC, First Incremental Loan, (3M LIBOR + 2.250%), 5.188%, 11/13/25	573,782
632,125	Froneri US Inc., Facility B2, (1M LIBOR + 2.250%), 5.365%, 1/29/27	622,276
679,950	Gainwell Acquisition Corp, Term B Loan, (3M LIBOR + 4.000%), 7.674%, 10/01/27	647,653
792,412	Organon & Co, Senior Secured Dollar Term Loan, (3M LIBOR + 3.000%), 6.188%, 6/02/28	791,089
970,200	Sunshine Luxembourg VII SARL, Term Loan B3 (USD), (3M LIBOR + 3.750%), 7.424%, 10/01/26	959,896
Principal Amount		Market Value

	Health Care — (Continued)
$ 634,077	Surgery Center Holdings, Inc., 2021 New Term Loan, (1M LIBOR + 3.750%), 7.070%, 8/31/26	$ 629,468
262,902	Team Health Holdings Inc., Initial Term Loan, (1M LIBOR + 2.750%), 5.865%, 2/06/24	223,249
		6,312,344
	Energy — 1.5%
1,405,617	Freeport LNG Investments, LLP, Initial Term B Loan, (3M LIBOR + 3.500%), 7.743%, 12/21/28	1,358,431
2,832,344	Gulf Finance, LLC, Term Loan, (1M LIBOR + 6.750%), 9.870%, 8/25/26	2,742,785
834,975	PES Holdings LLC, Tranche C Loan Non-PIK, 6.990%, 12/29/23	20,874
		4,122,090
	Materials — 1.3%
967,198	Numericable U.S. LLC, (Usd) B14 Term Loan, (2M SOFR + 5.500%), 10.170%, 8/15/28	918,838
729,432	Titan Acquisition Limited(861), Initial Term Loan, 3/28/25(D)	689,620
1,604,883	Traverse Midstream Partners LLC, Advance, (1M SOFR + 3.850%), 8.400%, 2/16/28	1,575,465
452,464	Tronox Finance LLC, First Lien Term Loan B, (3M LIBOR + 2.250%), 5.924%, 3/10/28	441,528
		3,625,451
	Financials — 0.9%
671,705	Freeport LNG Investments, LLP, Tla Term Loan, (3M LIBOR + 3.000%), 7.808%, 11/16/26	646,516
324,171	HUB International Ltd, B-3 Incremental term Loan, (1M LIBOR + 3.250%), 7.949%, 4/25/25(D)	323,072
938,212	HUB International Ltd, Initial Term Loan, (3M LIBOR + 3.000%), 5.766%, 4/25/25	934,338
653,158	NFP Corp, Closing Date Term Loan, (1M LIBOR + 3.250%), 6.365%, 2/15/27	635,876
		2,539,802
	Industrials — 0.9%
194,056	CP Atlas Buyer Inc., Term B Loan, (1M LIBOR + 3.500%), 6.615%, 11/23/27	171,532
841,629	Transdigm Inc, Tranche I Term Loan, (1M SOFR + 3.250%), 7.825%, 8/24/28	838,473
708,850	Vertical Midco Gmbh, Term Loan B, (6M LIBOR + 3.500%), 6.871%, 7/30/27	689,576
790,541	Wilsonart LLC, Tranche E Term Loan, (3M LIBOR + 3.250%), 6.930%, 12/31/26	759,417
		2,458,998
	Consumer Staples — 0.4%
1,012,443	IRB Holding Corp, 2022 Replacement Term B Loan, (1M SOFR + 3.100%), 7.687%, 12/15/27	993,885
	Total Bank Loans	$47,600,434
	Asset-Backed Securities — 9.5%
1,000,000	Aimco CLO 11 Ltd. (Cayman Islands), Ser 2020-11A, Class ER, 144a, (3M LIBOR +6.200%), 10.992%, 10/17/34(E)	908,174
575,000	AIMCO CLO 16 Ltd. (Cayman Islands), Ser 2021-16A, Class SUB, 144a, 1/17/35(E)(F)	459,035
325,000	Atrium XIII (Cayman Islands), Ser 13A, Class E, 144a, (3M LIBOR +6.050%), 10.865%, 11/21/30(E)	286,799
340,000	Atrium XV (Cayman Islands), Ser 15A, Class SUB, 144a, 1/23/31(E)(F)	176,664
1,250,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2019-2A, Class ER, 144a, (3M LIBOR +6.320%), 11.112%, 10/17/32(E)	1,066,195

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 9.5% (Continued)
$ 620,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2021-2A, Class SUB, 144a, 7/16/34(E)(F)	$ 379,322
850,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2022-1A, Class SUB, 144a, 4/18/35(E)(F)	507,810
1,000,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2021-10A, Class E, 144a, (3M LIBOR +6.500%), 11.308%, 10/20/34(E)	880,366
1,000,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2021-11A, Class E, 144a, (3M LIBOR +6.400%), 11.218%, 1/25/33(E)	873,490
500,000	Cedar Funding IV CLO Ltd. (Cayman Islands), Ser 2014-4A, Class ERR, 144a, (3M LIBOR +6.610%), 11.425%, 7/23/34(E)	433,274
714,286	Cedar Funding XIV CLO Ltd. (Cayman Islands), Ser 2021-14A, Class E, 144a, (3M LIBOR +6.340%), 11.132%, 7/15/33(E)	621,283
1,500,000	CIFC Funding Ltd. (Cayman Islands), Ser 2015-4A, Class SUB, 144a, 4/20/34(E)(F)	533,194
1,000,000	CIFC Funding Ltd., Ser 2019-4A, Class DR, 144a, (3M LIBOR +6.600%), 11.392%, 10/15/34(E)	905,828
500,000	CIFC Funding Ltd. (Cayman Islands), Ser 2020-3A, Class SUB, 144a, 10/20/34(E)(F)	385,684
1,046,139	CIFC Funding Ltd. (Cayman Islands), Ser 2021-7A, Class E, 144a, (3M LIBOR +6.350%), 11.165%, 1/23/35(E)	917,748
250,000	Dryden 45 Senior Loan Fund (Cayman Islands), Ser 2016-45A, Class ER, 144a, (3M LIBOR +5.850%), 10.642%, 10/15/30(E)	206,786
250,000	Dryden 57 CLO Ltd. (Cayman Islands), Ser 2018-57A, Class E, 144a, (3M LIBOR +5.200%), 10.064%, 5/15/31(E)	199,747
1,000,000	Dryden 76 CLO Ltd. (Cayman Islands), Ser 2019-76A, Class ER, 144a, (3M LIBOR +6.500%), 11.308%, 10/20/34(E)	861,022
250,000	Dryden 78 CLO Ltd. (Cayman Islands), Ser 2020-78A, Class SUB, 144a, 4/17/33(E)(F)	172,990
650,000	Dryden 98 CLO Ltd. (Cayman Islands), Ser 2022-98X, Class SUB, 4/20/35(F)	483,759
250,000	Elmwood CLO 22 Ltd. (Cayman Islands), Ser 2023-1A, Class E, 144a, (TSFR3M +7.650%), 12.428%, 4/17/36	247,551
250,000	Elmwood CLO 23 Ltd. (Cayman Islands), Ser 2023-2A, Class E, 144a, (TSFR3M +8.000%), 4/16/36	247,505
250,000	Elmwood CLO VIII Ltd. (Cayman Islands), Ser 2021-1A, Class F1, 144a, (3M LIBOR +8.000%), 12.808%, 1/20/34(E)	208,727
588,235	Elmwood CLO VIII Ltd. (Cayman Islands), Ser 2021-1A, Class SUB, 144a, 1/20/34(E)(F)	448,202
1,000,000	Fillmore Park CLO Ltd. (Cayman Islands), Ser 2018-1A, Class E, 144a, (3M LIBOR +5.400%), 10.192%, 7/15/30(E)	855,701
1,000,000	ICG US CLO Ltd. (Cayman Islands), Ser 2021-1A, Class SUB, 144a, 4/17/34(E)(F)	600,864
750,000	Invesco CLO Ltd. (Cayman Islands), Ser 2021-3A, Class SUB, 144a, 10/22/34(E)(F)	491,023
75,000	Invesco CLO Ltd. (Cayman Islands), Ser 2021-3A, Class Y, 144a, 10/22/34(E)(F)	21,779
250,000	Invesco US CLO Ltd. (Jersey), Ser 2023-2A, Class E, 144a, (TSFR3M +7.830%), 12.686%, 4/21/36	248,434
625,000	Madison Park Funding LIII Ltd. (Cayman Islands), Ser 2022-53A, Class SUB, 144a, 4/21/35(E)(F)	516,115
1,000,000	Madison Park Funding LIX Ltd. (Cayman Islands), Ser 2021-59X, Class SUB, 1/18/34(E)(F)	777,425
Principal Amount		Market Value
	Asset-Backed Securities — 9.5% (Continued)
$ 300,000	Madison Park Funding XII Ltd. (Cayman Islands), Ser 2014-12A, Class SUB, 144a, 7/20/26(E)(F)	$ 267
500,000	Madison Park Funding XXII Ltd. (Cayman Islands), Ser 2016-22A, Class ER, 144a, (3M LIBOR +6.700%), 11.492%, 1/15/33(E)	449,922
1,000,000	Madison Park Funding XXII Ltd. (Cayman Islands), Ser 2016-22A, Class SUB, 144a, 1/15/33(E)(F)	585,694
500,000	Madison Park Funding XXVIII Ltd. (Cayman Islands), Ser 2018-28A, Class SUB, 144a, 7/15/30(E)(F)	285,716
250,000	Madison Park Funding XXXI Ltd. (Cayman Islands), Ser 2018-31A, Class SUB, 144a, 1/23/48(E)(F)	159,728
540,000	Madison Park Funding XXXVII Ltd. (Cayman Islands), Ser 2019-37A, Class SUB, 144a, 7/15/49(E)(F)	395,285
1,000,000	Magnetite XXIII Ltd. (Cayman Islands), Ser 2019-23A, Class ER, 144a, (3M LIBOR +6.300%), 11.118%, 1/25/35(E)	899,367
250,000	Niagara Park CLO Ltd. (Cayman Islands), Ser 2019-1A, Class ER, 144a, (3M LIBOR +5.950%), 10.742%, 7/17/32(E)	219,801
250,000	Oaktree CLO Ltd. (Cayman Islands), Ser 2019-2A, Class D, 144a, (3M LIBOR +6.770%), 11.562%, 4/15/31(E)	213,330
250,000	Oaktree CLO Ltd. (Cayman Islands), Ser 2022-2A, Class E, 144a, (3M Term SOFR +8.340%), 12.998%, 7/15/33(E)	244,776
250,000	Octagon Loan Funding Ltd. (Cayman Islands), Ser 2014-1A, Class DRR, 144a, (3M LIBOR +2.900%), 7.815%, 11/18/31(E)	227,720
825,000	OHA Credit Funding 4 Ltd. (Cayman Islands), Ser 2019-4A, Class ER, 144a, (3M LIBOR +6.400%), 11.215%, 10/22/36(E)	757,637
350,000	OHA Loan Funding Ltd. (Cayman Islands), Ser 2016-1A, Class SUB, 144a, 1/20/33(E)(F)	221,203
1,000,000	REESE PARK CLO Ltd. (Cayman Islands), Ser 2020-1A, Class M2, 144a, 10/15/34(E)(F)	36,875
1,000,000	REESE PARK CLO Ltd. (Cayman Islands), Ser 2020-1A, Class SUB, 144a, 10/15/34(E)(F)	541,829
750,000	Rockland Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class M1, 144a, 4/20/34(E)(F)	5,564
750,000	Rockland Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class M2, 144a, 4/20/34(E)(F)	12,981
750,000	Rockland Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class SUB, 144a, 4/20/34(E)(F)	466,444
500,000	RR 6 Ltd. (Cayman Islands), Ser 2019-6A, Class SUB, 144a, 4/15/36(E)(F)	396,044
500,000	Steele Creek CLO Ltd. (Cayman Islands), Ser 2019-2A, Class E, 144a, (3M LIBOR +7.700%), 12.492%, 7/15/32(E)	423,913
250,000	TCI-Flatiron CLO Ltd. (Cayman Islands), Ser 2017-1A, Class D, 144a, (3M LIBOR +2.750%), 7.627%, 11/18/30(E)	231,956
500,000	Thompson Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class E, 144a, (3M LIBOR +6.310%), 11.102%, 4/15/34(E)	443,306
525,000	Thompson Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class SUB, 144a, 4/15/34(F)	400,022
300,000	TICP CLO XII Ltd. (Cayman Islands), Ser 2018-12A, Class ER, 144a, (3M LIBOR +6.250%), 11.042%, 7/15/34(E)	267,389
250,000	Voya CLO Ltd. (Cayman Islands), Ser 2019-4X, Class ER, (3M LIBOR +6.710%), 11.502%, 1/15/35(E)	216,679
1,000,000	Voya CLO Ltd., Ser 2020-3A, Class ER, 144a, (3M LIBOR +6.400%), 11.208%, 10/20/34(E)	870,806

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 9.5% (Continued)
$ 850,000	Voya CLO Ltd. (Cayman Islands), Ser 2021-1A, Class E, 144a, (3M LIBOR +6.350%), 11.142%, 7/15/34(E)	$ 742,330
250,000	Wellfleet CLO Ltd. (Cayman Islands), Ser 2018-3A, Class D, 144a, (3M LIBOR +6.250%), 11.058%, 1/20/32(E)	182,862
250,000	Wellfleet CLO Ltd. (Cayman Islands), Ser 2018-3A, Class SUB, 144a, 1/20/32(E)(F)	63,933
250,000	Wellfleet CLO Ltd. (Cayman Islands), Ser 2019-1A, Class D, 144a, (3M LIBOR +6.900%), 11.708%, 7/20/32(E)	192,600
280,000	Wellfleet CLO Ltd. (Cayman Islands), Ser 2020-1A, Class SUB, 144a, 4/15/33(E)(F)	133,355
	Total Asset-Backed Securities	$26,211,830
Shares
	Common Stocks — 1.5%
	Energy — 1.0%
14,309	AFG Holdings, Inc.	7,154
55,000	Antero Resources Corp.*	1,269,950
187,384	Ascent Resources Marcellus Holdings, LLC(G)	0
10,000	Chesapeake Energy Corp.	760,400
45,000	Summit Midstream Partners LP*	690,750
		2,728,254
	Health Care — 0.5%
162,858	Bausch Health Cos., Inc.*†	1,319,150
	Industrials — 0.0%
28,087	Tutor Perini Corp.*	173,297
	Total Common Stocks	$4,220,701
	Exchange-Traded Fund — 0.4%
32,000	Alerian MLP ETF	1,236,800
Number of Contracts		Notional Amount
	Purchased Options — 0.0%
	Purchased Call Options — 0.0%
200	VIX US 04/19/23 C30, Strike @, Exp 04/23	$20,000	6,800
	Total Purchased Options		$6,800
Shares
	Short-Term Investment Funds — 2.8%
3,889,108	Dreyfus Government Cash Management, Institutional Shares, 4.71%∞Ω	3,889,108
3,895,185	Invesco Government & Agency Portfolio, Institutional Class, 4.73%∞Ω**	3,895,185
	Total Short-Term Investment Funds	$7,784,293
	Total Long Positions—99.5% (Cost $306,079,393)	$275,672,607
Securities Sold Short — (0.4)%
Principal Amount		Market Value
	Corporate Bonds — (0.4)%
	Consumer Discretionary — (0.2)%
$(1,000,000)	At Home Group, Inc., 7.125%, 7/15/29	$ (572,500)
	Energy — (0.2)%
(675,000)	Chesapeake Energy Corp., 6.750%, 4/15/29	(670,113)
	Total Corporate Bonds	$(1,242,613)
	Total Securities Sold Short (Proceeds $1,303,823)	$(1,242,613)
Number of Contracts		Notional Amount	MarketValue
	Written Options — (0.0)%
	Written Call Options — (0.0)%
200	VIX US 04/19/23 C40, Strike @0.00, Exp 04/23	$20,000	$ (2,400)
	Total Written Options (Premiums received $9,400)		$(2,400)
	Total Investment Securities—99.1%		$274,427,594
	Other Assets in Excess of Liabilities — 0.9%		2,601,739
	Net Assets — 100.0%		$277,029,333
(A)	All or a portion of these securities are pledged as collateral for securities sold short. The total value of the securities pledged as collateral as of March 31, 2023 was $3,054,890.
(B)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amounts.
(C)	Bank loans pay interest at rates which adjust periodically unless otherwise indicated. The interest rates shown are the current interest rates as of March 31, 2023.
(D)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(E)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2023.
(F)	Security has no stated coupon and is considered an equity position in the collateralized loan obligation (“CLO”). CLO equity investments are entitled to recurring distributions which are generally equal to the excess cash flow generated from the underlying investments after payment of the contractual payments to debt holders and fund expenses.
(G)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements. Level 3 securities were not considered significant to the Fund.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2023 was $3,883,085.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2023.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
EUR – Euro
GBP – Great Britain Pound
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LLLP – Limited Liability Limited Partnership
LP – Limited Partnership
MLP – Master Limited Partnership
PIK – Payment In Kind
PLC – Public Limited Company
REIT – Real Estate Investment Trust
SOFR – Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
USD – United States Dollar
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities were valued at $182,460,140 or 65.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$188,611,749	$—	$188,611,749
Bank Loans	—	47,600,434	—	47,600,434
Asset-Backed Securities	—	26,211,830	—	26,211,830
Common Stocks	4,213,547	7,154	—	4,220,701
Exchange-Traded Fund	1,236,800	—	—	1,236,800
Purchased Call Options
Equity contracts	6,800	—	—	6,800
Short-Term Investment Funds	7,784,293	—	—	7,784,293
Other Financial Instruments
Swap Agreements
Credit contracts	—	30,083	—	30,083
Total Assets	$13,241,440	$262,461,250	$—	$275,702,690
Liabilities:
Securities Sold Short
Corporate Bonds	$—	$(1,242,613)	$—	$(1,242,613)
Other Financial Instruments
Written Call Options
Equity contracts	(2,400)	—	—	(2,400)
Foreign currency exchange contracts	—	(127,530)	—	(127,530)
Total Liabilities	$(2,400)	$(1,370,143)	$—	$(1,372,543)
Total	$13,239,040	$261,091,107	$—	$274,330,147

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Centrally Cleared Credit Default Swaps on Credit Indices(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Clearinghouse	Underlying Bond	Value(3)	Premiums Paid/ (Received)	Unrealized Appreciation
Buy Protection:
Wells Fargo	12/20/25	$(568,538)	5.000%	ICE	Markit CDX North America High Yield Series 35 5Y Index	$(16,036)	$(32,455)	$16,419
Sell Protection:
Wells Fargo	12/20/24	$500,000	1.000%	ICE	Transocean, Inc., CDS USD SR 2Y D14 12/20/2024	$(37,534)	$(51,198)	$13,664
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Forward Foreign Currency Contracts
		Contract to
Counterparty	Expiration Date	Receive		Deliver		Unrealized Depreciation
Wells Fargo	4/14/2023	USD	5,112,735	EUR	4,822,470	$(121,295)
Wells Fargo	4/14/2023	USD	287,309	GBP	237,888	(6,235)
						$(127,530)
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Dividend Equity Fund – March 31, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 99.7%
	Information Technology — 22.6%
48,217	Accenture PLC - Class A	$ 13,780,901
107,670	Analog Devices, Inc.	21,234,677
350,565	Apple, Inc.	57,808,169
85,424	Broadcom, Inc.	54,802,913
996,274	Cisco Systems, Inc.	52,080,223
1,009,348	Intel Corp.	32,975,399
359,961	International Business Machines Corp.	47,187,288
127,544	KLA Corp.	50,911,738
213,631	Micron Technology, Inc.	12,890,495
374,967	Microsoft Corp.	108,102,986
706,996	Oracle Corp.	65,694,068
400,360	QUALCOMM, Inc.	51,077,929
230,915	Texas Instruments, Inc.	42,952,499
		611,499,285
	Financials — 14.9%
110,555	Arthur J Gallagher & Co.	21,150,277
1,328,161	Bank of America Corp.	37,985,405
78,563	BlackRock, Inc.	52,568,075
123,045	Goldman Sachs Group, Inc. (The)	40,249,250
213,539	JPMorgan Chase & Co.	27,826,267
325,310	Principal Financial Group, Inc.	24,177,039
312,547	Prudential Financial, Inc.	25,860,139
136,847	T Rowe Price Group, Inc.	15,450,026
954,721	Truist Financial Corp.	32,555,986
976,014	US Bancorp	35,185,305
266,642	Visa, Inc. - Class A	60,117,105
835,461	Wells Fargo & Co.	31,229,532
		404,354,406
	Health Care — 12.8%
160,873	AbbVie, Inc.	25,638,330
174,272	AmerisourceBergen Corp.	27,902,690
340,035	Bristol-Myers Squibb Co.	23,567,826
444,934	CVS Health Corp.	33,063,045
198,968	Gilead Sciences, Inc.	16,508,375
349,977	Johnson & Johnson	54,246,435
663,340	Medtronic PLC	53,478,471
435,860	Merck & Co., Inc.	46,371,145
552,216	Pfizer, Inc.	22,530,413
93,257	UnitedHealth Group, Inc.	44,072,326
		347,379,056
	Industrials — 10.6%
212,062	3M Co.	22,289,837
122,752	Automatic Data Processing, Inc.	27,328,278
122,484	Caterpillar, Inc.	28,029,239
121,078	Eaton Corp. PLC	20,745,504
587,897	Fortune Brands Innovations, Inc.	34,527,191
83,743	Lockheed Martin Corp.	39,587,828
241,373	Paychex, Inc.	27,658,932
407,492	Raytheon Technologies Corp.	39,905,692
592,004	Stanley Black & Decker, Inc.	47,703,682
		287,776,183
	Consumer Staples — 9.3%
391,282	Coca-Cola Co. (The)	24,271,222
112,634	Constellation Brands, Inc. - Class A	25,442,894
146,835	Dollar General Corp.	30,902,894
207,476	PepsiCo, Inc.	37,822,875
446,456	Philip Morris International, Inc.	43,417,846
415,325	Sysco Corp.	32,075,550
Shares		Market Value

	Consumer Staples — (Continued)
183,536	Target Corp.	$ 30,399,068
186,263	Walmart, Inc.	27,464,479
		251,796,828
	Consumer Discretionary — 7.6%
149,868	Home Depot, Inc. (The)	44,229,044
119,063	McDonald's Corp.	33,291,205
500,360	Starbucks Corp.	52,102,487
555,468	VF Corp.	12,725,772
105,078	Whirlpool Corp.	13,872,398
379,648	Yum! Brands, Inc.	50,143,908
		206,364,814
	Communication Services — 7.2%
1,614,351	AT&T, Inc.	31,076,257
1,257,419	Comcast Corp. - Class A	47,668,754
822,283	Fox Corp. - Class A	27,998,736
599,746	Interpublic Group of Cos., Inc. (The)	22,334,541
249,797	Omnicom Group, Inc.	23,565,849
1,052,254	Verizon Communications, Inc.	40,922,158
		193,566,295
	Energy — 5.4%
254,811	Chevron Corp.	41,574,963
429,349	Exxon Mobil Corp.	47,082,411
287,799	Phillips 66	29,177,063
211,144	Valero Energy Corp.	29,475,702
		147,310,139
	Utilities — 3.6%
460,521	Dominion Energy, Inc.	25,747,729
397,508	Duke Energy Corp.	38,347,597
428,303	NextEra Energy, Inc.	33,013,595
		97,108,921
	Real Estate — 2.9%
188,701	Alexandria Real Estate Equities, Inc. REIT	23,698,958
155,764	American Tower Corp. REIT	31,828,816
199,193	Simon Property Group, Inc. REIT	22,303,640
		77,831,414
	Materials — 2.8%
96,227	Air Products & Chemicals, Inc.	27,637,357
671,430	DuPont de Nemours, Inc.	48,188,531
		75,825,888
	Total Common Stocks	$2,700,813,229
	Short-Term Investment Fund — 0.0%
1,529,940	Dreyfus Government Cash Management, Institutional Shares, 4.71%∞Ω	1,529,940
	Total Investment Securities—99.7% (Cost $2,714,903,570)	$2,702,343,169
	Other Assets in Excess of Liabilities — 0.3%	7,174,845
	Net Assets — 100.0%	$2,709,518,014
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2023.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust

Touchstone Dividend Equity Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,700,813,229	$—	$—	$2,700,813,229
Short-Term Investment Fund	1,529,940	—	—	1,529,940
Total	$2,702,343,169	$—	$—	$2,702,343,169
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone High Yield Fund – March 31, 2023 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 92.1%
	Consumer Discretionary — 16.9%
$ 415,000	Bath & Body Works, Inc., 5.250%, 2/1/28	$ 396,325
496,000	Beazer Homes USA, Inc., 6.750%, 3/15/25	487,327
829,000	Carnival Corp., 144a, 6.000%, 5/1/29	659,984
532,000	Carnival Corp., 144a, 9.875%, 8/1/27	546,976
222,000	Carnival Corp., 144a, 10.500%, 2/1/26	231,093
1,239,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	1,020,496
678,000	Dana, Inc., 4.250%, 9/1/30	543,421
523,000	Dana, Inc., 5.625%, 6/15/28	491,157
764,000	Ford Motor Co., 4.750%, 1/15/43	585,858
1,318,000	Ford Motor Credit Co. LLC, 2.900%, 2/10/29	1,090,601
1,111,000	Ford Motor Credit Co. LLC, 3.375%, 11/13/25	1,041,329
455,000	Ford Motor Credit Co. LLC, 3.664%, 9/8/24	436,549
664,000	Ford Motor Credit Co. LLC, 7.350%, 11/4/27	685,580
1,142,000	Forestar Group, Inc., 144a, 3.850%, 5/15/26	1,027,384
406,000	Hanesbrands, Inc., 144a, 4.875%, 5/15/26	384,685
1,009,000	International Game Technology PLC, 144a, 6.250%, 1/15/27	1,020,351
692,000	JB Poindexter & Co., Inc., 144a, 7.125%, 4/15/26	648,750
94,000	Michaels Cos., Inc. (The), 144a, 5.250%, 5/1/28	78,344
177,000	Michaels Cos., Inc. (The), 144a, 7.875%, 5/1/29	124,507
298,000	Royal Caribbean Cruises Ltd., 144a, 5.375%, 7/15/27	266,956
16,000	Royal Caribbean Cruises Ltd., 144a, 7.250%, 1/15/30	16,120
172,000	Royal Caribbean Cruises Ltd., 7.500%, 10/15/27	160,820
133,000	Royal Caribbean Cruises Ltd., 144a, 8.250%, 1/15/29	138,959
970,000	Royal Caribbean Cruises Ltd., 144a, 11.625%, 8/15/27	1,041,339
773,000	Sands China Ltd. (Macao), 5.625%, 8/8/25	752,405
500,000	Sands China Ltd. (Macao), 5.900%, 8/8/28	474,573
706,000	Sonic Automotive, Inc., 144a, 4.625%, 11/15/29	591,655
733,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	672,160
671,000	Thor Industries, Inc., 144a, 4.000%, 10/15/29	554,722
1,610,000	Wynn Macau Ltd. (Macao), 144a, 4.875%, 10/1/24	1,561,700
		17,732,126
	Energy — 14.3%
1,026,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 6.625%, 7/15/26	995,220
213,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.625%, 12/15/25	210,870
380,000	Callon Petroleum Co., 6.375%, 7/1/26†	361,000
161,000	Callon Petroleum Co., 144a, 7.500%, 6/15/30	151,340
315,000	Callon Petroleum Co., 144a, 8.000%, 8/1/28	312,071
830,000	Civitas Resources, Inc., 144a, 5.000%, 10/15/26	780,417
549,000	CNX Resources Corp., 144a, 7.375%, 1/15/31	542,689
1,957,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 144a, 5.500%, 6/15/31	1,759,049
711,000	Crescent Energy Finance LLC, 144a, 7.250%, 5/1/26	668,624
126,000	Crescent Energy Finance LLC, 144a, 9.250%, 2/15/28	120,803
467,000	CVR Energy, Inc., 144a, 5.250%, 2/15/25	448,284
1,078,000	DCP Midstream Operating LP, 144a, 5.850%, 5/21/43	1,052,968
625,000	Earthstone Energy Holdings LLC, 144a, 8.000%, 4/15/27	606,455
586,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.250%, 5/15/26	559,335
445,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.875%, 4/15/30	452,387
414,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	381,094
201,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 4/15/30	185,244
534,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.250%, 11/1/28	506,754
1,067,000	Murphy Oil Corp., 6.375%, 7/15/28	1,050,576
Principal Amount		Market Value

	Energy — (Continued)
$ 424,000	Nabors Industries, Inc., 144a, 7.375%, 5/15/27	$ 414,460
572,000	NuStar Logistics LP, 5.625%, 4/28/27	541,617
531,000	NuStar Logistics LP, 6.000%, 6/1/26	520,492
923,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	820,122
611,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	554,482
600,000	Sunnova Energy Corp., 144a, 5.875%, 9/1/26†	508,500
544,000	Vermilion Energy, Inc. (Canada), 144a, 6.875%, 5/1/30	495,804
		15,000,657
	Communication Services — 13.7%
666,000	Altice Financing SA (Luxembourg), 144a, 5.750%, 8/15/29	529,470
483,000	Altice Financing SA (Luxembourg), 144a, 5.000%, 1/15/28	398,040
540,000	Altice France Holding SA (Luxembourg), 144a, 10.500%, 5/15/27	413,100
514,000	Altice France SA (France), 144a, 5.125%, 7/15/29	386,785
446,000	Altice France SA (France), 144a, 5.500%, 10/15/29	340,842
506,000	Belo Corp., 7.250%, 9/15/27	474,375
749,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	621,333
641,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 6.375%, 9/1/29	612,155
315,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 7.375%, 3/1/31	310,078
593,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.125%, 5/1/27	560,385
836,000	Connect Finco SARL / Connect US Finco LLC (United Kingdom), 144a, 6.750%, 10/1/26	785,840
360,000	CSC Holdings LLC, 144a, 3.375%, 2/15/31	248,994
1,268,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	625,251
1,073,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	564,961
574,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 144a, 5.875%, 8/15/27	516,857
607,000	DISH DBS Corp., 144a, 5.250%, 12/1/26	481,047
287,000	DISH DBS Corp., 7.750%, 7/1/26	188,826
191,000	DISH Network Corp., 144a, 11.750%, 11/15/27	183,838
909,000	GoTo Group, Inc., 144a, 5.500%, 9/1/27	466,617
797,000	Gray Television, Inc., 144a, 7.000%, 5/15/27	667,300
1,089,000	Match Group Holdings II LLC, 144a, 4.625%, 6/1/28	1,006,214
345,000	Photo Holdings Merger Sub, Inc., 144a, 8.500%, 10/1/26	149,175
652,000	Scripps Escrow, Inc., 144a, 5.875%, 7/15/27	480,231
1,161,000	Sirius XM Radio, Inc., 144a, 3.125%, 9/1/26	1,043,449
408,000	Sprint Capital Corp., 6.875%, 11/15/28	439,212
1,543,000	Stagwell Global, 144a, 5.625%, 8/15/29	1,353,114
612,000	Station Casinos LLC, 144a, 4.625%, 12/1/31	516,834
		14,364,323
	Industrials — 13.3%
627,000	Air Canada (Canada), 144a, 3.875%, 8/15/26	569,583
79,000	American Axle & Manufacturing, Inc., 6.250%, 3/15/26	75,847
862,000	American Axle & Manufacturing, Inc., 6.500%, 4/1/27†	793,040
1,194,000	American Builders & Contractors Supply Co., Inc., 144a, 3.875%, 11/15/29	1,019,509
1,132,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	1,019,264
578,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.125%, 11/1/25	525,275
697,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.875%, 11/15/29	564,098
1,382,000	Cimpress PLC (Ireland), 7.000%, 6/15/26	1,129,205
1,109,000	Dycom Industries, Inc., 144a, 4.500%, 4/15/29	1,000,872
937,000	H&E Equipment Services, Inc., 144a, 3.875%, 12/15/28	821,126

Touchstone High Yield Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 92.1% (Continued)
	Industrials — (Continued)
$1,165,000	Imola Merger Corp., 144a, 4.750%, 5/15/29	$ 1,042,197
1,009,000	JELD-WEN, Inc., 144a, 6.250%, 5/15/25	1,006,477
207,000	New Enterprise Stone & Lime Co., Inc., 144a, 5.250%, 7/15/28	182,966
221,000	OI European Group BV, 144a, 4.750%, 2/15/30	200,796
495,000	Owens-Brockway Glass Container, Inc., 144a, 6.625%, 5/13/27	495,564
799,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC, 144a, 4.000%, 10/15/27	717,502
193,000	Standard Industries, Inc., 144a, 5.000%, 2/15/27	183,832
782,000	Stericycle, Inc., 144a, 3.875%, 1/15/29	682,673
1,110,000	TK Elevator US Newco, Inc. (Germany), 144a, 5.250%, 7/15/27	1,047,951
1,000,000	TransDigm, Inc., 4.625%, 1/15/29	887,500
		13,965,277
	Financials — 8.5%
317,000	Credit Acceptance Corp., 144a, 5.125%, 12/31/24	301,299
440,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	390,626
328,000	FirstCash, Inc., 144a, 5.625%, 1/1/30	302,580
544,000	goeasy Ltd. (Canada), 144a, 5.375%, 12/1/24	512,557
611,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.250%, 5/15/27	573,307
1,043,000	Jane Street Group / JSG Finance, Inc., 144a, 4.500%, 11/15/29	938,700
400,000	MGIC Investment Corp., 5.250%, 8/15/28	380,200
559,000	National Rural Utilities Cooperative Finance Corp., 4.750%, 4/30/43	538,703
692,000	Navient Corp., 5.875%, 10/25/24	672,175
430,000	Navient Corp., 6.750%, 6/25/25	417,873
315,000	OneMain Finance Corp., 3.875%, 9/15/28	249,638
228,000	OneMain Finance Corp., 4.000%, 9/15/30	171,000
399,000	OneMain Finance Corp., 6.625%, 1/15/28	365,807
250,000	OneMain Finance Corp., 8.250%, 10/1/23	250,775
273,000	PennyMac Financial Services, Inc., 144a, 5.375%, 10/15/25	254,982
414,000	PennyMac Financial Services, Inc., 144a, 5.750%, 9/15/31	327,572
1,035,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 5.750%, 4/15/26	1,027,237
718,000	Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 144a, 2.875%, 10/15/26	645,022
661,000	Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 144a, 3.875%, 3/1/31	548,062
		8,868,115
	Health Care — 5.4%
592,000	AdaptHealth LLC, 144a, 4.625%, 8/1/29	492,908
293,000	AdaptHealth LLC, 144a, 5.125%, 3/1/30	248,559
330,000	AdaptHealth LLC, 144a, 6.125%, 8/1/28	302,990
300,000	Herbalife Nutrition Ltd. / HLF Financing, Inc., 144a, 7.875%, 9/1/25	282,924
265,000	HLF Financing Sarl LLC / Herbalife International, Inc., 144a, 4.875%, 6/1/29	201,400
777,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	673,216
412,000	Medline Borrower LP, 144a, 5.250%, 10/1/29	357,457
1,123,000	MEDNAX, Inc., 144a, 5.375%, 2/15/30†	1,016,315
1,224,000	Molina Healthcare, Inc., 144a, 3.875%, 5/15/32	1,029,035
729,000	Teva Pharmaceutical Finance Netherlands III BV (Israel), 3.150%, 10/1/26	659,745
452,000	Teva Pharmaceutical Finance Netherlands III BV (Israel), 4.750%, 5/9/27	421,909
		5,686,458
Principal Amount		Market Value

	Consumer Staples — 5.4%
$ 580,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 4.000%, 10/15/30	$ 497,350
970,000	AHP Health Partners, Inc., 144a, 5.750%, 7/15/29	814,800
1,163,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 5.875%, 2/15/28	1,155,853
126,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 6.500%, 2/15/28	126,315
699,000	Gap, Inc. (The), 144a, 3.875%, 10/1/31	485,015
280,000	Macy's Retail Holdings LLC, 144a, 5.875%, 4/1/29	258,997
1,166,000	Primo Water Holdings, Inc. (Canada), 144a, 4.375%, 4/30/29	1,016,966
684,000	QVC, Inc., 4.375%, 9/1/28	277,020
448,000	QVC, Inc., 4.750%, 2/15/27	188,160
955,000	Turning Point Brands, Inc., 144a, 5.625%, 2/15/26	864,847
		5,685,323
	Real Estate — 4.7%
1,202,000	CTR Partnership LP / CareTrust Capital Corp. REIT, 144a, 3.875%, 6/30/28	1,027,710
1,039,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 6.000%, 4/15/25	997,529
132,000	Iron Mountain, Inc. REIT, 144a, 4.500%, 2/15/31	113,432
674,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/29	604,549
112,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 3/15/28	106,691
660,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	591,551
562,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer REIT, 144a, 5.875%, 10/1/28	517,461
1,078,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 4.750%, 10/15/27	1,010,299
		4,969,222
	Materials — 4.6%
355,000	Arconic Corp., 144a, 6.125%, 2/15/28	349,627
998,000	Celanese US Holdings LLC, 6.379%, 7/15/32	1,011,013
938,000	Clearwater Paper Corp., 144a, 4.750%, 8/15/28	842,699
1,041,000	INEOS Finance PLC (Luxembourg), 144a, 6.750%, 5/15/28	1,005,086
443,000	Kaiser Aluminum Corp., 144a, 4.500%, 6/1/31	363,796
243,000	Kaiser Aluminum Corp., 144a, 4.625%, 3/1/28	216,410
976,000	Mineral Resources Ltd. (Australia), 144a, 8.000%, 11/1/27	1,003,787
		4,792,418
	Information Technology — 3.5%
442,000	Amkor Technology, Inc., 144a, 6.625%, 9/15/27	442,034
587,000	Clarivate Science Holdings Corp., 144a, 4.875%, 7/1/29	530,865
555,000	Consensus Cloud Solutions, Inc., 144a, 6.000%, 10/15/26	482,163
897,000	NCR Corp., 144a, 5.125%, 4/15/29	776,189
448,000	Open Text Corp. (Canada), 144a, 3.875%, 12/1/29	377,443
560,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	499,800
291,000	SS&C Technologies, Inc., 144a, 5.500%, 9/30/27	281,467
361,000	Ziff Davis, Inc., 144a, 4.625%, 10/15/30	311,456
		3,701,417
	Utilities — 1.8%
1,033,000	Edison International, Ser B, 5.000%(A)	856,101
582,000	South Jersey Industries, Inc., 5.020%, 4/15/31	493,689
561,000	Vistra Operations Co. LLC, 144a, 4.375%, 5/1/29	496,570
		1,846,360
	Total Corporate Bonds	$96,611,696

Touchstone High Yield Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Treasury Obligations — 3.9%
$2,000,000	U.S. Treasury Note, 3.500%, 2/15/33	$ 2,001,562
2,000,000	U.S. Treasury Note, 4.000%, 2/29/28	2,034,219
	Total U.S. Treasury Obligations	$4,035,781
Shares
	Common Stocks — 0.3%
	Energy — 0.3%
8,127	Unit Corp.	354,744
	Short-Term Investment Funds — 3.8%
1,902,947	Dreyfus Government Cash Management, Institutional Shares, 4.71%∞Ω	1,902,947
2,043,580	Invesco Government & Agency Portfolio, Institutional Class, 4.73%∞Ω**	2,043,580
	Total Short-Term Investment Funds	$3,946,527
	Total Investment Securities—100.1% (Cost $113,751,730)	$104,948,748
	Liabilities in Excess of Other Assets — (0.1%)	(75,589)
	Net Assets — 100.0%	$104,873,159
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2023 was $1,973,945.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2023.
Portfolio Abbreviations:
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities were valued at $73,454,925 or 70.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$96,611,696	$—	$96,611,696
U.S. Treasury Obligations	—	4,035,781	—	4,035,781
Common Stocks	354,744	—	—	354,744
Short-Term Investment Funds	3,946,527	—	—	3,946,527
Total	$4,301,271	$100,647,477	$—	$104,948,748
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Impact Bond Fund – March 31, 2023 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 31.5%
	Financials — 10.2%
$ 3,000,000	American Express Co., 4.050%, 5/3/29	$ 2,922,841
3,000,000	Bank of America Corp., 6.204%, 11/10/28	3,137,955
1,299,374	Fishers Lane Associates LLC, 144a, 3.666%, 8/5/30	1,254,326
710,000	Fishers Lane Associates LLC, 144a, 5.477%, 8/5/40	726,326
2,599,000	Globe Life, Inc., 4.550%, 9/15/28	2,565,691
2,400,000	KeyBank NA, 4.150%, 8/8/25	2,267,752
1,179,000	KeyCorp, 2.550%, 10/1/29	941,154
2,000,000	MassMutual Global Funding II, 144a, 0.850%, 6/9/23	1,983,496
1,500,000	Metropolitan Life Global Funding I, 144a, 3.050%, 6/17/29	1,356,943
2,000,000	Metropolitan Life Global Funding I, 144a, 4.300%, 8/25/29	1,941,285
2,386,000	National Rural Utilities Cooperative Finance Corp., 3.400%, 11/15/23	2,327,159
1,500,000	Nationwide Mutual Insurance Co., 144a, 4.350%, 4/30/50	1,182,069
1,334,000	Nationwide Mutual Insurance Co., 144a, 9.375%, 8/15/39	1,811,298
1,300,000	New York Life Global Funding, 144a, 1.450%, 1/14/25	1,227,538
1,000,000	Northwestern Mutual Global Funding, 144a, 0.600%, 3/25/24	956,396
2,350,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.625%, 9/30/59	1,720,235
3,605,000	Pacific Life Global Funding II, 144a, 1.375%, 4/14/26	3,230,122
3,500,000	PNC Bank NA, 2.700%, 10/22/29	3,003,438
1,500,000	Progressive Corp. (The), 4.200%, 3/15/48	1,305,635
1,104,000	Protective Life Corp., 8.450%, 10/15/39	1,347,374
3,500,000	Protective Life Global Funding, 144a, 1.170%, 7/15/25	3,197,896
2,610,000	Reliance Standard Life Global Funding II, 144a, 2.750%, 1/21/27	2,371,019
1,700,000	SBA Tower Trust REIT, 144a, 1.884%, 1/15/26	1,534,703
1,500,000	SBA Tower Trust REIT, 144a, 2.836%, 1/15/25	1,420,354
2,802,000	Teachers Insurance & Annuity Association of America, 144a, 4.900%, 9/15/44	2,584,956
1,100,000	Unum Group, 7.190%, 2/1/28	1,139,176
844,000	Unum Group, 7.250%, 3/15/28	892,260
1,405,000	US Bancorp, 5.727%, 10/21/26	1,410,107
2,000,000	USB Capital IX, (3M LIBOR +1.020%), 5.812%(A)(B)	1,536,000
		53,295,504
	Utilities — 8.3%
3,600,000	American Water Capital Corp., 2.950%, 9/1/27	3,387,647
2,250,000	Avista Corp., 4.350%, 6/1/48	2,009,251
1,500,000	Brazos Securitization LLC, 144a, 5.243%, 9/1/40	1,542,726
1,623,000	California Water Service Co., 5.500%, 12/1/40	1,669,707
3,270,000	Cleco Securitization I LLC, Ser A-2, 4.646%, 9/1/42	3,189,861
2,008,000	Commonwealth Edison Co., 5.900%, 3/15/36	2,165,638
2,163,000	Dominion Energy South Carolina, Inc., 4.600%, 6/15/43	1,997,318
1,900,000	Duke Energy Florida Project Finance LLC, Ser 2032, 2.858%, 3/1/33	1,650,128
2,328,000	Duke Energy Progress LLC, 6.300%, 4/1/38	2,598,399
2,532,000	Entergy Louisiana LLC, 4.440%, 1/15/26	2,485,404
3,000,000	Essential Utilities, Inc., 4.276%, 5/1/49	2,500,424
1,642,000	Georgia Power Co., 4.750%, 9/1/40	1,510,735
3,828,000	Idaho Power Co., MTN, 5.500%, 3/15/53	3,959,947
3,415,000	Kentucky Utilities Co., 5.125%, 11/1/40	3,346,703
2,000,000	NextEra Energy Capital Holdings, Inc., (3M LIBOR +2.067%), 7.244%, 10/1/66(B)	1,680,690
2,080,000	PG&E Wildfire Recovery Funding LLC, Ser A-5, 5.099%, 6/1/52	2,109,757
3,490,000	SCE Recovery Funding LLC, Ser A-2, 2.943%, 11/15/42	2,875,209
Principal Amount		Market Value

	Utilities — (Continued)
$ 1,110,000	Sierra Pacific Power Co., 2.600%, 5/1/26	$ 1,046,469
1,889,631	Southaven Combined Cycle Generation LLC, 3.846%, 8/15/33	1,769,475
		43,495,488
	Industrials — 4.6%
155,680	Burlington Northern and Santa Fe Railway Co. 2005-4 Pass Through Trust, 4.967%, 4/1/23	155,650
2,355,000	Burlington Northern Santa Fe LLC, 6.700%, 8/1/28	2,578,241
1,000,000	CSX Corp., 6.150%, 5/1/37	1,101,969
2,000,000	FedEx Corp., 4.250%, 5/15/30	1,941,828
2,109,485	FedEx Corp. 2020-1 Class AA Pass Through Trust, 1.875%, 2/20/34	1,773,803
1,075,000	GATX Corp., 1.900%, 6/1/31	836,140
2,823,000	GATX Corp., 3.250%, 3/30/25	2,700,257
1,180,000	Kansas City Southern, 3.000%, 5/15/23	1,175,616
1,625,000	Kansas City Southern, 3.125%, 6/1/26	1,548,242
2,750,000	Republic Services, Inc., 2.300%, 3/1/30	2,379,186
625,000	TOTE Maritime Alaska LLC, 6.365%, 4/15/28	648,498
2,322,000	Tote Shipholdings LLC, 3.400%, 10/16/40	2,148,643
1,960,000	Union Pacific Corp., 2.891%, 4/6/36	1,613,179
413,513	Union Pacific Railroad Co. 2006 Pass Through Trust, 5.866%, 7/2/30	430,493
1,209,696	Union Pacific Railroad Co. 2014-1 Pass Through Trust, 3.227%, 5/14/26	1,154,457
2,100,000	Waste Management, Inc., 3.900%, 3/1/35	1,903,511
		24,089,713
	Consumer Discretionary — 2.8%
3,610,760	American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 10/15/28	3,189,681
1,372,164	American Airlines Group, Inc. Pass-Through Trust, 4.400%, 9/22/23	1,348,925
558,641	Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 10/29/24	539,707
5,000,000	Delta Air Lines 2019-1 Class AA Pass Through Trust, 3.204%, 4/25/24	4,894,990
1,785,000	PulteGroup, Inc., 7.875%, 6/15/32	2,063,278
2,570,000	Smithsonian Institution, 2.645%, 9/1/39	1,900,033
576,781	United Airlines, Inc. Pass-Through Trust, 2.875%, 10/7/28	513,089
		14,449,703
	Health Care — 2.4%
3,500,000	Banner Health, 2.480%, 1/1/32	2,913,511
1,162,998	CVS Pass Through Trust Series 2013, 144a, 4.704%, 1/10/36	1,093,159
2,115,488	CVS Pass-Through Trust, 6.036%, 12/10/28	2,157,881
3,405,000	HCA, Inc., 5.250%, 4/15/25	3,399,100
3,955,000	Piedmont Healthcare, Inc., 2.044%, 1/1/32	3,131,537
		12,695,188
	Real Estate — 0.9%
2,500,000	American Tower Corp. REIT, 3.125%, 1/15/27	2,325,916
2,000,000	Crown Castle International Corp. REIT, 4.300%, 2/15/29	1,928,087
805,000	SBA Tower Trust REIT, 144a, 1.631%, 11/15/26	704,363
		4,958,366
	Communication Services — 0.9%
1,500,000	AT&T, Inc., 4.850%, 7/15/45	1,356,476
1,000,000	AT&T, Inc., 6.250%, 3/29/41	1,048,909
1,200,000	Verizon Communications, Inc., 2.100%, 3/22/28	1,067,656
1,185,000	Verizon Communications, Inc., 4.862%, 8/21/46	1,126,710
		4,599,751

Touchstone Impact Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 31.5% (Continued)
	Consumer Staples — 0.8%
$ 1,000,000	Kroger Co. (The), 4.500%, 1/15/29	$ 993,837
1,265,000	Kroger Co. (The), Ser B, 7.700%, 6/1/29	1,460,597
1,600,000	United Rentals North America, Inc., 4.875%, 1/15/28	1,530,000
		3,984,434
	Energy — 0.3%
1,405,000	Texas Eastern Transmission LP, 7.000%, 7/15/32	1,609,548
	Information Technology — 0.3%
1,900,000	Lam Research Corp., 1.900%, 6/15/30	1,599,956
	Total Corporate Bonds	$164,777,651
	U.S. Government Agency Obligations — 20.5%
2,041,000	Canal Barge Co., Inc., 4.500%, 11/12/34	2,004,872
421,485	Export-Import Bank of the United States, 1.581%, 11/16/24	409,111
550,000	Petroleos Mexicanos (Mexico), 2.290%, 2/15/24	540,431
1,502,210	Reliance Industries Ltd. (India), 1.870%, 1/15/26	1,424,661
1,023,101	SBA Small Business Investment Cos, Ser 2017-10A, Class 1, 2.845%, 3/10/27	989,245
1,587,397	SBA Small Business Investment Cos, Ser 2017-10B, Class 1, 2.518%, 9/10/27	1,486,864
1,031	Small Business Administration Participation Certificates, Ser 2003-20D, Class 1, 4.760%, 4/1/23	1,031
12,915	Small Business Administration Participation Certificates, Ser 2004-20D, Class 1, 4.770%, 4/1/24	12,773
33,299	Small Business Administration Participation Certificates, Ser 2004-20K, Class 1, 4.880%, 11/1/24	32,827
30,528	Small Business Administration Participation Certificates, Ser 2005-20H, Class 1, 5.110%, 8/1/25	30,270
145,003	Small Business Administration Participation Certificates, Ser 2006-20H, Class 1, 5.700%, 8/1/26	144,803
75,760	Small Business Administration Participation Certificates, Ser 2006-20K, Class 1, 5.360%, 11/1/26	75,535
127,121	Small Business Administration Participation Certificates, Ser 2006-20L, Class 1, 5.120%, 12/1/26	126,841
124,834	Small Business Administration Participation Certificates, Ser 2007-20A, Class 1, 5.320%, 1/1/27	124,540
191,020	Small Business Administration Participation Certificates, Ser 2007-20E, Class 1, 5.310%, 5/1/27	189,277
331,563	Small Business Administration Participation Certificates, Ser 2007-20F, Class 1, 5.710%, 6/1/27	327,790
360,866	Small Business Administration Participation Certificates, Ser 2007-20L, Class 1, 5.290%, 12/1/27	360,040
142,313	Small Business Administration Participation Certificates, Ser 2008-20A, Class 1, 5.170%, 1/1/28	140,970
169,374	Small Business Administration Participation Certificates, Ser 2008-20K, Class 1, 6.770%, 11/1/28	170,786
334,327	Small Business Administration Participation Certificates, Ser 2009-20C, Class 1, 4.660%, 3/1/29	330,958
189,148	Small Business Administration Participation Certificates, Ser 2009-20D, Class 1, 4.310%, 4/1/29	186,541
424,729	Small Business Administration Participation Certificates, Ser 2009-20E, Class 1, 4.430%, 5/1/29	415,911
171,423	Small Business Administration Participation Certificates, Ser 2009-20F, Class 1, 4.950%, 6/1/29	168,688
460,423	Small Business Administration Participation Certificates, Ser 2009-20J, Class 1, 3.920%, 10/1/29	448,738
Principal Amount		Market Value
	U.S. Government Agency Obligations — 20.5% (Continued)
$ 720,562	Small Business Administration Participation Certificates, Ser 2010-20F, Class 1, 3.880%, 6/1/30	$ 707,242
1,383,490	Small Business Administration Participation Certificates, Ser 2010-20I, Class 1, 3.210%, 9/1/30	1,310,627
3,429,471	Small Business Administration Participation Certificates, Ser 2013-20C, Class 1, 2.220%, 3/1/33	3,134,927
2,744,952	Small Business Administration Participation Certificates, Ser 2013-20E, Class 1, 2.070%, 5/1/33	2,513,676
1,438,086	Small Business Administration Participation Certificates, Ser 2013-20G, Class 1, 3.150%, 7/1/33	1,367,912
1,893,719	Small Business Administration Participation Certificates, Ser 2014-20H, Class 1, 2.880%, 8/1/34	1,769,706
2,714,971	Small Business Administration Participation Certificates, Ser 2014-20I, Class 1, 2.920%, 9/1/34	2,542,499
2,403,306	Small Business Administration Participation Certificates, Ser 2014-20K, Class 1, 2.800%, 11/1/34	2,245,601
1,619,528	Small Business Administration Participation Certificates, Ser 2015-20I, Class 1, 2.820%, 9/1/35	1,509,933
1,879,685	Small Business Administration Participation Certificates, Ser 2016-20A, Class 1, 2.780%, 1/1/36	1,756,282
2,585,529	Small Business Administration Participation Certificates, Ser 2016-20B, Class 1, 2.270%, 2/1/36	2,361,013
3,058,682	Small Business Administration Participation Certificates, Ser 2016-20F, Class 1, 2.180%, 6/1/36	2,772,883
3,485,437	Small Business Administration Participation Certificates, Ser 2017-20E, Class 1, 2.880%, 5/1/37	3,247,916
2,910,479	Small Business Administration Participation Certificates, Ser 2017-20F, Class 1, 2.810%, 6/1/37	2,700,587
3,774,635	Small Business Administration Participation Certificates, Ser 2017-20K, Class 1, 2.790%, 11/1/37	3,496,455
1,831,673	Small Business Administration Participation Certificates, Ser 2017-20L, Class 1, 2.780%, 12/1/37	1,694,239
4,279,381	Small Business Administration Participation Certificates, Ser 2018-20A, Class 1, 2.920%, 1/1/38	3,981,593
4,223,320	Small Business Administration Participation Certificates, Ser 2018-20C, Class 1, 3.200%, 3/1/38	3,998,077
3,241,223	Small Business Administration Participation Certificates, Ser 2018-20K, Class 1, 3.870%, 11/1/38	3,122,201
1,773,829	Small Business Administration Participation Certificates, Ser 2018-25D, Class 1, 3.890%, 10/1/43	1,716,847
1,947,196	Small Business Administration Participation Certificates, Ser 2019-25B, Class 1, 3.450%, 2/1/44	1,827,294
2,455,786	Small Business Administration Participation Certificates, Ser 2019-25E, Class 1, 3.070%, 5/1/44	2,279,220
3,648,754	Small Business Administration Participation Certificates, Ser 2020-25I, Class 1, 1.150%, 9/1/45	2,924,877
3,341,146	Small Business Administration Participation Certificates, Ser 2022-25C, Class 1, 2.750%, 3/1/47	2,970,642
2,206,867	Small Business Administration Participation Certificates, Ser 2022-25D, Class 1, 3.500%, 4/1/47	2,069,659
2,945,757	Small Business Administration Participation Certificates, Ser 2022-25G, Class 1, 3.930%, 7/1/47	2,852,211
3,944,819	Small Business Administration Participation Certificates, Ser 2022-25H, Class 1, 3.800%, 8/1/47	3,762,711
9,512,146	Small Business Administration Participation Certificates, Ser 2022-25I, Class 1, 4.260%, 9/1/47	9,420,844
5,000,000	Small Business Administration Participation Certificates, Ser 2023-10A, Class 1, 5.168%, 3/10/33	5,036,411

Touchstone Impact Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Agency Obligations — 20.5% (Continued)
$ 2,000,000	Small Business Administration Participation Certificates, Ser 2023-25C, Class 1, 4.930%, 3/1/48	$ 2,038,717
2,482,000	Tennessee Valley Auth., 4.650%, 6/15/35	2,546,832
2,290,869	United States International Development Finance Corp., 1.870%, 11/20/37	1,909,992
5,216,887	United States of America Executive Branch, Ser 2021-25L, Class 1, 1.850%, 12/1/46	4,410,104
1,794,874	United States Small Business Administration, Ser 2019-20A, Class 1, 3.370%, 1/1/39	1,695,493
3,004,000	Vessel Management Services, Inc., 5.125%, 4/16/35	3,014,021
	Total U.S. Government Agency Obligations	$106,852,747
	Agency Collateralized Mortgage Obligations — 12.1%
2,304,770	Fannie Mae-Aces, Ser 2017-M15, Class ATS2, 3.154%, 11/25/27(B)(C)	2,207,722
3,325,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1511, Class A3, 3.542%, 3/25/34	3,088,591
3,760,000	FHLMC Multifamily Structured Pass Through Certificates, Ser KG02, Class A2, 2.412%, 8/25/29	3,386,866
2,878,594	FHLMC Multifamily Structured Pass Through Certificates, Ser KG03, Class A1, 0.704%, 4/25/29(B)(C)	2,549,125
2,732,000	FHLMC Multifamily Structured Pass Through Certificates, Ser KSG1, Class A2, 1.503%, 9/25/30	2,267,650
1,650,000	FHLMC Multifamily Structured Pass Through Certificates, Ser KSG2, Class A2, 2.091%, 11/25/31(B)(C)	1,395,603
2,266,930	FHLMC Multifamily Structured Pass Through Certificates, Ser KW03, Class A1, 2.617%, 12/25/26	2,201,707
3,060,000	FHLMC Multifamily Structured Pass-Through Certificates, Ser K-1513, Class A3, 2.797%, 8/25/34	2,615,159
2,600,000	FREMF Mortgage Trust, Ser 2013-K30, Class B, 144a, 3.775%, 6/25/45(B)(C)	2,585,247
1,930,000	FREMF Mortgage Trust, Ser 2014-K38, Class B, 144a, 4.221%, 6/25/47(B)(C)	1,895,818
2,515,000	FREMF Mortgage Trust, Ser 2014-K40, Class B, 144a, 4.075%, 11/25/47(B)(C)	2,459,059
2,000,000	FREMF Mortgage Trust, Ser 2014-K41, Class B, 144a, 3.834%, 11/25/47(B)(C)	1,943,775
2,180,000	FREMF Mortgage Trust, Ser 2015-K49, Class B, 144a, 3.725%, 10/25/48(B)(C)	2,102,835
2,200,000	FREMF Mortgage Trust, Ser 2017-K61, Class B, 144a, 3.695%, 12/25/49(B)(C)	2,075,130
750,000	FREMF Mortgage Trust, Ser 2018-K74, Class B, 144a, 4.094%, 2/25/51(B)(C)	699,780
733,910	FRESB Mortgage Trust, Ser 2015-SB9, Class A5, (1M LIBOR +0.700%), 5.369%, 11/25/35(B)	730,459
184,964	FRESB Mortgage Trust, Ser 2016-SB17, Class A5H, (1M LIBOR +0.700%), 5.369%, 5/25/36(B)	184,132
677,058	FRESB Mortgage Trust, Ser 2017-SB27, Class A10F, 3.090%, 1/25/27(B)(C)	646,931
1,546,852	FRESB Mortgage Trust, Ser 2018-SB46, Class A10F, 3.300%, 12/25/27(B)(C)	1,478,172
2,265,312	FRESB Mortgage Trust, Ser 2018-SB54, Class A10F, 3.520%, 5/25/28(B)(C)	2,173,965
2,860,095	FRESB Mortgage Trust, Ser 2018-SB55, Class A10F, 3.750%, 9/25/28(B)(C)	2,737,525
1,597,247	GNMA, Pool #785631, 4.650%, 5/20/67(B)(C)	1,586,460
517,647	GNMA, Ser 2012-46, Class C, 3.176%, 5/16/50(B)(C)	506,323
939,909	GNMA, Ser 2013-121, Class AB, 2.940%, 8/16/44(B)(C)	882,591
242,056	GNMA, Ser 2013-40, Class AC, 1.584%, 1/16/46	230,264
19,664	GNMA, Ser 2013-59, Class A, 1.750%, 7/16/45	18,350
2,540,000	GNMA, Ser 2015-32, Class HG, 3.000%, 9/16/49(B)(C)	2,164,833
414,531	GNMA, Ser 2015-37, Class AD, 2.600%, 11/16/55	390,556
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 12.1% (Continued)
$ 1,539,778	GNMA, Ser 2015-73, Class B, 2.700%, 10/16/55(B)(C)	$ 1,412,228
970,964	GNMA, Ser 2017-46, Class AB, 2.600%, 1/16/52	850,083
1,024,031	GNMA, Ser 2017-H11, Class FV, (1M LIBOR +0.500%), 5.066%, 5/20/67(B)	1,015,964
1,117,925	GNMA, Ser 2019-H15, Class GA, 2.250%, 8/20/69	1,065,918
3,846,109	GNMA, Ser 2020-113, Class AF, 2.000%, 10/1/62	2,812,024
4,879,628	GNMA, Ser 2020-118, Class AB, 2.250%, 4/16/62	4,110,593
2,241,474	GNMA, Ser 2021-21, Class AF, 1.750%, 6/16/63	1,685,550
3,653,871	GNMA, Ser 2021-22, Class AD, 1.350%, 10/16/62	2,919,136
	Total Agency Collateralized Mortgage Obligations	$63,076,124
	U.S. Government Mortgage-Backed Obligations — 10.3%
1,244,935	FHLMC, Pool #SD8186, 3.500%, 11/1/51	1,156,792
639,012	FHLMC, Pool #W30008, 7.645%, 5/1/25	645,371
548,702	FNMA, Pool #888829, 5.888%, 6/1/37(B)(C)	548,716
508,364	FNMA, Pool #AH8854, 4.500%, 4/1/41	509,411
4,000,000	FNMA, Pool #AM9682, 3.810%, 8/1/45	3,396,146
2,848,551	FNMA, Pool #AN0897, 3.440%, 2/1/32	2,695,274
3,000,000	FNMA, Pool #AN8089, 3.330%, 1/1/38	2,613,134
1,420,193	FNMA, Pool #AS8650, 3.000%, 1/1/47	1,293,164
181,094	FNMA, Pool #AT0924, 2.000%, 3/1/28	169,968
526,328	FNMA, Pool #BC0153, 4.000%, 1/1/46	512,494
3,860,363	FNMA, Pool #BL3622, 2.600%, 8/1/26	3,628,380
3,469,201	FNMA, Pool #BS5630, 3.790%, 11/1/32	3,340,500
3,287,352	FNMA, Pool #CB0455, 2.500%, 5/1/51	2,837,001
1,556,985	FNMA, Pool #FM3442, 3.000%, 6/1/50	1,406,439
7,888,988	FNMA, Pool #FS1887, 3.000%, 5/1/47	7,116,464
4,142,029	FNMA, Pool #MA4269, 2.500%, 2/1/41	3,640,728
1,480,817	FNMA, Pool #MA4416, 3.500%, 9/1/51	1,375,801
5,109,974	FNMA, Pool #MA4709, 5.000%, 7/1/52	5,094,303
6,164,137	FNMA, Pool #MA4783, 4.000%, 10/1/52	5,887,717
6,077,295	FNMA, Pool #MA4784, 4.500%, 10/1/52	5,947,868
	Total U.S. Government Mortgage-Backed Obligations	$53,815,671
	Municipal Bonds — 8.7%
	California — 3.9%
1,000,000	California Health Facilities Financing Authority, 2.704%, 6/1/30	879,545
2,000,000	California Health Facilities Financing Authority, 2.229%, 6/1/32	1,624,829
875,000	California Health Facilities Financing Authority, 4.140%, 6/1/34	821,412
1,575,000	California Municipal Finance Authority, Revenue, 2.519%, 10/1/35	1,176,652
1,465,000	City of San Francisco Public Utilities Commission Water Revenue, Build America Bonds, 6.950%, 11/1/50	1,797,196
2,345,000	East Bay Municipal Utility District Water System Revenue, Build America Bonds Sub, 5.874%, 6/1/40	2,636,259
2,010,000	Los Angeles Department of Water & Power Water System Revenue, Revenue, Build America Bonds, 6.008%, 7/1/39	2,226,042
3,500,000	Los Angeles Unified School District, Build America Bonds Ser RY, UTGO, 6.758%, 7/1/34	4,051,383
2,500,000	State of California, Build America Bonds, UTGO, 7.300%, 10/1/39	3,102,095
1,975,000	Tuolumne Wind Project Auth., Build America Bonds, Revenue, 6.918%, 1/1/34	2,197,953
		20,513,366
	Texas — 1.1%
1,770,000	Dallas Area Rapid Transit, Revenue, Build America Bonds, 5.999%, 12/1/44	2,010,446

Touchstone Impact Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Municipal Bonds — 8.7% (Continued)
	Texas — (Continued)
$ 2,640,000	Texas State Transportation Commission Highway Authority, Build America Bonds, 5.178%, 4/1/30	$ 2,730,583
1,281,000	Travis County Housing Finance Corp, Revenue, 2.550%, 7/1/42	914,954
		5,655,983
	Oklahoma — 0.6%
3,000,000	Oklahoma Development Finance Auth., Revenue, 5.087%, 2/1/52	3,069,638
	Indiana — 0.6%
2,750,000	Indianapolis Local Public Improvement Bond Bank, Build America Bonds, 6.116%, 1/15/40	3,041,871
	Virginia — 0.6%
1,076,949	Virginia Housing Development Authority, 2.950%, 10/25/49	963,090
2,665,020	Virginia Housing Development Authority, 2.125%, 7/25/51	2,041,407
		3,004,497
	Minnesota — 0.6%
3,540,646	Minnesota Housing Finance Agency, Revenue, 1.580%, 2/1/51	2,872,706
	New York — 0.5%
1,135,000	Port Authority of New York & New Jersey, 4.960%, 8/1/46	1,151,816
1,400,000	Port Authority of New York and New Jersey, Cons One Hundred Sixty-Eight, 4.926%, 10/1/51	1,421,204
		2,573,020
	Nevada — 0.3%
1,951,652	Nevada Housing Division, Revenue, 1.900%, 11/1/44	1,816,194
	Washington — 0.3%
1,600,000	State of Washington, Build America Bonds, UTGO, 5.481%, 8/1/39	1,695,741
	Ohio — 0.1%
770,000	Ohio State HFA, Revenue, 2.650%, 11/1/41	652,463
	Louisiana — 0.1%
657,536	Louisiana Housing Corp., 2.875%, 11/1/38	603,278
	Total Municipal Bonds	$45,498,757
	U.S. Treasury Obligations — 6.8%
5,200,000	U.S. Treasury Bond, 1.375%, 11/15/40	3,576,016
4,850,000	U.S. Treasury Bond, 1.875%, 2/15/51	3,298,000
8,108,900	U.S. Treasury Bond, 2.875%, 5/15/52	6,906,185
4,250,000	U.S. Treasury Note, 2.875%, 6/15/25	4,147,568
10,000,000	U.S. Treasury Note, 4.125%, 11/15/32	10,498,438
10,429,000	U.S. Treasury Strip, Principal, 5/15/43(D)	4,803,911
5,379,000	U.S. Treasury Strip, Principal, 5/15/45(D)	2,280,061
	Total U.S. Treasury Obligations	$35,510,179
	Asset-Backed Securities — 5.3%
866,496	321 Henderson Receivables I LLC, Ser 2012-1A, Class A, 144a, 4.210%, 2/16/65	811,991
1,036,671	321 Henderson Receivables I LLC, Ser 2012-2A, Class A, 144a, 3.840%, 10/15/59	952,087
3,079,190	321 Henderson Receivables I LLC, Ser 2015-2A, Class A, 144a, 3.870%, 3/15/58	2,801,998
2,309,273	CF Hippolyta Issuer LLC, Ser 2021-1A, Class A1, 144a, 1.530%, 3/15/61	2,036,467
2,686,026	JG Wentworth XLII LLC, Ser 2018-2A, Class A, 144a, 3.960%, 10/15/75	2,446,288
1,465,582	JGWPT XXXI LLC, Ser 2014-1A, Class A, 144a, 3.960%, 3/15/63	1,352,970
Principal Amount		Market Value
	Asset-Backed Securities — 5.3% (Continued)
$ 1,182,829	JGWPT XXXIV LLC, Ser 2015-1A, Class A, 144a, 3.260%, 9/15/72	$ 1,027,223
4,445,000	Louisiana Local Government Environmental Fac. & Community Development Auth, Ser 2022-ELL, Class A2, 4.145%, 2/1/33	4,335,626
1,000,000	Oklahoma Development Finance Authority, Ser 2022-ONG, Class A1, 3.877%, 5/1/37	973,280
3,993,090	Small Business Administration Participation Certificates, Ser 2021-10B, Class 1, 1.304%, 9/10/31	3,480,770
5,103,898	Small Business Administration Participation Certificates, Ser 2021-25I, Class 1, 1.560%, 9/1/46	4,205,243
101,296	Tesla Auto Lease Trust, Ser 2021-A, Class A2, 144a, 0.360%, 3/20/25	100,959
290,000	Tesla Auto Lease Trust, Ser 2021-B, Class A4, 144a, 0.630%, 9/22/25	275,163
2,710,000	T-Mobile US Trust, Ser 2022-1A, Class A, 144a, 4.910%, 5/22/28	2,720,803
	Total Asset-Backed Securities	$27,520,868
	Commercial Mortgage-Backed Securities — 3.2%
19,941	CD Mortgage Trust, Ser 2006-CD3, Class AJ, 5.688%, 10/15/48	17,800
2,979,161	Citigroup Commercial Mortgage Trust, Ser 2020-555, Class A, 144a, 2.647%, 12/10/41	2,527,885
2,300,000	COMM Mortgage Trust, Ser 2020-SBX, Class A, 144a, 1.670%, 1/10/38	2,068,891
2,440,000	DOLP Trust, Ser 2021-NYC, Class A, 144a, 2.956%, 5/10/41	1,940,505
2,000,000	FREMF Mortgage Trust, Ser 2015-K45, Class B, 144a, 3.610%, 4/25/48(B)(C)	1,940,144
2,500,000	FREMF Mortgage Trust, Ser 2015-K50, Class B, 144a, 3.780%, 10/25/48(B)(C)	2,413,187
245,000	FREMF Mortgage Trust, Ser 2015-K51, Class B, 144a, 3.951%, 10/25/48(B)(C)	237,337
2,585,702	Logistics 1 MI TN VA Senior Notes CTL Pass-Through Trust, 144a, 2.654%, 10/10/42	2,100,856
2,550,000	MKT Mortgage Trust, Ser 2020-525M, Class A, 144a, 2.694%, 2/12/40	2,014,195
2,125,000	SLG Office Trust, Ser 2021-OVA, Class A, 144a, 2.585%, 7/15/41	1,690,701
	Total Commercial Mortgage-Backed Securities	$16,951,501
	Non-Agency Collateralized Mortgage Obligations — 0.1%
455,175	Virginia Housing Development Authority, Ser 2013-B, Class A, 2.750%, 4/25/42	408,250
Shares
	Short-Term Investment Fund — 0.6%
3,260,398	Dreyfus Government Cash Management, Institutional Shares, 4.71%∞Ω	3,260,399
	Total Investment Securities—99.1% (Cost $568,798,313)	$517,672,147
	Other Assets in Excess of Liabilities — 0.9%	4,495,190
	Net Assets — 100.0%	$522,167,337
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2023.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

Touchstone Impact Bond Fund (Unaudited) (Continued)
(D)	Strip Security- Separate trading of Registered Interest and Principal. Holders of a principal strip security are entitled to the portion of the payment representing principal only.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2023.
Portfolio Abbreviations:
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddie Mac Multifamily Securitization
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
HFA – Housing Finance Authority/Agency
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
REIT – Real Estate Investment Trust
UTGO – Unlimited Tax General Obligation
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities were valued at $77,060,504 or 14.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$164,777,651	$—	$164,777,651
U.S. Government Agency Obligations	—	106,852,747	—	106,852,747
Agency Collateralized Mortgage Obligations	—	63,076,124	—	63,076,124
U.S. Government Mortgage-Backed Obligations	—	53,815,671	—	53,815,671
Municipal Bonds	—	45,498,757	—	45,498,757
U.S. Treasury Obligations	—	35,510,179	—	35,510,179
Asset-Backed Securities	—	27,520,868	—	27,520,868
Commercial Mortgage-Backed Securities	—	16,951,501	—	16,951,501
Non-Agency Collateralized Mortgage Obligations	—	408,250	—	408,250
Short-Term Investment Fund	3,260,399	—	—	3,260,399
Total	$3,260,399	$514,411,748	$—	$517,672,147
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone International ESG Equity Fund – March 31, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 85.2%
	France — 17.5%
	Energy — 6.3%
37,743	TotalEnergies SE ADR	$ 2,228,724
	Financials — 1.9%
11,136	BNP Paribas SA	665,015
	Industrials — 6.1%
17,431	Cie de Saint-Gobain	990,841
6,817	Schneider Electric SE	1,139,284
	Materials — 3.2%
6,681	Air Liquide SA	1,118,324
	Total France	6,142,188
	Japan — 13.7%
	Communication Services — 1.9%
17,000	Nintendo Co. Ltd.	660,307
	Consumer Discretionary — 5.6%
11,200	Denso Corp.	632,212
14,800	Sony Group Corp.	1,348,034
	Industrials — 3.8%
19,200	Hitachi Ltd.	1,055,245
18,500	Kubota Corp.	280,485
	Information Technology — 2.4%
6,900	Tokyo Electron Ltd.	842,946
	Total Japan	4,819,229
	United Kingdom — 12.5%
	Financials — 6.0%
1,958,280	Lloyds Banking Group PLC	1,151,368
9,666	London Stock Exchange Group PLC	938,856
	Industrials — 6.5%
9,578	Ashtead Group PLC	588,136
29,573	RELX PLC	957,779
101,083	Rentokil Initial PLC	738,770
	Total United Kingdom	4,374,909
	Sweden — 6.6%
	Financials — 4.8%
82,454	Svenska Handelsbanken AB - Class A†	714,123
59,277	Swedbank AB - Class A†	974,788
	Industrials — 1.8%
30,872	Epiroc AB - Class A	612,810
	Total Sweden	2,301,721
	Germany — 5.7%
	Communication Services — 2.6%
38,238	Deutsche Telekom AG	926,594
	Industrials — 3.1%
22,964	Deutsche Post AG	1,075,534
	Total Germany	2,002,128
	Switzerland — 4.6%
	Health Care — 2.1%
2,534	Roche Holding AG	724,072
	Industrials — 2.5%
26,004	ABB Ltd. ADR	891,937
	Total Switzerland	1,616,009
	India — 3.9%
	Financials — 3.9%
63,131	ICICI Bank Ltd. ADR	1,362,367
Shares		Market Value

	Taiwan — 3.7%
	Information Technology — 3.7%
13,991	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	$ 1,301,443
	South Korea — 3.4%
	Communication Services — 2.6%
24,292	KT Corp. ADR*	275,471
28,558	KT Corp.	645,687
	Information Technology — 0.8%
489	Samsung SDI Co. Ltd.	277,771
	Total South Korea	1,198,929
	Singapore — 3.4%
	Financials — 2.5%
95,900	Oversea-Chinese Banking Corp. Ltd.	893,959
	Real Estate — 0.9%
201,100	CapitaLand Integrated Commercial Trust REIT	299,927
	Total Singapore	1,193,886
	Spain — 2.3%
	Consumer Discretionary — 2.3%
12,284	Amadeus IT Group SA*	824,054
	Hong Kong — 1.9%
	Financials — 1.9%
62,200	AIA Group Ltd.	652,314
	Ireland — 1.8%
	Industrials — 1.8%
11,325	AerCap Holdings N.V.*	636,805
	Netherlands — 1.6%
	Health Care — 1.6%
30,581	Koninklijke Philips NV	561,678
	Denmark — 1.4%
	Industrials — 1.4%
16,895	Vestas Wind Systems A/S	492,395
	Canada — 1.2%
	Industrials — 1.2%
9,830	ATS Corp.*	411,602
	Total Common Stocks	$29,891,657
	Preferred Stocks — 2.1%
	Germany — 2.1%
	Consumer Discretionary — 2.1%
5,342	Volkswagen AG, 5.796%(A)	729,035
	Short-Term Investment Funds — 20.7%
5,354,082	Dreyfus Government Cash Management, Institutional Shares, 4.71%∞Ω	5,354,082
1,912,935	Invesco Government & Agency Portfolio, Institutional Class, 4.73%∞Ω**	1,912,935
	Total Short-Term Investment Funds	$7,267,017
	Total Investment Securities — 108.0% (Cost $33,795,073)	$37,887,709
	Liabilities in Excess of Other Assets — (8.0)%	(2,808,737)
	Net Assets — 100.0%	$35,078,972
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
*	Non-income producing security.
**	Represents collateral for securities loaned.

Touchstone International ESG Equity Fund (Unaudited) (Continued)
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2023 was $1,666,705.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
France	$2,228,724	$3,913,464	$—	$6,142,188
Japan	—	4,819,229	—	4,819,229
United Kingdom	—	4,374,909	—	4,374,909
Sweden	—	2,301,721	—	2,301,721
Germany	—	2,002,128	—	2,002,128
Switzerland	891,937	724,072	—	1,616,009
India	1,362,367	—	—	1,362,367
Taiwan	1,301,443	—	—	1,301,443
South Korea	275,471	923,458	—	1,198,929
Singapore	—	1,193,886	—	1,193,886
Spain	—	824,054	—	824,054
Hong Kong	—	652,314	—	652,314
Ireland	636,805	—	—	636,805
Netherlands	—	561,678	—	561,678
Denmark	—	492,395	—	492,395
Canada	411,602	—	—	411,602
Preferred Stocks	—	729,035	—	729,035
Short-Term Investment Funds	7,267,017	—	—	7,267,017
Total	$14,375,366	$23,512,343	$—	$37,887,709
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Mid Cap Fund – March 31, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 96.6%
	Industrials — 29.2%
3,171,078	AerCap Holdings N.V. (Ireland)*	$ 178,309,716
2,358,463	Allison Transmission Holdings, Inc.	106,696,866
1,840,997	Armstrong World Industries, Inc.	131,152,626
3,247,673	Copart, Inc. *	244,257,486
641,224	Lennox International, Inc.	161,126,767
519,332	Old Dominion Freight Line, Inc.	177,009,119
2,070,777	Otis Worldwide Corp.	174,773,579
702,400	UniFirst Corp.	123,783,952
		1,297,110,111
	Consumer Staples — 15.4%
2,180,528	BellRing Brands, Inc.*	74,137,952
1,343,625	Brown-Forman Corp. - Class B	86,354,779
1,234,341	Dollar Tree, Inc.*	177,189,650
1,841,400	Lamb Weston Holdings, Inc.	192,463,128
1,720,045	Post Holdings, Inc.*	154,580,444
		684,725,953
	Information Technology — 15.0%
1,467,385	Amphenol Corp. - Class A	119,914,702
2,938,169	Black Knight, Inc.*	169,121,008
2,242,174	Entegris, Inc.	183,880,690
1,664,470	Skyworks Solutions, Inc.	196,374,170
		669,290,570
	Materials — 11.4%
1,022,781	AptarGroup, Inc.	120,882,487
1,741,521	Ball Corp.	95,975,222
302,165	NewMarket Corp.	110,284,182
1,043,795	Vulcan Materials Co.	179,073,470
		506,215,361
	Consumer Discretionary — 10.8%
1,468,319	CarMax, Inc.*	94,383,545
589,385	Churchill Downs, Inc.	151,501,414
1,893,776	Hasbro, Inc.	101,676,834
387,878	Pool Corp.	132,824,942
		480,386,735
	Financials — 6.8%
757,979	Cincinnati Financial Corp.	84,954,286
900,421	M&T Bank Corp.	107,663,339
2,813,797	Moelis & Co. - Class A	108,162,357
		300,779,982
Shares		Market Value

	Health Care — 5.3%
2,208,083	Perrigo Co. PLC	$ 79,203,937
831,768	STERIS PLC	159,100,583
		238,304,520
	Real Estate — 2.7%
1,633,708	CBRE Group, Inc. - Class A*	118,950,280
	Total Common Stocks	$4,295,763,512
	Short-Term Investment Fund — 3.4%
151,024,100	Dreyfus Government Cash Management, Institutional Shares, 4.71%∞Ω	151,024,100
	Total Investment Securities—100.0% (Cost $3,850,431,693)	$4,446,787,612
	Liabilities in Excess of Other Assets — (0.0%)	(2,073,658)
	Net Assets — 100.0%	$4,444,713,954
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2023.
Portfolio Abbreviations:
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$4,295,763,512	$—	$—	$4,295,763,512
Short-Term Investment Fund	151,024,100	—	—	151,024,100
Total	$4,446,787,612	$—	$—	$4,446,787,612
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Mid Cap Value Fund – March 31, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 97.3%
	Industrials — 17.8%
207,498	AerCap Holdings N.V. (Ireland)*	$ 11,667,613
142,187	Clean Harbors, Inc. *	20,270,179
116,814	Dover Corp.	17,748,719
266,199	Genpact Ltd.	12,303,718
170,654	Hexcel Corp.	11,647,136
24,825	Huntington Ingalls Industries, Inc.	5,139,272
81,373	Leidos Holdings, Inc.	7,491,198
31,727	Parker-Hannifin Corp.	10,663,762
137,917	Regal Rexnord Corp.	19,409,059
51,132	Snap-on, Inc.	12,623,979
123,353	Westinghouse Air Brake Technologies Corp.	12,466,054
		141,430,689
	Financials — 14.6%
266,956	American International Group, Inc.	13,443,904
41,857	Ameriprise Financial, Inc.	12,829,171
964,712	Chimera Investment Corp. REIT	5,440,976
413,480	First Horizon Corp.	7,351,674
115,225	Global Payments, Inc.	12,126,279
102,656	Pinnacle Financial Partners, Inc.	5,662,505
131,116	Progressive Corp. (The)	18,757,455
135,909	Reinsurance Group of America, Inc.	18,043,279
136,082	The Allstate Corp.	15,079,246
174,128	Webster Financial Corp.	6,864,126
		115,598,615
	Consumer Staples — 13.8%
44,950	Casey's General Stores, Inc.	9,729,877
54,289	Constellation Brands, Inc. - Class A	12,263,342
279,182	Darling Ingredients, Inc.*	16,304,229
96,529	Dollar Tree, Inc.*	13,856,738
161,357	Hain Celestial Group, Inc. (The)*	2,767,272
147,557	Ingredion, Inc.	15,010,974
151,773	Lamb Weston Holdings, Inc.	15,863,314
269,370	TreeHouse Foods, Inc.*	13,584,329
165,807	Tyson Foods, Inc. - Class A	9,835,671
		109,215,746
	Materials — 9.8%
427,323	Axalta Coating Systems Ltd. *	12,943,614
211,342	Berry Global Group, Inc.	12,448,044
138,880	FMC Corp.	16,961,414
82,103	International Flavors & Fragrances, Inc.	7,550,192
532,178	Livent Corp.*	11,558,906
54,777	Scotts Miracle-Gro Co. (The)	3,820,148
371,007	Valvoline, Inc.	12,962,984
		78,245,302
	Utilities — 9.6%
506,977	CenterPoint Energy, Inc.	14,935,543
118,306	DTE Energy Co.	12,959,239
115,322	Entergy Corp.	12,424,792
151,064	Evergy, Inc.	9,233,032
462,742	NiSource, Inc.	12,938,266
145,721	WEC Energy Group, Inc.	13,812,894
		76,303,766
	Health Care — 9.1%
84,798	AmerisourceBergen Corp.	13,577,008
182,865	Centene Corp.*	11,558,896
253,569	Encompass Health Corp.	13,718,083
254,469	Envista Holdings Corp.*	10,402,693
Shares		Market Value

	Health Care — (Continued)
44,466	Laboratory Corp. of America Holdings	$ 10,201,390
97,307	Zimmer Biomet Holdings, Inc.	12,572,064
		72,030,134
	Consumer Discretionary — 7.1%
281,115	BorgWarner, Inc.	13,805,558
76,919	Carter's, Inc.	5,532,014
126,166	Columbia Sportswear Co.	11,385,220
178,458	Hasbro, Inc.	9,581,410
281,115	LKQ Corp.	15,956,087
		56,260,289
	Energy — 5.9%
382,903	ChampionX Corp.	10,388,158
428,573	Coterra Energy, Inc.	10,517,181
86,503	Pioneer Natural Resources	17,667,373
60,251	Valero Energy Corp.	8,411,040
		46,983,752
	Information Technology — 5.2%
130,827	Akamai Technologies, Inc.*	10,243,754
77,544	F5 Networks, Inc.*	11,297,385
76,919	PTC, Inc.*	9,863,324
94,886	Qorvo, Inc.*	9,637,571
		41,042,034
	Real Estate — 4.4%
95,891	Alexandria Real Estate Equities, Inc. REIT	12,042,951
95,732	Digital Realty Trust, Inc. REIT	9,411,413
36,802	Essex Property Trust, Inc. REIT	7,696,770
371,783	Host Hotels & Resorts, Inc. REIT	6,130,702
		35,281,836
	Total Common Stocks	$772,392,163
	Exchange-Traded Fund — 0.7%
48,625	iShares Russell Mid-Cap Value ETF	5,163,975
	Short-Term Investment Fund — 2.1%
16,914,877	Dreyfus Government Cash Management, Institutional Shares, 4.71%∞Ω	16,914,877
	Total Investment Securities—100.1% (Cost $625,417,778)	$794,471,015
	Liabilities in Excess of Other Assets — (0.1%)	(860,175)
	Net Assets — 100.0%	$793,610,840
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2023.
Portfolio Abbreviations:
ETF – Exchange-Traded Fund
REIT – Real Estate Investment Trust

Touchstone Mid Cap Value Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$772,392,163	$—	$—	$772,392,163
Exchange-Traded Fund	5,163,975	—	—	5,163,975
Short-Term Investment Fund	16,914,877	—	—	16,914,877
Total	$794,471,015	$—	$—	$794,471,015
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Sands Capital Select Growth Fund – March 31, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 96.8%
	Information Technology — 38.9%
519,180	Atlassian Corp. - Class A*	$ 88,868,041
1,186,303	Cloudflare, Inc. - Class A*	73,147,443
701,733	Datadog, Inc.*	50,987,920
563,459	Entegris, Inc.	46,209,273
161,927	Intuit, Inc.	72,191,914
145,688	Lam Research Corp.	77,232,123
248,851	Microsoft Corp.	71,743,743
363,653	NVIDIA Corp.	101,011,894
351,516	ServiceNow, Inc.*	163,356,515
2,194,306	Shopify, Inc. (Canada) - Class A*	105,195,030
471,319	Snowflake, Inc. - Class A*	72,719,808
		922,663,704
	Communication Services — 13.1%
85,777	Charter Communications, Inc. - Class A*	30,674,713
1,143,212	Match Group, Inc.*	43,887,909
289,618	Netflix, Inc.*	100,057,227
839,112	Sea Ltd. (Singapore) ADR*	72,625,143
1,924,353	Warner Music Group Corp. - Class A	64,215,660
		311,460,652
	Health Care — 13.1%
717,723	10X Genomics, Inc. - Class A*	40,041,766
199,478	Align Technology, Inc.*	66,653,579
1,253,379	DexCom, Inc.*	145,617,572
446,833	Edwards Lifesciences Corp.*	36,966,494
160,804	Sarepta Therapeutics, Inc.*	22,163,616
		311,443,027
	Consumer Discretionary — 13.1%
318,212	Airbnb, Inc. - Class A*	39,585,573
1,505,250	Amazon.com, Inc.*	155,477,272
835,029	DoorDash, Inc. - Class A*	53,074,443
626,558	Floor & Decor Holdings, Inc. - Class A*	61,540,527
		309,677,815
	Financials — 11.9%
1,676,849	Block, Inc.*	115,115,684
740,033	Visa, Inc. - Class A	166,847,840
		281,963,524
Shares		Market Value

	Industrials — 6.7%
1,388,528	CoStar Group, Inc.*	$ 95,600,153
2,005,695	Uber Technologies, Inc.*	63,580,531
		159,180,684
	Total Common Stocks	$2,296,389,406
	Short-Term Investment Fund — 3.5%
82,877,415	Dreyfus Government Cash Management, Institutional Shares, 4.71%∞Ω	82,877,415
	Total Investment Securities—100.3% (Cost $1,928,960,860)	$2,379,266,821
	Liabilities in Excess of Other Assets — (0.3%)	(6,202,770)
	Net Assets — 100.0%	$2,373,064,051
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,296,389,406	$—	$—	$2,296,389,406
Short-Term Investment Fund	82,877,415	—	—	82,877,415
Total	$2,379,266,821	$—	$—	$2,379,266,821
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Small Cap Fund – March 31, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 94.4%
	Industrials — 23.4%
37,835	Armstrong World Industries, Inc.	$ 2,695,365
106,999	Evoqua Water Technologies Corp.*	5,319,990
36,041	Landstar System, Inc.	6,460,710
58,395	Masonite International Corp. *	5,300,514
51,194	Matson, Inc.	3,054,746
41,903	Ritchie Bros Auctioneers, Inc. (Canada)	2,358,720
13,450	UniFirst Corp.	2,370,294
		27,560,339
	Consumer Discretionary — 16.6%
69,091	Acushnet Holdings Corp.	3,519,495
4,063	Graham Holdings Co. - Class B	2,420,898
44,551	Malibu Boats, Inc. - Class A*	2,514,904
13,240	Murphy USA, Inc.	3,416,582
194,893	Tempur Sealy International, Inc.	7,696,325
		19,568,204
	Financials — 14.4%
77,216	Atlantic Union Bankshares Corp.	2,706,421
98,444	Cannae Holdings, Inc.*	1,986,600
24,778	Hanover Insurance Group, Inc. (The)	3,183,973
90,685	Moelis & Co. - Class A	3,485,931
4,108	White Mountains Insurance Group Ltd.	5,658,729
		17,021,654
	Information Technology — 12.8%
95,653	ACI Worldwide, Inc.*	2,580,718
91,233	CTS Corp.	4,512,384
32,409	Qualys, Inc.*	4,213,818
139,829	Vontier Corp.	3,822,925
		15,129,845
	Materials — 7.3%
58,971	Ingevity Corp.*	4,217,606
11,044	NewMarket Corp.	4,030,839
45,804	Tredegar Corp.	418,191
		8,666,636
	Real Estate — 7.1%
133,506	Alexander & Baldwin, Inc. REIT	2,524,599
140,707	Essential Properties Realty Trust, Inc. REIT	3,496,569
43,627	First Industrial Realty Trust, Inc. REIT	2,320,956
		8,342,124
	Health Care — 6.1%
62,960	Enovis Corp.*	3,367,730
Shares		Market Value

	Health Care — (Continued)
27,331	Haemonetics Corp.*	$ 2,261,640
36,325	LivaNova PLC*	1,583,044
		7,212,414
	Consumer Staples — 5.5%
20,770	Lancaster Colony Corp.	4,213,818
31,942	PriceSmart, Inc.	2,283,214
		6,497,032
	Energy — 1.2%
47,250	Dril-Quip, Inc. *	1,355,602
	Total Common Stocks	$111,353,850
	Short-Term Investment Fund — 5.5%
6,539,241	Dreyfus Government Cash Management, Institutional Shares, 4.71%∞Ω	6,539,241
	Total Investment Securities—99.9% (Cost $97,863,656)	$117,893,091
	Other Assets in Excess of Liabilities — 0.1%	111,559
	Net Assets — 100.0%	$118,004,650
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2023.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$111,353,850	$—	$—	$111,353,850
Short-Term Investment Fund	6,539,241	—	—	6,539,241
Total	$117,893,091	$—	$—	$117,893,091
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Small Cap Value Fund – March 31, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 98.5%
	Industrials — 23.8%
48,972	AZEK Co., Inc. (The)*	$ 1,152,801
27,433	BWX Technologies, Inc.	1,729,376
6,453	CACI International, Inc. - Class A*	1,911,895
35,929	CIRCOR International, Inc. *	1,118,110
16,112	Clean Harbors, Inc. *	2,296,927
11,902	EMCOR Group, Inc.	1,935,146
32,822	Enerpac Tool Group Corp.	836,961
14,414	EnPro Industries, Inc.	1,497,470
9,938	ExlService Holdings, Inc.*	1,608,267
79,854	Gates Industrial Corp. PLC*	1,109,172
51,346	Harsco Corp.*	350,693
17,264	Hexcel Corp.	1,178,268
38,943	Huron Consulting Group, Inc.*	3,129,849
24,295	ITT, Inc.	2,096,659
27,273	Korn/Ferry International	1,411,105
16,000	Masonite International Corp. *	1,452,320
10,754	Regal Rexnord Corp.	1,513,410
14,438	Standex International Corp.	1,767,789
6,417	Valmont Industries, Inc.	2,048,820
		30,145,038
	Financials — 18.6%
192,368	Chimera Investment Corp. REIT	1,084,956
9,672	City Holding Co.	878,991
101,428	Columbia Banking System, Inc.	2,172,588
25,100	First American Financial Corp.	1,397,066
71,845	First Interstate BancSystem, Inc. - Class A	2,145,292
12,212	Hanover Insurance Group, Inc. (The)	1,569,242
28,378	Independent Bank Corp.	1,862,164
76,237	MGIC Investment Corp.	1,023,101
18,462	National Bank Holdings Corp. - Class A	617,739
33,520	NMI Holdings, Inc. - Class A*	748,502
120,860	Old National Bancorp	1,742,801
26,227	Pinnacle Financial Partners, Inc.	1,446,681
12,785	Primerica, Inc.	2,202,088
44,273	Univest Financial Corp.	1,051,041
146,988	Valley National Bancorp	1,358,169
30,234	Wintrust Financial Corp.	2,205,570
		23,505,991
	Health Care — 9.5%
17,439	Amedisys, Inc.*	1,282,638
39,334	Encompass Health Corp.	2,127,969
40,096	Envista Holdings Corp.*	1,639,125
34,773	Integra LifeSciences Holdings Corp.*	1,996,318
22,239	NuVasive, Inc.*	918,693
41,406	Premier, Inc. - Class A	1,340,312
43,817	Prestige Consumer Healthcare, Inc.*	2,744,259
		12,049,314
	Consumer Discretionary — 8.7%
69,794	American Eagle Outfitters, Inc.	938,031
6,780	Carter's, Inc.	487,618
24,947	Cheesecake Factory, Inc. (The)	874,392
15,271	Dorman Products, Inc.*	1,317,276
69,923	Goodyear Tire & Rubber Co. (The)*	770,551
7,050	Murphy USA, Inc.	1,819,253
6,739	Oxford Industries, Inc.	711,571
34,132	Steven Madden Ltd.	1,228,752
60,380	Topgolf Callaway Brands Corp.*	1,305,416
35,355	Urban Outfitters, Inc.*	980,041
13,616	YETI Holdings, Inc.*	544,640
		10,977,541
Shares		Market Value

	Materials — 8.5%
44,000	Axalta Coating Systems Ltd. *	$ 1,332,760
12,814	Cabot Corp.	982,065
20,439	Ingevity Corp.*	1,461,797
7,662	Innospec, Inc.	786,657
90,555	Livent Corp.*	1,966,855
61,617	O-I Glass, Inc.*	1,399,322
17,739	Silgan Holdings, Inc.	952,052
53,039	Valvoline, Inc.	1,853,183
		10,734,691
	Consumer Staples — 7.7%
45,318	Hain Celestial Group, Inc. (The)*	777,204
53,238	Hostess Brands, Inc.*	1,324,562
17,784	Ingredion, Inc.	1,809,166
5,607	Lancaster Colony Corp.	1,137,548
9,218	MGP Ingredients, Inc.	891,565
26,435	Performance Food Group Co.*	1,595,088
43,226	TreeHouse Foods, Inc.*	2,179,887
		9,715,020
	Information Technology — 6.9%
15,660	Belden, Inc.	1,358,818
137,823	Harmonic, Inc.*	2,010,838
29,385	Lumentum Holdings, Inc.*	1,587,084
10,092	MACOM Technology Solutions Holdings, Inc.*	714,917
27,335	National Instruments Corp.	1,432,627
147,135	Viavi Solutions, Inc.*	1,593,472
		8,697,756
	Utilities — 4.9%
18,568	Black Hills Corp.	1,171,641
14,941	IDACORP, Inc.	1,618,559
51,281	Portland General Electric Co.	2,507,128
13,501	Spire, Inc.	946,960
		6,244,288
	Energy — 4.7%
31,201	Cactus, Inc. - Class A	1,286,417
54,507	ChampionX Corp.	1,478,775
19,201	Civitas Resources, Inc.	1,312,196
30,213	PDC Energy, Inc.	1,939,071
		6,016,459
	Real Estate — 4.7%
50,841	Corporate Office Properties Trust REIT	1,205,440
36,509	National Storage Affiliates Trust REIT	1,525,346
164,285	Newmark Group, Inc. - Class A	1,163,138
59,073	STAG Industrial, Inc. REIT	1,997,849
		5,891,773
	Communication Services — 0.5%
41,019	TEGNA, Inc.	693,631
	Total Common Stocks	$124,671,502
	Short-Term Investment Fund — 0.7%
954,715	Dreyfus Government Cash Management, Institutional Shares, 4.71%∞Ω	954,715
	Total Investment Securities—99.2% (Cost $113,908,427)	$125,626,217
	Other Assets in Excess of Liabilities — 0.8%	970,019
	Net Assets — 100.0%	$126,596,236
*	Non-income producing security.

Touchstone Small Cap Value Fund (Unaudited) (Continued)
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2023.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$124,671,502	$—	$—	$124,671,502
Short-Term Investment Fund	954,715	—	—	954,715
Total	$125,626,217	$—	$—	$125,626,217
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Ultra Short Duration Fixed Income Fund – March 31, 2023 (Unaudited)
Principal Amount		Market Value
	Asset-Backed Securities — 40.1%
$ 905,127	ACC Auto Trust, Ser 2021-A, Class A, 144a, 1.080%, 4/15/27	$ 898,051
6,000,000	AFG ABS I LLC, Ser 2023-1, Class A1, 144a, 5.462%, 2/15/24	6,003,374
6,681,818	AGL Static CLO 18 Ltd. (Cayman Islands), Ser 2022-18A, Class A1, 144a, (TSFR3M +1.320%), 5.973%, 4/21/31(A)	6,602,632
12,250,000	American Credit Acceptance Receivables Trust, Ser 2019-4, Class E, 144a, 3.850%, 12/12/25	12,126,444
13,600,000	Americredit Automobile Receivables Trust, Ser 2019-1, Class D, 3.620%, 3/18/25	13,436,718
8,250,000	Anchorage Capital CLO Ltd. (Cayman Islands), Ser 2013-1A, Class A1R, 144a, (3M LIBOR +1.250%), 6.065%, 10/13/30(A)	8,169,579
4,967,655	Ares XL CLO Ltd. (Cayman Islands), Ser 2016-40A, Class A1RR, 144a, (3M LIBOR +0.870%), 5.662%, 1/15/29(A)	4,927,029
3,889,172	Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC, Ser 2006-HE3, Class A5, (1M LIBOR +0.540%), 2.928%, 3/25/36(A)	3,689,690
7,700,000	AUF Funding LLC, Ser 2022-1A, Class A1LN, 144a, (TSFR3M +2.500%), 7.058%, 1/20/31(A)	7,699,500
6,048,000	BDS Ltd. (Cayman Islands), Ser 2020-FL5, Class B, 144a, (SOFR30A +1.914%), 6.606%, 2/16/37(A)	5,949,447
154,188	Bear Stearns Asset Backed Securities Trust, Ser 2006-SD2, Class M1, (1M LIBOR +0.825%), 5.670%, 6/25/36(A)	154,039
5,107,682	Black Diamond CLO Ltd. (Cayman Islands), Ser 2017-1A, Class A1AR, 144a, (3M LIBOR +1.050%), 5.866%, 4/24/29(A)	5,062,377
1,133,752	CarNow Auto Receivables Trust, Ser 2021-2A, Class B, 144a, 1.300%, 1/15/26	1,118,681
1,812,021	CIFC Funding Ltd. (Cayman Islands), Ser 2012-2RA, Class A1, 144a, (3M LIBOR +0.800%), 5.608%, 1/20/28(A)	1,801,778
468,297	CPS Auto Receivables Trust, Ser 2019-A, Class D, 144a, 4.350%, 12/16/24	467,977
4,560,378	CPS Auto Receivables Trust, Ser 2020-B, Class D, 144a, 4.750%, 4/15/26	4,541,489
45,183	Crossroads Asset Trust, Ser 2021-A, Class A2, 144a, 0.820%, 3/20/24	45,059
3,750,000	Dell Equipment Finance Trust, Ser 2021-2, Class A3, 144a, 0.530%, 12/22/26	3,636,250
10,750,000	Dewolf Park CLO Ltd., Ser 2017-1A, Class AR, 144a, (3M LIBOR +0.920%), 5.712%, 10/15/30(A)	10,609,282
5,620,000	DT Auto Owner Trust, Ser 2019-1A, Class E, 144a, 4.940%, 2/17/26	5,616,290
1,262,927	DT Auto Owner Trust, Ser 2020-1A, Class C, 144a, 2.290%, 11/17/25	1,259,937
1,326,755	Elara HGV Timeshare Issuer LLC, Ser 2016-A, Class A, 144a, 2.730%, 4/25/28	1,323,796
6,450,000	Exeter Automobile Receivables Trust, Ser 2018-4A, Class E, 144a, 5.380%, 7/15/25	6,428,598
440,148	Exeter Automobile Receivables Trust, Ser 2019-1A, Class D, 144a, 4.130%, 12/16/24	439,457
4,218,560	Exeter Automobile Receivables Trust, Ser 2021-3A, Class B, 0.690%, 1/15/26	4,169,649
1,990,083	FCI Funding LLC, Ser 2021-1A, Class A, 144a, 1.130%, 4/15/33	1,935,615
468,472	Flagship Credit Auto Trust, Ser 2019-1, Class D, 144a, 4.080%, 2/18/25	464,346
2,407,144	FNA VI LLC, Ser 2021-1A, Class A, 144a, 1.350%, 1/10/32	2,190,282
Principal Amount		Market Value
	Asset-Backed Securities — 40.1% (Continued)
$ 130,059	FNMA REMIC Trust, Ser 2001-W4, Class AF5, 5.614%, 2/25/32(A)(B)	$ 132,985
1,651,096	GLS Auto Receivables Issuer Trust, Ser 2020-4A, Class C, 144a, 1.140%, 11/17/25	1,628,326
433,022	HPEFS Equipment Trust, Ser 2020-2A, Class C, 144a, 2.000%, 7/22/30	432,209
3,276,098	LAD Auto Receivables Trust, Ser 2021-1A, Class A, 144a, 1.300%, 8/17/26	3,179,388
3,270,747	Madison Park Funding XI Ltd. (Cayman Islands), Ser 2013-11A, Class AR2, 144a, (3M LIBOR +0.900%), 5.715%, 7/23/29(A)	3,221,640
4,719,295	MF1 Ltd. (Cayman Islands), Ser 2020-FL4, Class A, 144a, (SOFR30A +1.814%), 6.474%, 11/15/35(A)	4,709,159
4,000,000	MF1 Ltd. (Cayman Islands), Ser 2020-FL4, Class AS, 144a, (SOFR30A +2.214%), 6.874%, 11/15/35(A)	3,985,991
10,219,000	MF1 Ltd. (Cayman Islands), Ser 2020-FL4, Class C, 144a, (SOFR30A +3.714%), 8.374%, 11/15/35(A)	10,185,357
4,075,164	Monroe Capital Mml CLO Ltd. (Cayman Islands), Ser 2017-1A, Class AR, 144a, (3M LIBOR +1.300%), 6.115%, 4/22/29(A)	4,043,614
1,082,810	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2020-1A, Class A1, 144a, (3M LIBOR +1.025%), 5.475%, 2/20/28(A)	1,077,855
8,480,074	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-4A, Class A1, 144a, (3M LIBOR +0.800%), 5.592%, 10/15/29(A)	8,372,225
2,436,649	Peaks CLO 1 Ltd. (Cayman Islands), Ser 2014-1A, Class A2R, 144a, (3M LIBOR +1.410%), 6.331%, 7/25/30(A)	2,415,029
1,030,367	Prestige Auto Receivables Trust, Ser 2018-1A, Class D, 144a, 4.140%, 10/15/24	1,028,648
9,020,000	Prestige Auto Receivables Trust, Ser 2019-1A, Class D, 144a, 3.010%, 8/15/25	8,953,216
1,640,000	Prestige Auto Receivables Trust, Ser 2020-1A, Class D, 144a, 1.620%, 11/16/26	1,608,197
9,700,000	Progress Residential Trust, Ser 2019-SFR3, Class B, 144a, 2.571%, 9/17/36	9,287,718
260,213	RAMP Series Trust, Ser 2005-RS6, Class M4, (1M LIBOR +0.975%), 5.820%, 6/25/35(A)	259,312
1,892,144	Sierra Timeshare Receivables Funding LLC, Ser 2018-2A, Class B, 144a, 3.650%, 6/20/35	1,855,417
275,719	Sierra Timeshare Receivables Funding LLC, Ser 2019-1A, Class B, 144a, 3.420%, 1/20/36	263,842
7,519,321	Symphony Static CLO I Ltd. (Cayman Islands), Ser 2021-1A, Class A, 144a, (3M LIBOR +0.830%), 5.648%, 10/25/29(A)	7,407,817
2,461,231	Towd Point Mortgage Trust, Ser 2015-5, Class M1, 144a, 3.500%, 5/25/55(A)(B)	2,435,394
1,491,043	Towd Point Mortgage Trust, Ser 2017-1, Class A1, 144a, 2.750%, 10/25/56(A)(B)	1,462,342
4,020,056	Towd Point Mortgage Trust, Ser 2017-5, Class A1, 144a, (1M LIBOR +0.600%), 4.208%, 2/25/57(A)	4,002,226
2,338,808	Towd Point Mortgage Trust, Ser 2019-HY1, Class A1, 144a, (1M LIBOR +1.000%), 5.845%, 10/25/48(A)	2,326,503
827,424	Towd Point Mortgage Trust, Ser 2019-MH1, Class A1, 144a, 3.000%, 11/25/58(A)(B)	813,522
4,407,625	Tricon American Homes Trust, Ser 2017-SFR2, Class A, 144a, 2.928%, 1/17/36	4,306,398
3,800,000	Tricon American Homes Trust, Ser 2017-SFR2, Class D, 144a, 3.672%, 1/17/36	3,717,698
5,859,386	United Auto Credit Securitization Trust, Ser 2022-1, Class B, 144a, 2.100%, 3/10/25	5,812,858

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 40.1% (Continued)
$ 905,615	Westlake Automobile Receivables Trust, Ser 2019-2A, Class D, 144a, 3.200%, 11/15/24	$ 904,536
1,789,063	Westlake Automobile Receivables Trust, Ser 2020-2A, Class C, 144a, 2.010%, 7/15/25	1,778,570
	Total Asset-Backed Securities	$222,375,358
	Commercial Mortgage-Backed Securities — 20.9%
81,452	AREIT Trust, Ser 2019-CRE3, Class A, 144a, (SOFR30A +1.384%), 6.044%, 9/14/36(A)	79,326
10,793,000	AREIT Trust, Ser 2020-CRE4, Class C, 144a, (SOFR30A +3.222%), 7.781%, 4/15/37(A)	10,590,311
4,800,000	Austin Fairmont Hotel Trust, Ser 2019-FAIR, Class C, 144a, (1M LIBOR +1.450%), 6.134%, 9/15/32(A)	4,630,545
7,700,000	BFLD Trust, Ser 2020-OBRK, Class A, 144a, (1M LIBOR +2.050%), 6.991%, 11/15/28(A)	7,628,369
8,145,000	BHMS, Ser 2018-ATLS, Class A, 144a, (1M LIBOR +1.250%), 5.934%, 7/15/35(A)	7,833,032
2,295,000	BPR Trust, Ser 2021-KEN, Class A, 144a, (1M LIBOR +1.250%), 6.191%, 2/15/29(A)	2,241,353
8,900,000	BPR Trust, Ser 2021-KEN, Class B, 144a, (1M LIBOR +1.950%), 6.891%, 2/15/29(A)	8,677,690
5,648,708	BX Commercial Mortgage Trust, Ser 2019-XL, Class A, 144a, (1M LIBOR +0.920%), 5.862%, 10/15/36(A)	5,584,616
86,686	BX Trust, Ser 2019-RP, Class A, 144a, (1M LIBOR +1.045%), 5.729%, 6/15/34(A)	85,188
8,495,000	BXMT LTD (Cayman Islands), Ser 2020-FL2, Class AS, 144a, (SOFR30A +1.264%), 6.008%, 2/15/38(A)	8,132,558
4,977,571	BXMT Ltd. (Cayman Islands), Ser 2020-FL2, Class A, 144a, (SOFR30A +1.014%), 5.758%, 2/15/38(A)	4,877,510
7,200,000	BXP Trust, Ser 2017-CQHP, Class A, 144a, (1M LIBOR +0.850%), 5.534%, 11/15/34(A)	6,936,671
2,700,000	CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Class C, 144a, (1M LIBOR +1.450%), 6.134%, 12/15/37(A)	2,635,534
1,026,729	Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Class A2, 3.063%, 11/10/48	971,695
56,000,000	Citigroup Commercial Mortgage Trust, Ser 2021-PRM2, Class XCP, 144a, 10/15/22(A)(B)(C)	56
7,500,000	COMM Mortgage Trust, Ser 2013-CR8, Class B, 144a, 3.969%, 6/10/46(A)(B)	7,108,280
33,529,391	COMM Mortgage Trust, Ser 2014-UBS3, Class XA, 1.051%, 6/10/47(A)(B)(C)	247,876
2,680,000	CSMC Trust, Ser 2017-CHOP, Class A, 144a, (1M LIBOR +0.750%), 5.434%, 7/15/32(A)	2,507,759
6,080,000	CSMC Trust, Ser 2017-PFHP, Class A, 144a, (1M LIBOR +0.950%), 5.634%, 12/15/30(A)	5,735,715
10,020,322	DBGS Mortgage Trust, Ser 2018-BIOD, Class B, 144a, (1M LIBOR +0.888%), 5.572%, 5/15/35(A)	9,793,247
8,659,473	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class XA, 144a, 1.180%, 10/10/32(A)(B)(C)	87,313
705,000	GS Mortgage Securities Corp. Trust, Ser 2017-GPTX, Class A, 144a, 2.856%, 5/10/34	641,550
4,279,000	GS Mortgage Securities Corp. Trust, Ser 2018-HART, Class A, 144a, (1M LIBOR +1.090%), 5.780%, 10/15/31(A)	3,979,942
2,361,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Class AS, 3.216%, 4/15/46	2,163,014
1,300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2018-WPT, Class BFX, 144a, 4.549%, 7/5/33	1,118,000
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 20.9% (Continued)
$ 2,750,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2019-MFP, Class C, 144a, (1M LIBOR +1.360%), 6.044%, 7/15/36(A)	$ 2,679,243
483,357	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C24, Class A2, 2.940%, 11/15/47	465,128
61,733	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Class A3FL, 144a, (1M LIBOR +1.000%), 5.709%, 7/15/46(A)	61,709
5,661,653	Morgan Stanley Capital I Trust, Ser 2018-BOP, Class A, 144a, (1M LIBOR +0.850%), 5.534%, 8/15/33(A)	4,812,405
238,289	ReadyCap Commercial Mortgage Trust, Ser 2018-4, Class A, 144a, 3.390%, 2/27/51	229,105
3,442,841	Tharaldson Hotel Portfolio Trust, Ser 2018-THL, Class A, 144a, (1M LIBOR +1.050%), 5.760%, 11/11/34(A)	3,376,205
	Total Commercial Mortgage-Backed Securities	$115,910,945
	Corporate Bonds — 19.7%
	Utilities — 5.0%
4,000,000	American Electric Power Co., Inc., 2.031%, 3/15/24	3,869,594
7,225,000	Dominion Energy, Inc., (3M LIBOR +0.530%), 5.396%, 9/15/23(A)	7,198,217
2,000,000	Jersey Central Power & Light Co., 144a, 4.700%, 4/1/24	1,986,749
6,000,000	Metropolitan Edison Co., 144a, 4.000%, 4/15/25	5,716,288
6,000,000	Pacific Gas and Electric Co., 4.250%, 8/1/23	5,964,583
3,000,000	Southern California Gas Co., (3M LIBOR +0.350%), 5.488%, 9/14/23(A)	2,979,146
		27,714,577
	Financials — 3.5%
4,367,000	Comerica, Inc., 3.700%, 7/31/23	4,187,242
1,500,000	Metropolitan Life Insurance Co., 144a, 7.875%, 2/15/24	1,527,018
3,800,000	Mitsubishi UFJ Financial Group, Inc. (Japan), 0.848%, 9/15/24	3,713,698
1,000,000	NatWest Markets PLC (United Kingdom), 144a, 2.375%, 5/21/23	994,710
2,800,000	Sumitomo Mitsui Trust Bank Ltd. (Japan), 144a, 0.800%, 9/12/23	2,741,988
2,500,000	Synovus Financial Corp., 5.200%, 8/11/25	2,194,311
4,000,000	UBS Group AG (Switzerland), 144a, 1.008%, 7/30/24	3,919,450
		19,278,417
	Consumer Discretionary — 3.4%
3,500,000	American Honda Finance Corp., MTN, 0.875%, 7/7/23	3,461,282
6,000,000	Hyundai Capital America, 144a, 0.800%, 1/8/24	5,780,016
5,000,000	Toyota Motor Corp. (Japan), 0.681%, 3/25/24	4,797,083
5,000,000	Warnermedia Holdings, Inc., 144a, (SOFRINDX +1.780%), 6.599%, 3/15/24(A)	5,016,577
		19,054,958
	Consumer Staples — 2.2%
2,500,000	Coca-Cola Europacific Partners PLC (United Kingdom), 144a, 0.500%, 5/5/23	2,487,834
5,500,000	Nestle Holdings, Inc., 144a, 0.375%, 1/15/24	5,312,566
4,500,000	Triton Container International Ltd. (Bermuda), 144a, 0.800%, 8/1/23	4,397,217
		12,197,617
	Information Technology — 1.8%
4,000,000	Microchip Technology, Inc., 4.250%, 9/1/25	3,930,673

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 19.7% (Continued)
	Information Technology — (Continued)
$ 1,500,000	NXP BV / NXP Funding LLC (China), 4.875%, 3/1/24	$ 1,488,814
5,000,000	SK Hynix, Inc. (South Korea), 144a, 1.000%, 1/19/24	4,818,338
		10,237,825
	Industrials — 1.8%
1,450,000	CNH Industrial NV (United Kingdom), 4.500%, 8/15/23	1,442,795
8,380,000	Huntington Ingalls Industries, Inc., 0.670%, 8/16/23	8,240,798
		9,683,593
	Energy — 1.1%
1,000,000	ANR Pipeline Co., 7.375%, 2/15/24	1,006,920
5,000,000	Energy Transfer Partners LP / Regency Energy Finance Corp., 4.500%, 11/1/23	4,956,848
		5,963,768
	Materials — 0.9%
5,000,000	Nutrien Ltd. (Canada), 1.900%, 5/13/23	4,977,593
	Total Corporate Bonds	$109,108,348
	Non-Agency Collateralized Mortgage Obligations — 12.3%
584,040	Bear Stearns ARM Trust, Ser 2003-1, Class 5A1, 4.065%, 4/25/33(A)(B)††	567,887
108,626	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(A)(B)††	91,866
9,838,648	Cascade Funding Mortgage Trust, Ser 2021-HB6, Class A, 144a, 0.898%, 6/25/36(A)(B)	9,328,672
2,751,140	CFMT LLC, Ser 2020-HB4, Class A, 144a, 0.946%, 12/26/30(A)(B)	2,677,206
4,130,298	CFMT LLC, Ser 2021-EBO1, Class A, 144a, 0.985%, 11/25/50(A)(B)	3,905,440
4,691,814	CFMT LLC, Ser 2021-HB7, Class A, 144a, 1.151%, 10/27/31(A)(B)	4,400,086
1,289,986	CIM Trust, Ser 2018-R3, Class A1, 144a, 5.000%, 12/25/57	1,264,545
5,111	Community Program Loan Trust, Ser 1987-A, Class A5, 4.500%, 4/1/29	4,987
9,712,521	CSMC Trust, Ser 2018-RPL9, Class A1, 144a, 3.850%, 9/25/57(A)(B)	9,340,955
1,157,811	GSR Mortgage Loan Trust, Ser 2003-13, Class 1A1, 4.121%, 10/25/33(A)(B)	1,111,300
54,478	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 3.472%, 6/25/36(A)(B)	39,125
2,606,285	JP Morgan Mortgage Trust, Ser 2019-HYB1, Class A5A, 144a, 3.000%, 10/25/49(A)(B)	2,371,782
35,310	Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Class 1A, 3.922%, 12/25/34(A)(B)	32,499
15,281	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (12M LIBOR +1.625%), 7.316%, 12/25/32(A)	14,174
656,332	Mill City Mortgage Loan Trust, Ser 2018-2, Class A1, 144a, 3.500%, 5/25/58(A)(B)	639,414
238,520	RFMSI Trust, Ser 2007-SA1, Class 1A1, 3.082%, 2/25/37(A)(B)	182,211
8,017,900	RMF Proprietary Issuance Trust, Ser 2019-1, Class A, 144a, 2.750%, 10/25/63(A)(B)	6,560,383
1,646,429	Sequoia Mortgage Trust, Ser 2013-7, Class B2, 3.502%, 6/25/43(A)(B)	1,542,591
75,625	Sequoia Mortgage Trust, Ser 2018-CH4, Class A13, 144a, 4.500%, 10/25/48(A)(B)	74,877
1,239,749	Sequoia Mortgage Trust, Ser 2019-CH3, Class A13, 144a, 4.000%, 9/25/49(A)(B)	1,164,460
6,608,878	Starwood Mortgage Residential Trust, Ser 2020-3, Class A1, 144a, 1.486%, 4/25/65(A)(B)	6,183,101
3,799,725	Towd Point HE Trust, Ser 2021-HE1, Class A1, 144a, 0.918%, 2/25/63(A)(B)	3,539,432
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 12.3% (Continued)
$ 7,940,000	Towd Point Mortgage Trust, Ser 2015-6, Class M1, 144a, 3.750%, 4/25/55(A)(B)	$ 7,729,609
5,844,440	Towd Point Mortgage Trust, Ser 2021-SJ2, Class A1A, 144a, 2.250%, 12/25/61(A)(B)	5,385,383
	Total Non-Agency Collateralized Mortgage Obligations	$68,151,985
	Commercial Paper — 5.5%
750,000	Arizona Public Service, 5.002%, 4/3/23(D)	749,686
9,200,000	Dollar General Corp., 4.952%, 4/3/23(D)	9,196,105
1,000,000	Elevance Health, Inc., 5.002%, 4/3/23(D)	999,548
2,800,000	Leggett & Platt, Inc., 5.104%, 4/5/23(D)	2,798,017
650,000	Montana-Dakota Utilities, 5.302%, 4/3/23(D)	649,726
15,635,000	Pinnacle West Capital, 5.002%, 4/3/23(D)	15,628,381
468,000	Vulcan Materials Co., 5.159%, 4/12/23(D)	467,087
	Total Commercial Paper	$30,488,550
	Municipal Bonds — 1.2%
	Other Territory — 1.1%
840,000	Taxable Municipal Funding Trust, Rev., 144a, 5.020%, 5/15/56(A)(B)	840,000
2,449,000	Taxable Municipal Funding Trust, Rev., 144a, 5.020%, 12/15/25(A)(B)	2,449,000
2,400,000	Taxable Municipal Funding Trust, Txbl Floaters Ser 2020 11, (LOC - Barclays Bank PLC), 144a, 5.020%, 9/1/30(A)(B)	2,400,000
		5,689,000
	California — 0.1%
670,000	CA St Enterprise Dev Authority, Txbl Variable J Harris Indl Wt, (LOC - City National Bank), 144a, 5.240%, 9/1/41(A)(B)	670,000
	Total Municipal Bonds	$6,359,000
	U.S. Government Agency Obligations — 1.0%
1,143	Small Business Administration Participation Certificates, Ser 2003-20E, Class 1, 4.640%, 5/1/23	1,141
35,860	Small Business Administration Pools, Pool #508374, (Prime Rate -2.500%), 5.000%, 4/25/28(A)	35,352
4,171,000	United States International Development Finance Corp., 4.950%, 7/5/38(A)(B)	4,171,000
1,430,000	United States International Development Finance Corp., 5.100%, 5/15/26(A)(B)	1,430,000
	Total U.S. Government Agency Obligations	$5,637,493
	U.S. Government Mortgage-Backed Obligations — 0.8%
98,920	FHLMC, Pool #1B7189, (12M LIBOR +2.470%), 4.634%, 3/1/36(A)	97,577
93,954	FHLMC, Pool #1H1354, (1 Year CMT Rate +2.250%), 4.336%, 11/1/36(A)	96,375
30,170	FHLMC, Pool #1J1813, (12M LIBOR +1.925%), 4.175%, 8/1/37(A)	30,097
82,444	FHLMC, Pool #1L0147, (1 Year CMT Rate +2.290%), 4.290%, 7/1/35(A)	81,123
34,667	FHLMC, Pool #1Q0080, (12M LIBOR +1.648%), 3.648%, 1/1/36(A)	34,842
84,351	FHLMC, Pool #1Q0119, (12M LIBOR +1.853%), 3.938%, 9/1/36(A)	85,512
63,156	FHLMC, Pool #1Q0187, (12M LIBOR +1.756%), 4.039%, 12/1/36(A)	62,259
42,854	FHLMC, Pool #1Q0339, (12M LIBOR +1.889%), 3.515%, 4/1/37(A)	42,114

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 0.8% (Continued)
$ 65,204	FHLMC, Pool #1Q1303, (1 Year CMT Rate +2.250%), 4.146%, 11/1/36(A)	$ 65,743
131,022	FHLMC, Pool #781515, (1 Year CMT Rate +2.250%), 2.988%, 4/1/34(A)	132,872
47,519	FHLMC, Pool #782760, (1 Year CMT Rate +2.250%), 4.304%, 11/1/36(A)	48,580
64,350	FHLMC, Pool #847795, (1 Year CMT Rate +2.279%), 4.222%, 4/1/35(A)	63,107
164,489	FHLMC, Pool #848539, (1 Year CMT Rate +2.293%), 4.033%, 4/1/37(A)	165,169
343,645	FHLMC, Pool #848583, (1 Year CMT Rate +2.315%), 3.783%, 1/1/36(A)	349,572
4,152	FHLMC, Pool #A92646, 5.500%, 6/1/40	4,305
5,292	FHLMC, Pool #C03505, 5.500%, 6/1/40	5,496
15,456	FHLMC, Pool #G01840, 5.000%, 7/1/35	15,792
46,674	FNMA, Pool #254868, 5.000%, 9/1/33	47,611
12,713	FNMA, Pool #256272, 5.500%, 6/1/26	12,830
28,096	FNMA, Pool #256852, 6.000%, 8/1/27	28,649
7,616	FNMA, Pool #323832, 7.500%, 7/1/29	7,890
37	FNMA, Pool #334593, 7.000%, 5/1/24	37
17,268	FNMA, Pool #665773, 7.500%, 6/1/31	17,204
65,109	FNMA, Pool #679742, (1 Year CMT Rate +2.584%), 3.312%, 1/1/40(A)	63,534
56,729	FNMA, Pool #725424, 5.500%, 4/1/34	57,659
201,034	FNMA, Pool #725490, (12M LIBOR +1.597%), 3.153%, 4/1/34(A)	196,727
8,833	FNMA, Pool #735484, 5.000%, 5/1/35	9,016
49,490	FNMA, Pool #813170, (12M LIBOR +1.575%), 4.023%, 1/1/35(A)	48,799
187,578	FNMA, Pool #815323, (6M LIBOR +1.532%), 5.343%, 1/1/35(A)	187,632
53,175	FNMA, Pool #820364, (12M LIBOR +0.827%), 2.202%, 4/1/35(A)	51,868
58,057	FNMA, Pool #827787, (6M LIBOR +1.550%), 4.827%, 5/1/35(A)	58,580
33,712	FNMA, Pool #889060, 6.000%, 1/1/38	36,071
34,254	FNMA, Pool #889061, 6.000%, 1/1/38	35,943
2,166	FNMA, Pool #889382, 5.500%, 4/1/38	2,247
69,677	FNMA, Pool #922674, (12M LIBOR +1.905%), 3.815%, 4/1/36(A)	70,641
20,276	FNMA, Pool #960376, 5.500%, 12/1/37	21,034
20,719	FNMA, Pool #995405, 5.500%, 10/1/23	20,660
3,573	FNMA, Pool #AD0941, 5.500%, 4/1/40	3,721
24,998	FNMA, Pool #AE0363, 5.000%, 7/1/37	25,514
29,597	FNMA, Pool #AE5441, 5.000%, 10/1/40	30,138
24,482	FNMA, Pool #AI6588, 4.000%, 7/1/26	24,327
39,165	FNMA, Pool #AI8506, 4.000%, 8/1/26	38,916
41,850	FNMA, Pool #AL0211, 5.000%, 4/1/41	42,716
236	FNMA, Pool #AL0302, 5.000%, 4/1/24	237
220,647	FNMA, Pool #AL0478, (12M LIBOR +1.764%), 3.755%, 4/1/36(A)	223,156
94,197	FNMA, Pool #AL0543, 5.000%, 7/1/41	96,150
40,319	FNMA, Pool #AL1105, 4.500%, 12/1/40	40,506
10,036	FNMA, Pool #AL2591, 5.500%, 5/1/38	10,068
203,685	FNMA, Pool #AL5275, (6M LIBOR +1.508%), 3.546%, 9/1/37(A)	203,815
577,554	FNMA, Pool #AL7396, (6M LIBOR +1.528%), 4.727%, 2/1/37(A)	581,126
1,956	GNMA, Pool #345123, 8.000%, 12/15/23	1,952
145,211	GNMA, Pool #80826, (1 Year CMT Rate +1.500%), 2.625%, 2/20/34(A)	144,150
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 0.8% (Continued)
$ 63,177	GNMA, Pool #80889, (1 Year CMT Rate +1.500%), 2.875%, 4/20/34(A)	$ 62,386
144,127	GNMA, Pool #81016, (1 Year CMT Rate +1.500%), 2.625%, 8/20/34(A)	141,645
150,833	GNMA, Pool #82760, (1 Year CMT Rate +1.500%), 2.625%, 3/20/41(A)	150,361
21,945	GNMA, Pool #MA2392, (1 Year CMT Rate +1.500%), 2.750%, 11/20/44(A)	21,522
204,750	GNMA, Pool #MA2466, (1 Year CMT Rate +1.500%), 2.750%, 12/20/44(A)	200,765
	Total U.S. Government Mortgage-Backed Obligations	$4,398,338
	Agency Collateralized Mortgage Obligations — 0.4%
132,282,985	FHLMC Multifamily Structured Pass Through Certificates, Ser K038, Class X1, 1.076%, 3/25/24(A)(B)(C)	936,392
59,627,188	FHLMC Multifamily Structured Pass Through Certificates, Ser K040, Class X1, 0.694%, 9/25/24(A)(B)(C)	467,030
124,079	FHLMC REMIC, Ser 2770, Class FH, (1M LIBOR +0.400%), 5.084%, 3/15/34(A)	122,995
514,393	FHLMC REMIC, Ser 4238, Class TL, 1.250%, 8/15/27	481,792
24,388	FNMA REMIC, Ser 2003-33, Class AM, 4.250%, 5/25/33	23,794
14,341	FNMA REMIC, Ser 2003-42, Class CA, 4.000%, 5/25/33	14,105
88,557	FNMA REMIC, Ser 2003-81, Class FE, (1M LIBOR +0.500%), 5.345%, 9/25/33(A)	88,127
172,736	FNMA REMIC, Ser 2009-32, Class BH, 5.250%, 5/25/39	169,190
19	FNMA REMIC, Ser 2011-15, Class HC, 2.500%, 3/25/26	18
29,355	FNMA REMIC, Ser 2012-102, Class NA, 1.500%, 9/25/27	27,868
33,830	GNMA, Ser 2002-72, Class AB, 4.500%, 10/20/32	33,729
11,114	GNMA, Ser 2011-57, Class BA, 3.000%, 5/20/40	10,833
	Total Agency Collateralized Mortgage Obligations	$2,375,873
Shares
	Short-Term Investment Fund — 0.0%
194,451	Dreyfus Government Cash Management, Institutional Shares, 4.71%∞Ω	194,451
	Total Investment Securities—101.9% (Cost $579,555,349)	$565,000,341
	Liabilities in Excess of Other Assets — (1.9%)	(10,459,432)
	Net Assets — 100.0%	$554,540,909
(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2023.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(D)	Rate reflects yield at the time of purchase.
††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.
∞	Open-End Fund.

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Ω	Represents the 7-Day SEC yield as of March 31, 2023.
Portfolio Abbreviations:
ABS – Asset-Backed Security
ARM – Adjustable Rate Mortgage
CLO – Collateralized Loan Obligation
CMT – Constant Maturity Treasury
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LOC – Letter of Credit
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REMIC – Real Estate Mortgage Investment Conduit
SOFR30A – Secured Overnight Financing Rate 30 Day Average
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities were valued at $428,219,293 or 77.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$222,375,358	$—	$222,375,358
Commercial Mortgage-Backed Securities	—	115,910,945	—	115,910,945
Corporate Bonds	—	109,108,348	—	109,108,348
Non-Agency Collateralized Mortgage Obligations	—	68,151,985	—	68,151,985
Commercial Paper	—	30,488,550	—	30,488,550
Municipal Bonds	—	6,359,000	—	6,359,000
U.S. Government Agency Obligations	—	5,637,493	—	5,637,493
U.S. Government Mortgage-Backed Obligations	—	4,398,338	—	4,398,338
Agency Collateralized Mortgage Obligations	—	2,375,873	—	2,375,873
Short-Term Investment Fund	194,451	—	—	194,451
Total	$194,451	$564,805,890	$—	$565,000,341
See accompanying Notes to Financial Statements.

This page intentionally left blank.

Statements of Assets and Liabilities
March 31, 2023 (Unaudited)
	Touchstone Active Bond Fund	Touchstone Ares Credit Opportunities Fund	Touchstone Dividend Equity Fund	Touchstone High Yield Fund	Touchstone Impact Bond Fund	Touchstone International ESG Equity Fund
Assets
Investments, at cost	$274,359,488	$306,079,393	$2,714,903,570	$113,751,730	$568,798,313	$33,795,073
Investments, at market value *	$251,191,777	$275,672,607	$2,702,343,169	$104,948,748	$517,672,147	$37,887,709
Cash	—	1,905,803	—	—	991	—
Cash deposits held at prime broker (A)	1,050,485	1,558,415	—	—	—	—
Foreign currency †	114	400,442	—	—	—	175
Dividends and interest receivable	2,045,681	3,899,063	3,049,375	1,700,923	4,003,028	158,330
Loan receivable from affiliates(B)	—	—	—	—	—	—
Receivable for capital shares sold	1,363,990	531,065	690,214	19,600	1,687,821	58,601
Receivable for investments sold	247	3,849,831	14,322,550	365,773	—	—
Receivable for securities lending income	493	8,887	76,910	2,864	—	2,292
Tax reclaim receivable	6,838	2,301	107,039	5,697	—	58,150
Other assets	25,360	37,040	60,843	14,974	35,831	16,872
Total Assets	255,684,985	287,865,454	2,720,650,100	107,058,579	523,399,818	38,182,129

Liabilities
Due to custodian	46,483	—	—	—	—	—
Written options, at market value ‡	—	2,400	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	127,530	—	—	—	—
Dividends payable	—	—	546	—	—	—
Securities sold short**	—	1,242,613	—	—	—	—
Dividend and interest payable on securities sold short	—	35,828	—	—	—	—
Payable for return of collateral for securities on loan	705,219	3,895,185	—	2,043,580	—	1,912,935
Loan payable to affiliates(B)	—	—	2,751,888	—	—	—
Payable for capital shares redeemed	858,769	1,403,865	4,779,130	20,465	878,793	94,354
Payable for investments purchased	174,243	3,653,653	—	—	—	1,027,452
Payable to Investment Adviser	64,119	125,774	1,178,354	34,581	95,136	3,216
Payable to other affiliates	43,667	47,032	930,485	12,721	61,244	4,022
Payable to Trustees	12,847	12,847	12,847	12,847	12,847	12,847
Payable for professional services	28,371	36,248	75,491	22,622	29,284	25,051
Payable for reports to shareholders	8,088	11,542	104,607	3,720	6,727	3,945
Payable for transfer agent services	128,713	144,308	1,288,700	26,559	141,202	18,096
Payable for variation margin on futures contracts	20,391	—	—	—	—	—
Payable for variation margin on swap agreements	120,554	53,569	—	—	—	—
Other accrued expenses and liabilities	30,226	43,727	10,038	8,325	7,248	1,239
Total Liabilities	2,241,690	10,836,121	11,132,086	2,185,420	1,232,481	3,103,157
Net Assets	$253,443,295	$277,029,333	$2,709,518,014	$104,873,159	$522,167,337	$35,078,972
Net assets consist of:
Par value	270,501	313,850	1,674,713	143,233	575,301	47,795
Paid-in capital	392,273,255	378,115,288	2,692,970,161	133,691,935	582,501,780	34,206,222
Distributable earnings (deficit)	(139,100,461)	(101,399,805)	14,873,140	(28,962,009)	(60,909,744)	824,955
Net Assets	$253,443,295	$277,029,333	$2,709,518,014	$104,873,159	$522,167,337	$35,078,972
*Includes market value of securities on loan of:	$686,956	$3,883,085	$—	$1,973,945	$—	$1,666,705
†Cost of foreign currency:	$123	$392,467	$—	$—	$—	$178
‡Premiums received from written options:	$—	$9,400	$—	$—	$—	$—
**Proceeds received for securities sold short:	$—	$1,303,823	$—	$—	$—	$—
(A)	Represents segregated cash for futures contracts, swap agreements and/or securities sold short.
(B)	See Note 5 in Notes to Financial Statements.
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities  (Unaudited) (Continued)
Touchstone Mid Cap Fund	Touchstone Mid Cap Value Fund	Touchstone Sands Capital Select Growth Fund	Touchstone Small Cap Fund	Touchstone Small Cap Value Fund	Touchstone Ultra Short Duration Fixed Income Fund

$3,850,431,693	$625,417,778	$1,928,960,860	$97,863,656	$113,908,427	$579,555,349
$4,446,787,612	$794,471,015	$2,379,266,821	$117,893,091	$125,626,217	$565,000,341
—	—	3	114	—	960
—	—	—	—	—	—
—	—	—	—	—	—
2,469,977	1,064,796	253,620	114,160	159,268	2,474,036
2,751,888	—	—	—	—	—
14,204,377	758,822	1,352,236	289,721	370,279	891,519
—	1,847,830	11,430,812	—	2,791,731	14,715
291	—	—	200	—	—
—	—	—	—	—	2,611
144,274	44,564	63,103	26,337	34,424	92,803
4,466,358,419	798,187,027	2,392,366,595	118,323,623	128,981,919	568,476,985

—	—	—	—	294,975	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	208,884
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
16,354,945	1,421,709	2,584,070	173,614	161,128	13,234,672
—	1,997,066	13,992,490	—	1,757,278	—
2,446,345	394,318	1,152,456	59,564	75,026	94,301
621,715	95,985	470,960	14,055	17,975	112,789
12,847	12,847	12,847	12,847	12,847	12,847
100,692	30,753	61,905	17,429	18,919	35,113
143,009	53,995	78,514	5,164	1,047	12,526
1,934,594	554,704	885,541	34,589	33,205	216,311
—	—	—	—	—	—
—	—	—	—	—	—
30,318	14,810	63,761	1,711	13,283	8,633
21,644,465	4,576,187	19,302,544	318,973	2,385,683	13,936,076
$4,444,713,954	$793,610,840	$2,373,064,051	$118,004,650	$126,596,236	$554,540,909

1,014,694	382,535	2,180,989	90,744	39,664	615,783
3,795,704,175	633,709,433	2,401,417,379	94,838,289	123,283,627	679,885,697
647,995,085	159,518,872	(30,534,317)	23,075,617	3,272,945	(125,960,571)
$4,444,713,954	$793,610,840	$2,373,064,051	$118,004,650	$126,596,236	$554,540,909
$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—

Statements of Assets and Liabilities  (Unaudited) (Continued)
	Touchstone Active Bond Fund	Touchstone Ares Credit Opportunities Fund	Touchstone Dividend Equity Fund	Touchstone High Yield Fund	Touchstone Impact Bond Fund	Touchstone International ESG Equity Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$132,832,087	$113,571,914	$1,496,545,427	$11,915,473	$11,597,033	$7,831,724
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	14,150,287	12,943,394	92,326,026	1,672,635	1,279,463	1,067,737
Net asset value price per share*	$9.39	$8.77	$16.21	$7.12	$9.06	$7.33
Maximum sales charge - Class A shares	3.25%	3.25%	5.00%	3.25%	3.25%	5.00%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) - Class A shares	$9.71	$9.06	$17.06	$7.36	$9.36	$7.72

Pricing of Class C Shares
Net assets applicable to Class C shares	$4,002,572	$18,192,673	$438,770,952	$742,116	$1,674,554	$975,240
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	467,893	2,149,391	27,293,883	104,577	184,861	130,976
Net asset value and offering price per share**	$8.55	$8.46	$16.08	$7.10	$9.06	$7.45

Pricing of Class S Shares
Net assets applicable to Class S shares	$—	$—	$—	$—	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	—	—	—	—	—	—
Net asset value, offering price and redemption price per share	$—	$—	$—	$—	$—	$—

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$51,288,440	$141,339,986	$771,370,578	$24,055,825	$238,581,181	$14,720,184
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	5,467,664	15,855,116	47,676,337	3,271,640	26,284,159	2,004,830
Net asset value, offering price and redemption price per share	$9.38	$8.91	$16.18	$7.35	$9.08	$7.34

Pricing of Class Z Shares
Net assets applicable to Class Z shares	$—	$—	$—	$—	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	—	—	—	—	—	—
Net asset value, offering price and redemption price per share	$—	$—	$—	$—	$—	$—

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$65,320,196	$3,924,760	$1,392,339	$68,159,745	$250,288,283	$11,551,824
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	6,964,236	437,136	86,111	9,274,426	27,574,868	1,575,961
Net asset value, offering price and redemption price per share	$9.38	$8.98	$16.17	$7.35	$9.08	$7.33

Pricing of Class R6 Shares
Net assets applicable to Class R6 shares	$—	$—	$1,438,718	$—	$20,026,286	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	—	—	88,948	—	2,206,701	—
Net asset value, offering price and redemption price per share	$—	$—	$16.17	$—	$9.08	$—
*	There is no sales load on subscriptions of $1 million or more for all funds except for Active Bond Fund, Ares Credit Opportunities Fund, High Yield Fund, Impact Bond Fund and Ultra Short Duration Fixed Income Fund. There is no sales load on subscriptions of $500,000 or more for Active Bond Fund, Ares Credit Opportunities Fund, High Yield Fund, Impact Bond Fund and Ultra Short Duration Fixed Income Fund. Redemptions that were part of a $500,000 or $1million or more subscription, as applicable, may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.
**	Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.
^	The Shares of beneficial interest outstanding and Net asset value and offering price per share were updated to reflect the effect of a 1 for 0.796098 reverse stock split for Class C shares on October 14, 2022 (See Note 10 in the Notes to Financial Statements).
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities  (Unaudited) (Continued)
Touchstone Mid Cap Fund	Touchstone Mid Cap Value Fund	Touchstone Sands Capital Select Growth Fund^	Touchstone Small Cap Fund	Touchstone Small Cap Value Fund	Touchstone Ultra Short Duration Fixed Income Fund

$120,503,094	$15,957,649	$347,178,325	$4,420,255	$22,893,777	$76,521,635
2,800,240	776,591	35,038,959	346,439	721,231	8,498,548
$43.03	$20.55	$9.91	$12.76	$31.74	$9.00
5.00%	5.00%	5.00%	5.00%	5.00%	2.00%
$45.29	$21.63	$10.43	$13.43	$33.41	$9.18

$67,902,581	$4,039,582	$20,385,514	$253,400	$273,427	$3,743,619
1,722,924	205,519	2,064,612	22,577	9,092	415,417
$39.41	$19.66	$9.87	$11.22	$30.07	$9.01

$—	$—	$—	$—	$—	$38,063,535
—	—	—	—	—	4,225,406
$—	$—	$—	$—	$—	$9.01

$3,116,252,530	$395,750,432	$627,821,543	$75,290,866	$37,434,982	$224,489,785
71,049,516	19,127,992	56,193,181	5,776,186	1,172,920	24,917,828
$43.86	$20.69	$11.17	$13.03	$31.92	$9.01

$39,119,423	$—	$209,694,201	$—	$—	$44,656,499
915,957	—	21,140,019	—	—	4,958,092
$42.71	$—	$9.92	$—	$—	$9.01

$445,829,892	$377,863,177	$840,632,838	$38,040,129	$65,994,050	$167,065,836
10,122,889	18,143,413	75,083,457	2,929,177	2,063,190	18,562,968
$44.04	$20.83	$11.20	$12.99	$31.99	$9.00

$655,106,434	$—	$327,351,630	$—	$—	$—
14,857,834	—	29,215,368	—	—	—
$44.09	$—	$11.20	$—	$—	$—

Statements of Operations For the Six Months Ended March 31, 2023 (Unaudited)
	Touchstone Active Bond Fund	Touchstone Ares Credit Opportunities Fund	Touchstone Dividend Equity Fund	Touchstone High Yield Fund
Investment Income
Dividends*	$87,097	$—	$40,324,357	$159,507
Interest**	5,462,000	11,250,935	—	3,248,069
Income from securities loaned	660	60,942	77,378	15,499
Total Investment Income	5,549,757	11,311,877	40,401,735	3,423,075
Expenses
Investment advisory fees	461,023	823,407	7,322,140	285,300
Administration fees	176,384	190,459	1,963,159	72,272
Compliance fees and expenses	1,695	1,695	1,695	1,695
Custody fees	21,099	26,830	16,910	18,624
Professional fees	19,433	30,667	48,859	15,333
Transfer Agent fees, Class A	71,158	54,181	647,179	8,328
Transfer Agent fees, Class C	2,764	8,197	232,295	412
Transfer Agent fees, Class S	—	—	—	—
Transfer Agent fees, Class Y	27,974	63,937	333,927	13,170
Transfer Agent fees, Class Z	—	—	—	—
Transfer Agent fees, Institutional Class	4,592	229	328	235
Transfer Agent fees, Class R6	—	—	18	—
Registration fees, Class A	9,568	9,680	17,513	5,716
Registration fees, Class C	6,112	6,710	9,700	3,339
Registration fees, Class S	—	—	—	—
Registration fees, Class Y	7,196	21,472	10,604	6,092
Registration fees, Class Z	—	—	—	—
Registration fees, Institutional Class	6,091	2,721	2,062	6,502
Registration fees, Class R6	—	—	3,783	—
Interest expense on securities sold short	—	62,712	—	—
Reports to Shareholders, Class A	5,243	4,893	46,760	1,501
Reports to Shareholders, Class C	1,234	1,539	24,647	990
Reports to Shareholders, Class S	—	—	—	—
Reports to Shareholders, Class Y	2,327	5,792	26,846	1,341
Reports to Shareholders, Class Z	—	—	—	—
Reports to Shareholders, Institutional Class	1,332	1,009	951	1,020
Reports to Shareholders, Class R6	—	—	928	—
Shareholder servicing fees, Class Z	—	—	—	—
Distribution and shareholder servicing expenses, Class A	167,379	144,353	1,910,368	15,375
Distribution and shareholder servicing expenses, Class C	20,854	90,347	2,412,049	3,699
Distribution expenses, Class S	—	—	—	—
Trustee fees	12,974	12,974	12,974	12,974
Other expenses	54,573	40,095	257,625	21,073
Total Expenses	1,081,005	1,603,899	15,303,320	494,991
Fees waived and/or reimbursed by the Adviser and/or Affiliates(A)	(180,308)	(233,815)	(419,851)	(86,433)
Net Expenses	900,697	1,370,084	14,883,469	408,558
Net Investment Income (Loss)	4,649,060	9,941,793	25,518,266	3,014,517
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments(B)	(8,434,091)	(6,525,461)	20,905,473	(4,312,954)
Net realized gains on securities sold short	—	625,685	—	—
Net realized losses on written options	—	(5,206)	—	—
Net realized gains on futures contracts	366,563	—	—	—
Net realized gains (losses) on swap agreements	(86,053)	100,991	—	—
Net realized losses on forward foreign currency contracts	—	(437,860)	—	—
Net realized gains on foreign currency transactions	—	15,178	—	—
Net change in unrealized appreciation (depreciation) on investments	18,483,681	10,720,133	350,240,366	9,664,694
Net change in unrealized appreciation (depreciation) on securities sold short	—	(136,682)	—	—
Net change in unrealized appreciation (depreciation) on written options	—	7,000	—	—
Net change in unrealized appreciation (depreciation) on futures contracts	(98,948)	—	—	—
Net change in unrealized appreciation (depreciation) on swap agreements	101,425	(10,694)	—	—
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	5,937	—	—
Net change in unrealized appreciation (depreciation) on foreign currency transactions	(3)	110,954	—	—
Net Realized and Unrealized Gains (Losses) on Investments	10,332,574	4,469,975	371,145,839	5,351,740
Change in Net Assets Resulting from Operations	$14,981,634	$14,411,768	$396,664,105	$8,366,257
*Net of foreign tax withholding of:	$—	$—	$—	$—
**Net of foreign tax withholding of:	$2,721	$4,777	$—	$—
(A)	See Note 4 in Notes to Financial Statements.
(B)	Net realized gains (losses) on investments includes the realized gains (losses) of $(3,435,015), $35,573,075, $933,094, $95,878,484, $663,829 and $1,135,735 for the Dividend Equity Fund, Mid Cap Fund, Mid Cap Value Fund, Sands Capital Select Growth Fund, Small Cap Fund and Small Cap Value Fund, respectively, for redemption-in-kind activity, which will not be realized by the Fund for tax purposes.
See accompanying Notes to Financial Statements.

Statements of Operations (Unaudited) (Continued)
Touchstone Impact Bond Fund	Touchstone International ESG Equity Fund	Touchstone Mid Cap Fund	Touchstone Mid Cap Value Fund	Touchstone Sands Capital Select Growth Fund	Touchstone Small Cap Fund	Touchstone Small Cap Value Fund	Touchstone Ultra Short Duration Fixed Income Fund

$—	$424,598	$27,376,645	$8,253,655	$3,823,489	$686,618	$987,048	$45,240
8,656,413	—	19,880	—	757	—	—	12,859,093
—	2,725	291	140	28	823	218	—
8,656,413	427,323	27,396,816	8,253,795	3,824,274	687,441	987,266	12,904,333

637,435	97,986	14,308,312	3,019,018	7,347,107	445,383	485,347	839,217
347,040	20,921	3,020,938	558,620	1,570,795	72,705	79,185	465,917
1,695	1,695	1,695	1,695	1,695	1,695	1,695	1,695
8,319	8,867	32,125	8,112	16,558	3,090	4,426	49,841
20,434	18,342	65,813	21,752	44,301	12,442	13,451	23,846
6,738	4,224	87,466	9,198	192,113	3,228	9,523	42,882
666	681	31,416	1,777	14,544	189	249	1,259
—	—	—	—	—	—	—	10,754
86,199	9,695	1,648,588	474,634	283,140	28,325	15,719	88,332
—	—	27,724	—	155,579	—	—	21,469
55,615	14	116,496	65,074	209,687	3,396	4,204	34,850
10	—	188	—	83	—	—	—
7,710	7,332	9,174	6,383	12,444	5,628	7,473	8,838
4,342	4,087	7,497	4,861	7,925	3,655	3,239	4,539
—	—	—	—	—	—	—	6,357
13,855	9,109	50,912	14,246	24,532	10,345	9,882	17,506
—	—	7,423	—	9,220	—	—	7,542
9,749	626	12,466	14,806	26,433	6,316	8,293	10,876
2,066	—	5,505	—	18,025	—	—	—
—	—	—	—	—	—	—	—
1,373	1,287	4,232	1,990	14,227	1,207	1,922	2,354
972	1,038	3,706	1,101	2,475	981	986	974
—	—	—	—	—	—	—	1,804
4,175	1,645	130,488	37,326	31,606	3,536	2,066	5,513
—	—	2,547	—	9,092	—	—	2,845
2,131	958	7,360	17,094	16,021	1,060	1,494	1,241
926	—	5,612	—	3,587	—	—	—
—	—	49,096	—	249,811	—	—	58,875
14,242	9,305	147,133	19,112	409,899	5,408	29,222	148,873
7,693	5,581	341,129	21,511	100,668	1,008	1,485	15,956
—	—	—	—	—	—	—	99,516
12,974	12,974	12,974	12,974	12,974	12,974	12,974	12,974
24,214	12,870	358,582	40,903	637,510	15,187	24,545	40,137
1,270,573	229,237	20,496,597	4,352,187	11,422,051	637,758	717,380	2,026,782
(103,717)	(77,980)	(74,011)	(643,533)	(768,318)	(122,347)	(70,007)	(278,178)
1,166,856	151,257	20,422,586	3,708,654	10,653,733	515,411	647,373	1,748,604
7,489,557	276,066	6,974,230	4,545,141	(6,829,459)	172,030	339,893	11,155,729

(985,797)	(2,196,575)	108,016,614	582,581	128,724,590	3,491,108	(160,450)	(471,805)
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	5,658	—	—	—	—	—	—
14,090,688	8,846,864	387,508,654	59,023,638	279,989,387	12,731,434	3,782,317	1,337,827
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
(1)	2,620	—	—	—	—	—	—
13,104,890	6,658,567	495,525,268	59,606,219	408,713,977	16,222,542	3,621,867	866,022
$20,594,447	$6,934,633	$502,499,498	$64,151,360	$401,884,518	$16,394,572	$3,961,760	$12,021,751
$—	$73,971	$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—	$—	$—

Statements of Changes in Net Assets
	Touchstone Active Bond Fund		Touchstone Ares Credit Opportunities Fund		Touchstone Dividend Equity Fund
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
From Operations
Net investment income	$4,649,060	$7,877,820	$9,941,793	$14,650,196	$25,518,266	$53,646,220
Net realized gains (losses) on investments, securities sold short, written options, futures contracts, swap agreements, forward foreign currency contracts and foreign currency transactions	(8,153,581)	(15,153,603)	(6,226,673)	(6,369,406)	20,905,473	129,178,514
Net change in unrealized appreciation (depreciation) on investments, securities sold short, written options, futures contracts, swap agreements, forward foreign currency contracts and foreign currency transactions	18,486,155	(50,644,803)	10,696,648	(42,262,705)	350,240,366	(443,882,482)
Change in Net Assets from Operations	14,981,634	(57,920,586)	14,411,768	(33,981,915)	396,664,105	(261,057,748)

Distributions to Shareholders:
Distributed earnings, Class A	(2,552,282)	(4,486,138)	(4,357,422)	(10,184,185)	(65,114,258)	(60,517,485)
Distributed earnings, Class C	(71,795)	(155,959)	(677,592)	(1,894,704)	(19,065,112)	(20,012,156)
Distributed earnings, Class Y	(1,076,300)	(2,209,120)	(5,300,359)	(10,225,969)	(35,631,042)	(39,811,139)
Distributed earnings, Class Z	—	—	—	—	—	—
Distributed earnings, Institutional Class	(1,314,626)	(2,857,397)	(109,181)	(296,585)	(133,479)	(26,606)
Distributed earnings, Class R6	—	—	—	—	(73,807)	(18,155)
Return of capital, Class A	—	—	—	(208,087)	—	—
Return of capital, Class C	—	—	—	(38,713)	—	—
Return of capital, Class Y	—	—	—	(208,942)	—	—
Return of capital, Institutional Class	—	—	—	(6,060)	—	—
Total Distributions	(5,015,003)	(9,708,614)	(10,444,554)	(23,063,245)	(120,017,698)	(120,385,541)
Change in Net Assets from Share Transactions(A)	(20,592,435)	(56,833,680)	1,972,555	50,868,017	(211,841,873)	(680,140,322)

Total Increase (Decrease) in Net Assets	(10,625,804)	(124,462,880)	5,939,769	(6,177,143)	64,804,534	(1,061,583,611)

Net Assets
Beginning of period	264,069,099	388,531,979	271,089,564	277,266,707	2,644,713,480	3,706,297,091
End of period	$253,443,295	$264,069,099	$277,029,333	$271,089,564	$2,709,518,014	$2,644,713,480
(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)
Touchstone High Yield Fund		Touchstone Impact Bond Fund		Touchstone International ESG Equity Fund		Touchstone Mid Cap Fund
For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022

$3,014,517	$5,441,675	$7,489,557	$9,442,187	$276,066	$744,534	$6,974,230	$7,967,043
(4,312,954)	(2,307,010)	(985,797)	(1,804,552)	(2,190,917)	(1,296,139)	108,016,614	210,920,205
9,664,694	(21,160,954)	14,090,687	(78,265,538)	8,849,484	(11,946,812)	387,508,654	(859,804,305)
8,366,257	(18,026,289)	20,594,447	(70,627,903)	6,934,633	(12,498,417)	502,499,498	(640,917,057)

(351,810)	(635,363)	(175,839)	(308,245)	(165,048)	(698,433)	(1,555,315)	(4,115,987)
(18,815)	(35,370)	(17,612)	(19,672)	—	(136,481)	(876,818)	(2,578,283)
(686,851)	(1,361,171)	(3,797,427)	(4,857,585)	(393,842)	(1,412,733)	(41,788,857)	(94,122,984)
—	—	—	—	—	—	(529,661)	(1,548,497)
(2,005,320)	(3,489,266)	(4,303,873)	(5,592,885)	(163,206)	(251)	(6,240,039)	(17,280,598)
—	—	(150,480)	(54)	—	—	(9,120,342)	(18,048,845)
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
(3,062,796)	(5,521,170)	(8,445,231)	(10,778,441)	(722,096)	(2,247,898)	(60,111,032)	(137,695,194)
(3,024,535)	(13,278,170)	27,465,373	128,133,121	711,669	9,517,569	(4,965,993)	(44,043,632)

2,278,926	(36,825,629)	39,614,589	46,726,777	6,924,206	(5,228,746)	437,422,473	(822,655,883)

102,594,233	139,419,862	482,552,748	435,825,971	28,154,766	33,383,512	4,007,291,481	4,829,947,364
$104,873,159	$102,594,233	$522,167,337	$482,552,748	$35,078,972	$28,154,766	$4,444,713,954	$4,007,291,481

Statements of Changes in Net Assets (Continued)
	Touchstone Mid Cap Value Fund		Touchstone Sands Capital Select Growth Fund		Touchstone Small Cap Fund
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
From Operations
Net investment income (loss)	$4,545,141	$8,047,452	$(6,829,459)	$(32,342,865)	$172,030	$202,298
Net realized gains (losses) on investments	582,581	46,743,638	128,724,590	(272,720,741)	3,491,108	4,588,403
Net change in unrealized appreciation (depreciation) on investments	59,023,638	(127,460,280)	279,989,387	(2,963,008,595)	12,731,434	(15,184,808)
Change in Net Assets from Operations	64,151,360	(72,669,190)	401,884,518	(3,268,072,201)	16,394,572	(10,394,107)

Distributions to Shareholders:
Distributed earnings, Class A	(815,662)	(1,024,882)	—	(87,728,652)	(78,224)	(678,527)
Distributed earnings, Class C	(235,497)	(262,128)	—	(8,735,300)	(3,981)	(28,748)
Distributed earnings, Class S	—	—	—	—	—	—
Distributed earnings, Class Y	(21,489,426)	(29,429,809)	—	(165,283,847)	(1,085,775)	(6,589,242)
Distributed earnings, Class Z	—	—	—	(59,112,671)	—	—
Distributed earnings, Institutional Class	(20,979,995)	(34,105,495)	—	(241,831,240)	(672,297)	(4,725,275)
Distributed earnings, Class R6	—	—	—	(49,261,002)	—	—
Return of capital, Class A	—	—	—	—	—	—
Return of capital, Class C	—	—	—	—	—	—
Return of capital, Class Y	—	—	—	—	—	—
Return of capital, Institutional Class	—	—	—	—	—	—
Total Distributions	(43,520,580)	(64,822,314)	—	(611,952,712)	(1,840,277)	(12,021,792)
Change in Net Assets from Share Transactions(A)	11,075,569	24,201,005	(295,994,327)	(204,998,792)	12,947,633	17,957,994

Total Increase (Decrease) in Net Assets	31,706,349	(113,290,499)	105,890,191	(4,085,023,705)	27,501,928	(4,457,905)

Net Assets
Beginning of period	761,904,491	875,194,990	2,267,173,860	6,352,197,565	90,502,722	94,960,627
End of period	$793,610,840	$761,904,491	$2,373,064,051	$2,267,173,860	$118,004,650	$90,502,722
(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)
Touchstone Small Cap Value Fund		Touchstone Ultra Short Duration Fixed Income Fund
For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022

$339,893	$123,824	$11,155,729	$9,015,200
(160,450)	6,334,093	(471,805)	(566,755)
3,782,317	(14,047,386)	1,337,827	(14,699,448)
3,961,760	(7,589,469)	12,021,751	(6,251,003)

(4,121)	(40,652)	(2,068,704)	(1,908,884)
—	(365)	(62,952)	(34,489)
—	—	(639,368)	(521,248)
(30,685)	(93,549)	(4,720,923)	(4,538,648)
—	—	(815,137)	(887,969)
(70,904)	(25,873)	(3,871,803)	(5,753,399)
—	—	—	—
—	(53,341)	—	—
—	(480)	—	—
—	(122,749)	—	—
—	(33,949)	—	—
(105,710)	(370,958)	(12,178,887)	(13,644,637)
59,889,198	(5,338,603)	(148,972,997)	(349,436,215)

63,745,248	(13,299,030)	(149,130,133)	(369,331,855)

62,850,988	76,150,018	703,671,042	1,073,002,897
$126,596,236	$62,850,988	$554,540,909	$703,671,042

Statements of Changes in Net Assets - Capital Stock Activity
	Touchstone Active Bond Fund				Touchstone Ares Credit Opportunities Fund
	For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022		For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	372,114	$3,427,422	957,583	$9,919,979	553,357	$4,878,375	2,639,584	$25,845,071
Reinvestment of distributions	250,897	2,307,977	395,728	4,046,156	432,326	3,795,984	921,673	8,914,419
Cost of Shares redeemed	(1,423,966)	(13,106,697)	(3,202,683)	(32,795,091)	(1,402,410)	(12,361,308)	(3,723,221)	(35,720,836)
Change from Class A Share Transactions	(800,955)	(7,371,298)	(1,849,372)	(18,828,956)	(416,727)	(3,686,949)	(161,964)	(961,346)
Class C
Proceeds from Shares issued	29,137	246,726	79,703	743,810	455,803	3,887,874	401,575	3,728,162
Reinvestment of distributions	8,419	70,641	16,301	153,510	77,170	653,989	195,986	1,843,314
Cost of Shares redeemed	(135,829)	(1,143,087)	(436,459)	(4,114,643)	(488,405)	(4,162,292)	(1,613,128)	(14,997,904)
Change from Class C Share Transactions	(98,273)	(825,720)	(340,455)	(3,217,323)	44,568	379,571	(1,015,567)	(9,426,428)
Class Y
Proceeds from Shares issued	395,072	3,682,650	855,970	8,911,215	4,440,742	39,936,252	13,774,144	135,923,029
Reinvestment of distributions	110,965	1,019,823	190,004	1,942,507	590,783	5,268,976	1,067,587	10,399,285
Cost of Shares redeemed	(1,245,184)	(11,517,530)	(3,198,427)	(33,186,132)	(4,660,011)	(41,679,186)	(8,938,113)	(85,234,791)
Change from Class Y Share Transactions	(739,147)	(6,815,057)	(2,152,453)	(22,332,410)	371,514	3,526,042	5,903,618	61,087,523
Institutional Class
Proceeds from Shares issued	1,325,132	12,364,052	2,468,132	25,699,815	215,049	1,933,945	262,123	2,736,235
Reinvestment of distributions	131,413	1,207,881	244,595	2,496,364	12,154	109,130	30,343	302,575
Cost of Shares redeemed	(2,073,890)	(19,152,293)	(4,095,927)	(40,651,170)	(32,169)	(289,184)	(296,440)	(2,870,542)
Change from Institutional Class Share Transactions	(617,345)	(5,580,360)	(1,383,200)	(12,454,991)	195,034	1,753,891	(3,974)	168,268
Class R6
Proceeds from Shares issued	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of Shares redeemed	—	—	—	—	—	—	—	—
Change from Class R6 Share Transactions	—	—	—	—	—	—	—	—
Change from Share Transactions	(2,255,720)	$(20,592,435)	(5,725,480)	$(56,833,680)	194,389	$1,972,555	4,722,113	$50,868,017
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Dividend Equity Fund				Touchstone High Yield Fund
For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022		For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

4,877,126	$79,706,267	11,750,580	$203,025,882	599,605	$4,224,188	1,703,585	$13,262,426
3,262,137	53,121,365	2,841,172	48,934,804	44,298	313,305	72,853	555,192
(11,039,364)	(180,105,749)	(22,337,515)	(384,510,078)	(716,966)	(5,062,149)	(1,841,082)	(14,290,976)
(2,900,101)	(47,278,117)	(7,745,763)	(132,549,392)	(73,063)	(524,656)	(64,644)	(473,358)

228,500	3,688,854	537,535	9,218,520	18,258	128,836	81,683	676,334
1,129,034	18,243,551	1,099,871	18,952,270	1,530	10,797	2,706	20,722
(6,425,224)	(103,997,930)	(17,454,612)	(298,835,024)	(18,982)	(135,320)	(81,164)	(647,943)
(5,067,690)	(82,065,525)	(15,817,206)	(270,664,234)	806	4,313	3,225	49,113

2,070,165	33,754,362	4,261,170	73,385,940	633,197	4,602,069	286,693	2,317,767
1,727,647	28,084,383	1,816,271	31,267,102	93,390	681,296	171,525	1,351,066
(8,865,828)	(144,456,403)	(22,291,593)	(384,019,103)	(747,045)	(5,442,128)	(1,414,473)	(11,332,097)
(5,068,016)	(82,617,658)	(16,214,152)	(279,366,061)	(20,458)	(158,763)	(956,255)	(7,663,264)

3,153,576	51,396,731	74,586	1,304,989	13,091	97,907	1,854,683	14,764,264
3,595	58,404	1,580	26,607	273,454	1,994,606	441,962	3,460,147
(3,131,484)	(51,100,854)	(34,338)	(595,734)	(620,012)	(4,437,942)	(2,839,482)	(23,415,072)
25,687	354,281	41,828	735,862	(333,467)	(2,345,429)	(542,837)	(5,190,661)

53	848	109,749	1,818,544	—	—	—	—
4,524	73,549	1,165	18,155	—	—	—	—
(18,697)	(309,251)	(7,991)	(133,196)	—	—	—	—
(14,120)	(234,854)	102,923	1,703,503	—	—	—	—
(13,024,240)	$(211,841,873)	(39,632,370)	$(680,140,322)	(426,182)	$(3,024,535)	(1,560,511)	$(13,278,170)

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
	Touchstone Impact Bond Fund				Touchstone International ESG Equity Fund
	For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022(A)		For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	110,555	$994,561	377,375	$3,620,779	49,040	$347,209	116,562	$954,882
Reinvestment of distributions	14,006	124,785	18,750	184,581	22,885	154,471	73,968	649,137
Cost of Shares redeemed	(176,065)	(1,571,206)	(767,068)	(7,359,721)	(108,395)	(750,713)	(209,255)	(1,607,984)
Change from Class A Share Transactions	(51,504)	(451,860)	(370,943)	(3,554,361)	(36,470)	(249,033)	(18,725)	(3,965)
Class C
Proceeds from Shares issued	27,226	243,802	44,867	420,512	3,161	20,738	8,247	68,824
Reinvestment of distributions	1,797	15,989	1,705	16,769	—	—	15,724	136,482
Cost of Shares redeemed	(4,222)	(38,290)	(41,260)	(395,172)	(54,781)	(390,585)	(144,085)	(1,170,984)
Change from Class C Share Transactions	24,801	221,501	5,312	42,109	(51,620)	(369,847)	(120,114)	(965,678)
Class Y
Proceeds from Shares issued	4,629,414	41,533,538	12,496,494	119,881,821	140,083	974,251	882,406	6,984,426
Reinvestment of distributions	412,159	3,677,131	473,335	4,616,308	57,249	386,433	157,788	1,385,068
Cost of Shares redeemed	(4,200,808)	(37,515,648)	(6,343,321)	(61,579,622)	(622,593)	(4,312,385)	(856,963)	(6,436,665)
Change from Class Y Share Transactions	840,765	7,695,021	6,626,508	62,918,507	(425,261)	(2,951,701)	183,231	1,932,829
Class Z
Proceeds from Shares issued	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of Shares redeemed	—	—	—	—	—	—	—	—
Change from Class Z Share Transactions	—	—	—	—	—	—	—	—
Institutional Class
Proceeds from Shares issued	5,139,106	45,812,907	12,052,534	116,919,483	697,797	5,086,978	1,100,440	9,428,318
Reinvestment of distributions	356,985	3,184,822	478,417	4,684,703	24,215	163,206	29	251
Cost of Shares redeemed	(5,448,083)	(48,752,600)	(5,487,283)	(52,879,874)	(135,361)	(967,934)	(111,545)	(874,186)
Change from Institutional Class Share Transactions	48,008	245,129	7,043,668	68,724,312	586,651	4,282,250	988,924	8,554,383
Class R6
Proceeds from Shares issued	2,236,948	20,031,829	237	2,500	—	—	—	—
Reinvestment of distributions	7,665	68,393	6	54	—	—	—	—
Cost of Shares redeemed	(38,155)	(344,640)	—	—	—	—	—	—
Change from Class R6 Share Transactions	2,206,458	19,755,582	243	2,554	—	—	—	—
Change from Share Transactions	3,068,528	$27,465,373	13,304,788	$128,133,121	73,300	$711,669	1,033,316	$9,517,569
(A)	Represents the period from commencement of operations (November 22, 2021) through September 30, 2022 for Class R6 shares.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Mid Cap Fund				Touchstone Mid Cap Value Fund
For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022		For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

311,508	$13,233,330	806,631	$36,571,813	167,295	$3,584,098	178,116	$4,123,820
32,166	1,324,422	71,397	3,424,450	34,260	711,225	37,968	887,520
(369,723)	(15,562,739)	(1,010,446)	(44,572,673)	(71,470)	(1,515,084)	(145,632)	(3,318,663)
(26,049)	(1,004,987)	(132,418)	(4,576,410)	130,085	2,780,239	70,452	1,692,677

114,894	4,434,865	231,373	9,571,863	24,499	498,633	67,979	1,494,741
21,600	818,513	54,254	2,397,489	11,712	232,769	11,605	260,768
(260,282)	(9,992,977)	(540,733)	(22,486,612)	(39,235)	(798,713)	(54,422)	(1,197,286)
(123,788)	(4,739,599)	(255,106)	(10,517,260)	(3,024)	(67,311)	25,162	558,223

9,577,109	410,473,339	22,336,268	1,015,673,212	2,612,748	55,400,689	3,289,801	76,964,313
924,879	38,740,908	1,751,887	85,423,942	1,019,703	21,305,963	1,239,623	29,116,578
(10,050,969)	(432,042,982)	(22,546,804)	(1,030,111,093)	(1,863,818)	(39,905,017)	(4,051,666)	(93,632,765)
451,019	17,171,265	1,541,351	70,986,061	1,768,633	36,801,635	477,758	12,448,126

51,649	2,173,753	130,091	5,766,393	—	—	—	—
12,847	525,007	32,503	1,546,815	—	—	—	—
(121,023)	(5,062,915)	(368,822)	(16,442,723)	—	—	—	—
(56,527)	(2,364,155)	(206,228)	(9,129,515)	—	—	—	—

4,546,180	197,533,749	11,899,790	549,099,520	1,901,717	41,079,088	4,801,311	112,469,588
131,954	5,549,935	284,657	13,929,716	815,810	17,149,947	1,156,963	27,326,336
(4,820,641)	(207,802,725)	(16,217,258)	(752,215,758)	(4,072,095)	(86,668,029)	(5,581,086)	(130,293,945)
(142,507)	(4,719,041)	(4,032,811)	(189,186,522)	(1,354,568)	(28,438,994)	377,188	9,501,979

1,486,312	63,625,978	4,712,206	214,624,639	—	—	—	—
30,863	1,299,020	44,138	2,160,530	—	—	—	—
(1,728,910)	(74,234,474)	(2,621,084)	(118,405,155)	—	—	—	—
(211,735)	(9,309,476)	2,135,260	98,380,014	—	—	—	—
(109,587)	$(4,965,993)	(949,952)	$(44,043,632)	541,126	$11,075,569	950,560	$24,201,005

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
	Touchstone Sands Capital Select Growth Fund^				Touchstone Small Cap Fund
	For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022		For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	1,032,816	$9,393,677	3,523,376	$53,585,937	20,783	$257,799	29,607	$398,907
Reinvestment of distributions	—	—	4,519,112	78,722,927	5,950	71,156	47,532	622,960
Cost of Shares redeemed	(4,540,570)	(40,402,137)	(10,318,484)	(133,480,712)	(45,415)	(546,980)	(86,799)	(1,094,775)
Change from Class A Share Transactions	(3,507,754)	(31,008,460)	(2,275,996)	(1,171,848)	(18,682)	(218,025)	(9,660)	(72,908)
Class C
Proceeds from Shares issued	71,930	641,694	251,663	3,430,566	7,772	86,544	9,171	104,830
Reinvestment of distributions	—	—	490,793	8,587,815	378	3,981	2,469	28,748
Cost of Shares redeemed	(1,129,885)	(4,392,361)	(1,782,102)	(25,452,609)	(2,154)	(22,821)	(10,560)	(116,965)
Change from Class C Share Transactions	(1,057,955)	(3,750,667)	(1,039,646)	(13,434,228)	5,996	67,704	1,080	16,613
Class S
Proceeds from Shares issued	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of Shares redeemed	—	—	—	—	—	—	—	—
Change from Class S Share Transactions	—	—	—	—	—	—	—	—
Class Y
Proceeds from Shares issued	7,229,906	71,983,865	22,865,882	333,989,648	1,434,208	18,434,964	1,316,326	16,731,539
Reinvestment of distributions	—	—	7,425,758	145,396,335	88,364	1,078,094	488,405	6,524,237
Cost of Shares redeemed	(16,607,827)	(166,291,472)	(42,774,802)	(610,441,703)	(503,226)	(6,333,562)	(537,971)	(6,903,222)
Change from Class Y Share Transactions	(9,377,921)	(94,307,607)	(12,483,162)	(131,055,720)	1,019,346	13,179,496	1,266,760	16,352,554
Class Z
Proceeds from Shares issued	286,753	2,609,615	1,962,538	26,430,355	—	—	—	—
Reinvestment of distributions	—	—	3,380,155	58,949,906	—	—	—	—
Cost of Shares redeemed	(3,650,127)	(32,148,894)	(8,475,809)	(107,741,495)	—	—	—	—
Change from Class Z Share Transactions	(3,363,374)	(29,539,279)	(3,133,116)	(22,361,234)	—	—	—	—
Institutional Class
Proceeds from Shares issued	30,464,556	303,979,969	91,188,349	1,146,837,317	241,085	2,931,262	674,179	8,378,000
Reinvestment of distributions	—	—	11,423,614	223,902,843	55,124	670,169	355,283	4,724,892
Cost of Shares redeemed	(45,054,663)	(444,519,265)	(125,778,987)	(1,548,133,917)	(298,474)	(3,682,973)	(885,718)	(11,441,157)
Change from Institutional Class Share Transactions	(14,590,107)	(140,539,296)	(23,167,024)	(177,393,757)	(2,265)	(81,542)	143,744	1,661,735
Class R6
Proceeds from Shares issued	3,340,350	33,180,620	19,742,464	266,770,160	—	—	—	—
Reinvestment of distributions	—	—	2,425,351	47,536,886	—	—	—	—
Cost of Shares redeemed	(2,988,948)	(30,029,638)	(15,112,322)	(173,889,051)	—	—	—	—
Change from Class R6 Share Transactions	351,402	3,150,982	7,055,493	140,417,995	—	—	—	—
Change from Share Transactions	(31,545,709)	$(295,994,327)	(35,043,451)	$(204,998,792)	1,004,395	$12,947,633	1,401,924	$17,957,994
^	The March 31, 2023 and September 30, 2022 Class C share amounts relating to Proceeds from Shares issued, Reinvestment of distributions, Cost of Shares redeemed, and Change from Class C Share Transactions as well as Change from Share transactions were updated to reflect the effect of a 1 for 0.796098 reverse stock split for Class C shares on October 14, 2022 (See Note 10 in the Notes to Financial Statements).
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Small Cap Value Fund				Touchstone Ultra Short Duration Fixed Income Fund
For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022		For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

8,299	$270,257	24,852	$818,331	1,444,795	$13,010,679	4,600,658	$41,866,137
128	4,019	2,627	91,456	220,313	1,984,223	200,685	1,821,816
(17,503)	(564,954)	(54,906)	(1,801,263)	(7,055,510)	(63,585,502)	(6,573,211)	(59,713,757)
(9,076)	(290,678)	(27,427)	(891,476)	(5,390,402)	(48,590,600)	(1,771,868)	(16,025,804)

844	26,063	981	30,476	127,971	1,152,432	443,252	4,024,638
—	—	25	845	5,527	49,829	2,359	21,374
(1,689)	(51,609)	(9,147)	(285,716)	(273,990)	(2,466,847)	(350,793)	(3,188,945)
(845)	(25,546)	(8,141)	(254,395)	(140,492)	(1,264,586)	94,818	857,067

—	—	—	—	13,891	125,039	14,097	128,000
—	—	—	—	68,623	618,344	55,818	506,788
—	—	—	—	(595,747)	(5,364,906)	(1,026,930)	(9,373,454)
—	—	—	—	(513,233)	(4,621,523)	(957,015)	(8,738,666)

79,694	2,628,702	211,395	6,709,161	11,280,725	101,582,942	23,384,051	213,007,246
970	30,495	6,268	214,254	462,428	4,167,821	398,408	3,620,579
(87,959)	(2,894,477)	(318,952)	(10,279,221)	(14,614,803)	(131,720,153)	(28,167,532)	(256,261,950)
(7,295)	(235,280)	(101,289)	(3,355,806)	(2,871,650)	(25,969,390)	(4,385,073)	(39,634,125)

—	—	—	—	119,816	1,079,141	1,547,953	14,110,958
—	—	—	—	90,057	811,337	97,336	884,392
—	—	—	—	(823,549)	(7,416,812)	(4,224,808)	(38,428,153)
—	—	—	—	(613,676)	(5,526,334)	(2,579,519)	(23,432,803)

2,277,242	75,835,851	38,296	1,271,519	3,776,101	34,029,685	12,899,131	118,098,349
2,085	65,643	700	23,622	372,431	3,352,166	575,348	5,232,249
(471,034)	(15,460,792)	(64,963)	(2,132,067)	(11,149,717)	(100,382,415)	(42,326,295)	(385,792,482)
1,808,293	60,440,702	(25,967)	(836,926)	(7,001,185)	(63,000,564)	(28,851,816)	(262,461,884)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
1,791,077	$59,889,198	(162,824)	$(5,338,603)	(16,530,638)	$(148,972,997)	(38,450,473)	$(349,436,215)

Financial Highlights
Touchstone Active Bond Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/18	$10.47	$0.23	$(0.43)	$(0.20)	$(0.26)	$ — (2)	$(0.26)	$10.01	(1.87)%	$133,083	0.90%	0.97%	2.34%	448%(3)
09/30/19	10.01	0.27	0.68	0.95	(0.28)	—	(0.28)	10.68	9.68	127,502	0.90	1.00	2.68	235
09/30/20	10.68	0.28(4)	0.55	0.83	(0.28)	—	(0.28)	11.23	7.91	128,086	0.90	0.95	2.54	261
09/30/21	11.23	0.22(4)	(0.10)	0.12	(0.23)	—	(0.23)	11.12	1.10	186,813	0.90	0.93	1.99	144(5)
09/30/22	11.12	0.23(4)	(2.04)	(1.81)	(0.25)	(0.03)	(0.28)	9.03	(16.52)	135,000	0.85	0.93	2.20	159
03/31/23(6)	9.03	0.16(4)	0.38	0.54	(0.18)	—	(0.18)	9.39	6.00(7)	132,832	0.83(8)	0.97(8)	3.54(8)	80(7)
Class C
09/30/18	$9.68	$0.20	$(0.46)	$(0.26)	$(0.19)	$ — (2)	$(0.19)	$9.23	(2.64)%	$23,807	1.65%	1.79%	1.59%	448%(3)
09/30/19	9.23	0.12	0.68	0.80	(0.21)	—	(0.21)	9.82	8.83	11,743	1.65	1.85	1.93	235
09/30/20	9.82	0.18(4)	0.51	0.69	(0.21)	—	(0.21)	10.30	7.11	5,618	1.65	1.93	1.79	261
09/30/21	10.30	0.13(4)	(0.09)	0.04	(0.16)	—	(0.16)	10.18	0.39	9,229	1.64	1.93	1.25	144(5)
09/30/22	10.18	0.14(4)	(1.87)	(1.73)	(0.18)	(0.03)	(0.21)	8.24	(17.17)	4,667	1.58	1.89	1.46	159
03/31/23(6)	8.24	0.12(4)	0.34	0.46	(0.15)	—	(0.15)	8.55	5.58(7)	4,003	1.56(8)	2.07(8)	2.81(8)	80(7)
Class Y
09/30/18	$10.46	$0.26	$(0.43)	$(0.17)	$(0.29)	$ — (2)	$(0.29)	$10.00	(1.62)%	$165,937	0.65%	0.70%	2.59%	448%(3)
09/30/19	10.00	0.31	0.67	0.98	(0.31)	—	(0.31)	10.67	9.96	90,336	0.65	0.73	2.93	235
09/30/20	10.67	0.30(4)	0.56	0.86	(0.31)	—	(0.31)	11.22	8.18	90,235	0.65	0.73	2.79	261
09/30/21	11.22	0.25(4)	(0.10)	0.15	(0.26)	—	(0.26)	11.11	1.35	92,882	0.65	0.70	2.24	144(5)
09/30/22	11.11	0.25(4)	(2.03)	(1.78)	(0.28)	(0.03)	(0.31)	9.02	(16.32)	56,003	0.60	0.68	2.44	159
03/31/23(6)	9.02	0.17(4)	0.38	0.55	(0.19)	—	(0.19)	9.38	6.14(7)	51,288	0.58(8)	0.73(8)	3.79(8)	80(7)
Institutional Class
09/30/18	$10.46	$0.27	$(0.43)	$(0.16)	$(0.30)	$ — (2)	$(0.30)	$10.00	(1.54)%	$38,715	0.57%	0.66%	2.67%	448%(3)
09/30/19	10.00	0.30	0.69	0.99	(0.32)	—	(0.32)	10.67	10.06	96,477	0.57	0.66	3.01	235
09/30/20	10.67	0.31(4)	0.56	0.87	(0.32)	—	(0.32)	11.22	8.23	134,659	0.57	0.63	2.87	261
09/30/21	11.22	0.26(4)	(0.10)	0.16	(0.27)	—	(0.27)	11.11	1.43	99,607	0.57	0.61	2.32	144(5)
09/30/22	11.11	0.26(4)	(2.04)	(1.78)	(0.28)	(0.03)	(0.31)	9.02	(16.26)	68,399	0.52	0.59	2.53	159
03/31/23(6)	9.02	0.18(4)	0.37	0.55	(0.19)	—	(0.19)	9.38	6.18(7)	65,320	0.50(8)	0.63(8)	3.87(8)	80(7)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	Less than $0.005 per share.
(3)	Portfolio turnover excludes the purchases and sales of securities by the Sentinel Government Securities Fund and Sentinel Total Return Bond Fund acquired on October 27, 2017. If these transactions were included, portfolio turnover would have been higher.
(4)	The net investment income per share was based on average shares outstanding for the period.
(5)	Portfolio turnover excludes the purchases and sales of securities of the AIG U.S. Government Securities Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(6)	Unaudited.
(7)	Not annualized.
(8)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Ares Credit Opportunities Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Return of capital	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/18	$10.41	$0.49	$(0.13)	$0.36	$(0.53)	$ (0.28)	$—	$(0.81)	$9.96	3.50%	$153	1.76%	10.00%	5.00%	70%
06/30/19	9.96	0.52	0.12	0.64	(0.54)	(0.11)	—	(0.65)	9.95	6.69	226	1.55	7.56	5.46	94
09/30/19(4)	9.95	0.20	0.04	0.24	(0.12)	(0.04)	—	(0.16)	10.03	1.40(5)	7,239	1.18(6)	2.55(6)	5.43(6)	28(5)(7)
09/30/20	10.03	0.57	(0.61)	(0.04)	(0.54)	—	—	(0.54)	9.45	(0.29)	5,597	1.18	1.61	5.90	115
09/30/21	9.45	0.47(8)	1.07	1.54	(0.53)	—	—	(0.53)	10.46	16.67	141,422	1.09	1.32	4.45	135(9)
09/30/22	10.46	0.47(8)	(1.53)	(1.06)	(0.43)	(0.32)	(0.01)	(0.76)	8.64	(10.60)	115,483	1.07	1.26	4.87	72
03/31/23(10)	8.64	0.32(8)	0.14	0.46	(0.33)	—	—	(0.33)	8.77	5.30(5)	113,572	1.08(6)	1.24(6)	7.17(6)	26(5)
Class C
06/30/18	$10.44	$0.44	$(0.15)	$0.29	$(0.45)	$ (0.28)	$—	$(0.73)	$10.00	2.69%	$22	2.51%	34.60%	4.25%	70%
06/30/19	10.00	0.43	0.14	0.57	(0.48)	(0.11)	—	(0.59)	9.98	5.97	127	2.26	11.81	4.75	94
09/30/19(4)	9.98	0.19	(0.27)	(0.08)	(0.11)	(0.04)	—	(0.15)	9.75	1.15(5)	4,538	1.93(6)	3.62(6)	4.68(6)	28(5)(7)
09/30/20	9.75	0.52	(0.62)	(0.10)	(0.47)	—	—	(0.47)	9.18	(0.98)	2,246	1.93	2.61	5.15	115
09/30/21	9.18	0.40(8)	1.02	1.42	(0.47)	—	—	(0.47)	10.13	15.79	31,605	1.56	2.17	3.98	135(9)
09/30/22	10.13	0.42(8)	(1.47)	(1.05)	(0.40)	(0.32)	(0.01)	(0.73)	8.35	(11.01)	17,575	1.47	2.05	4.47	72
03/31/23(10)	8.35	0.29(8)	0.14	0.43	(0.32)	—	—	(0.32)	8.46	5.17(5)	18,193	1.48(6)	2.05(6)	6.77(6)	26(5)
Class Y
06/30/18	$10.41	$0.50	$(0.12)	$0.38	$(0.55)	$ (0.28)	$—	$(0.83)	$9.96	3.73%	$444	1.51%	4.29%	5.25%	70%
06/30/19	9.96	0.60	0.06	0.66	(0.56)	(0.11)	—	(0.67)	9.95	7.05	11,356	1.09	1.71	5.93	94
09/30/19(4)	9.95	0.17	0.21	0.38	(0.13)	(0.04)	—	(0.17)	10.16	1.54(5)	47,483	0.93(6)	1.60(6)	5.68(6)	28(5)(7)
09/30/20	10.16	0.59	(0.62)	(0.03)	(0.56)	—	—	(0.56)	9.57	(0.13)	36,558	0.93	1.20	6.15	115
09/30/21	9.57	0.48(8)	1.11	1.59	(0.55)	—	—	(0.55)	10.61	16.98	101,613	0.88	1.07	4.66	135(9)
09/30/22	10.61	0.49(8)	(1.54)	(1.05)	(0.45)	(0.32)	(0.01)	(0.78)	8.78	(10.47)	135,892	0.87	1.02	5.07	72
03/31/23(10)	8.78	0.33(8)	0.14	0.47	(0.34)	—	—	(0.34)	8.91	5.44(5)	141,340	0.88(6)	1.00(6)	7.37(6)	26(5)
Institutional Class
06/30/18	$10.41	$0.55	$(0.16)	$0.39	$(0.56)	$ (0.28)	$—	$(0.84)	$9.96	3.85%	$51,715	1.41%	1.59%	5.35%	70%
06/30/19	9.96	0.58	0.09	0.67	(0.57)	(0.11)	—	(0.68)	9.95	7.04	47,531	1.24	1.50	5.78	94
09/30/19(4)	9.95	0.15	0.29	0.44	(0.13)	(0.04)	—	(0.17)	10.22	1.57(5)	48,158	0.83(6)	1.36(6)	5.78(6)	28(5)(7)
09/30/20	10.22	0.61	(0.63)	(0.02)	(0.57)	—	—	(0.57)	9.63	(0.02)	42,982	0.83	1.06	6.25	115
09/30/21	9.63	0.49(8)	1.12	1.61	(0.56)	—	—	(0.56)	10.68	17.07	2,627	0.78	0.97	4.76	135(9)
09/30/22	10.68	0.51(8)	(1.56)	(1.05)	(0.46)	(0.32)	(0.01)	(0.79)	8.84	(10.39)	2,139	0.77	1.15	5.17	72
03/31/23(10)	8.84	0.33(8)	0.16	0.49	(0.35)	—	—	(0.35)	8.98	5.57(5)	3,925	0.78(6)	1.15(6)	7.47(6)	26(5)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short for Class A was 1.03%, 1.03%, 1.04%, 1.08%, 1.08%, 1.45% and 1.69%, for Class C was 1.43%, 1.43%, 1.51%, 1.83%, 1.83%, 2.16% and 2.44%, for Class Y was 0.83%, 0.83%, 0.83%, 0.83%, 0.83%, 0.99% and 1.44%, and for Institutional Class was 0.73%, 0.73% 0.73%, 0.73%, 0.73%, 1.14% and 1.34% for the six months ended March 31, 2023 and for the years ended September 30, 2022, 2021 and 2020, for the period ended September 30, 2019, and the years ended June 30, 2019 and 2018, respectively.
(3)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short for Class A was 1.19%, 1.22%, 1.27%, 1.51%, 2.45%, 7.46% and 9.93%, for Class C was 2.00%, 2.01%, 2.12%, 2.51%, 3.52%, 11.71% and 34.53%, for Class Y was 0.95%, 0.98%, 1.02%, 1.10%, 1.50%, 1.61% and 4.22%, and for Institutional Class was 1.10%, 1.11%, 0.92%, 0.96%, 1.26%, 1.40% and 1.52% for the six months ended March 31, 2023 and for the years ended September 30, 2022, 2021 and 2020, for the period ended September 30, 2019, and the years ended June 30, 2019 and 2018, respectively.
(4)	The Fund changed its fiscal year end from June 30 to September 30.
(5)	Not annualized.
(6)	Annualized.
(7)	Portfolio turnover excludes the purchases and sales of securities by the Touchstone Ares Credit Opportunities Fund acquired on September 6, 2019. If these transactions were included, portfolio turnover would have been higher.
(8)	The net investment income per share was based on average shares outstanding for the period.
(9)	Portfolio turnover excludes the purchases and sales of securities by the Touchstone Dynamic Diversified Income Fund and the AIG Senior Floating Rate Fund acquired on June 25, 2021 and July 16, 2021, respectively. If these transactions were included, portfolio turnover would have been higher.
(10)	Unaudited.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Dividend Equity Fund
Period ended	Net asset value at beginning of period	Net investment income(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(3)	Ratio of gross expenses to average net assets(4)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
10/31/17	$16.66	$0.45	$2.28	$2.73	$(0.54)	$ (0.04)	$(0.58)	$18.81	16.57%	$4,598,192	1.04%	1.04%	2.52%	45%
10/31/18	18.81	0.47	0.15	0.62	(0.44)	(1.44)	(1.88)	17.55	3.03	3,570,189	1.04	1.04	2.57	38
10/31/19	17.55	0.50	0.39	0.89	(0.49)	(0.78)	(1.27)	17.17	5.42	2,381,987	1.05	1.05	2.90	37
10/31/20	17.17	0.55	(2.42)	(1.87)	(0.60)	(0.58)	(1.18)	14.12	(11.33)	1,666,379	1.09	1.09	3.60	68
09/30/21(5)	14.12	0.29	2.83	3.12	(0.36)	—	(0.36)	16.88	22.13(6)	1,737,804	1.09(7)	1.09(7)	1.91(7)	83(6)(8)
09/30/22	16.88	0.28	(1.87)	(1.59)	(0.30)	(0.31)	(0.61)	14.68	(9.90)	1,398,059	0.99	1.00	1.64	12
03/31/23(9)	14.68	0.15	2.08	2.23	(0.11)	(0.59)	(0.70)	16.21	15.20(6)	1,496,545	1.00(7)	1.02(7)	1.86(7)	6(6)(10)
Class C
10/31/17	$16.53	$0.33	$2.26	$2.59	$(0.43)	$ (0.04)	$(0.47)	$18.65	15.80%	$3,682,928	1.69%	1.69%	1.87%	45%
10/31/18	18.65	0.35	0.14	0.49	(0.32)	(1.44)	(1.76)	17.38	2.31	3,142,587	1.69	1.69	1.92	38
10/31/19	17.38	0.38	0.39	0.77	(0.37)	(0.78)	(1.15)	17.00	4.78	2,421,728	1.70	1.70	2.27	37
10/31/20	17.00	0.47	(2.40)	(1.93)	(0.50)	(0.58)	(1.08)	13.99	(11.89)	1,117,141	1.74	1.74	2.99	68
09/30/21(5)	13.99	0.19	2.80	2.99	(0.24)	—	(0.24)	16.74	21.38(6)	806,336	1.75(7)	1.77(7)	1.27(7)	83(6)(8)
09/30/22	16.74	0.16	(1.86)	(1.70)	(0.17)	(0.31)	(0.48)	14.56	(10.54)	471,273	1.69	1.76	0.94	12
03/31/23(9)	14.56	0.09	2.07	2.16	(0.05)	(0.59)	(0.64)	16.08	14.84(6)	438,771	1.70(7)	1.79(7)	1.16(7)	6(6)(10)
Class Y
10/31/17	$16.65	$0.47	$2.29	$2.76	$(0.58)	$ (0.04)	$(0.62)	$18.79	16.80%	$5,499,586	0.84%	0.84%	2.67%	45%
10/31/18	18.79	0.51	0.15	0.66	(0.49)	(1.44)	(1.93)	17.52	3.21	5,289,972	0.84	0.84	2.77	38
10/31/19	17.52	0.53	0.39	0.92	(0.52)	(0.78)	(1.30)	17.14	5.66	4,094,116	0.85	0.85	3.13	37
10/31/20	17.14	0.61	(2.44)	(1.83)	(0.63)	(0.58)	(1.21)	14.10	(11.11)	1,691,794	0.88	0.88	3.83	68
09/30/21(5)(11)	14.10	0.33	2.81	3.14	(0.39)	—	(0.39)	16.85	22.33(6)	1,161,841	0.88(7)	0.88(7)	2.14(7)	83(6)(8)
09/30/22	16.85	0.32	(1.86)	(1.54)	(0.34)	(0.31)	(0.65)	14.66	(9.69)	772,987	0.74	0.74	1.89	12
03/31/23(9)	14.66	0.17	2.07	2.24	(0.13)	(0.59)	(0.72)	16.18	15.36(6)	771,371	0.77(7)	0.77(7)	2.08(7)	6(6)(10)
Institutional Class
09/30/21(5)(12)	$17.02	$0.07	$(0.17)	$(0.10)	$(0.08)	$ —	$(0.08)	$16.84	(0.61)%(6)	$313	0.67%(7)	3.37%(7)	2.01%(7)	83%(6)(8)
09/30/22	16.84	0.33	(1.85)	(1.52)	(0.36)	(0.31)	(0.67)	14.65	(9.62)	885	0.67	1.80	1.97	12
03/31/23(9)	14.65	0.17	2.08	2.25	(0.14)	(0.59)	(0.73)	16.17	15.34(6)	1,392	0.68(7)	0.92(7)	2.18(7)	6(6)(10)
Class R6
09/30/21(5)(13)	$17.34	$0.06	$(0.48)	$(0.42)	$(0.08)	$ —	$(0.08)	$16.84	(2.44)%(6)	$2	0.65%(7)	359.78%(7)	2.26%(7)	83%(6)(8)
09/30/22	16.84	0.32	(1.84)	(1.52)	(0.36)	(0.31)	(0.67)	14.65	(9.56)	1,510	0.65	1.76	1.99	12
03/31/23(9)	14.65	0.18	2.07	2.25	(0.14)	(0.59)	(0.73)	16.17	15.36(6)	1,439	0.66(7)	1.27(7)	2.20(7)	6(6)(10)
(1)	The net investment income per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class A was 0.99%, for Class C was 1.69%, for Class Y was 0.76%, for Institutional Class was 0.67% and for Class R6 was 0.65% for the six months ended March 31, 2023.
(4)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A was 1.01%, for Class C was 1.78%, for Class Y was 0.76%, for Institutional Class was and 0.91% and for Class R6 was 1.26% for the six months ended March 31, 2023.
(5)	The Fund changed its fiscal year end from October 31 to September 30.
(6)	Not annualized.
(7)	Annualized.
(8)	Portfolio turnover excludes the purchases and sales of securities by the AIG Select Dividend Growth Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(9)	Unaudited.
(10)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(11)	Effective July 16, 2021, Class W shares of the AIG Focused Dividend Strategy Fund were reorganized into Class Y shares of the Fund.
(12)	Represents the period from commencement of operations (July 19, 2021) through September 30, 2021.
(13)	Represents the period from commencement of operations (August 2, 2021) through September 30, 2021.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone High Yield Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/18	$8.43	$0.41	$(0.31)	$0.10	$(0.41)	$(0.41)	$8.12	1.24%	$12,457	1.05%	1.29%	4.76%	59%
09/30/19	8.12	0.40	0.16	0.56	(0.41)	(0.41)	8.27	7.08	14,642	1.05	1.28	4.95	63
09/30/20	8.27	0.39	(0.41)	(0.02)	(0.39)	(0.39)	7.86	(0.13)	14,578	1.05	1.25	4.84	89
09/30/21	7.86	0.36	0.48	0.84	(0.37)	(0.37)	8.33	10.84	15,081	1.05	1.21	4.35	96
09/30/22	8.33	0.33	(1.54)	(1.21)	(0.35)	(0.35)	6.77	(14.88)	11,824	1.05	1.26	4.33	57
03/31/23(2)	6.77	0.19	0.36	0.55	(0.20)	(0.20)	7.12	8.25(3)	11,915	1.05(4)	1.32(4)	5.52(4)	41(3)
Class C
09/30/18	$8.41	$0.34	$(0.30)	$0.04	$(0.35)	$(0.35)	$8.10	0.50%	$9,444	1.80%	2.00%	4.01%	59%
09/30/19	8.10	0.34	0.16	0.50	(0.35)	(0.35)	8.25	6.31	4,582	1.80	2.10	4.20	63
09/30/20	8.25	0.29	(0.37)	(0.08)	(0.33)	(0.33)	7.84	(0.89)	1,250	1.80	2.35	4.09	89
09/30/21	7.84	0.26	0.52	0.78	(0.31)	(0.31)	8.31	10.07	835	1.80	2.83	3.60	96
09/30/22	8.31	0.28	(1.54)	(1.26)	(0.30)	(0.30)	6.75	(15.55)	700	1.80	2.82	3.58	57
03/31/23(2)	6.75	0.17	0.36	0.53	(0.18)	(0.18)	7.10	7.87(3)	742	1.80(4)	3.10(4)	4.77(4)	41(3)
Class Y
09/30/18	$8.67	$0.44	$(0.32)	$0.12	$(0.44)	$(0.44)	$8.35	1.44%	$63,983	0.80%	0.88%	5.01%	59%
09/30/19	8.35	0.47	0.14	0.61	(0.44)	(0.44)	8.52	7.52	44,030	0.80	0.91	5.20	63
09/30/20	8.52	0.44	(0.45)	(0.01)	(0.42)	(0.42)	8.09	0.02	33,694	0.80	0.89	5.09	89
09/30/21	8.09	0.39	0.50	0.89	(0.40)	(0.40)	8.58	11.18	36,447	0.80	0.89	4.60	96
09/30/22	8.58	0.39	(1.62)	(1.23)	(0.37)	(0.37)	6.98	(14.70)	22,994	0.80	0.96	4.58	57
03/31/23(2)	6.98	0.21	0.37	0.58	(0.21)	(0.21)	7.35	8.42(3)	24,056	0.80(4)	1.00(4)	5.77(4)	41(3)
Institutional Class
09/30/18	$8.66	$0.44	$(0.30)	$0.14	$(0.45)	$(0.45)	$8.35	1.63%	$111,705	0.72%	0.76%	5.09%	59%
09/30/19	8.35	0.44	0.16	0.60	(0.44)	(0.44)	8.51	7.47	135,328	0.72	0.77	5.28	63
09/30/20	8.51	0.43	(0.42)	0.01	(0.43)	(0.43)	8.09	0.21	135,974	0.72	0.75	5.17	89
09/30/21	8.09	0.40	0.50	0.90	(0.41)	(0.41)	8.58	11.27	87,056	0.72	0.75	4.68	96
09/30/22	8.58	0.37	(1.59)	(1.22)	(0.38)	(0.38)	6.98	(14.63)	67,076	0.72	0.82	4.66	57
03/31/23(2)	6.98	0.22	0.37	0.59	(0.22)	(0.22)	7.35	8.46(3)	68,160	0.72(4)	0.84(4)	5.85(4)	41(3)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	Unaudited.
(3)	Not annualized.
(4)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Impact Bond Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/18	$10.13	$0.22	$(0.33)	$(0.11)	$(0.25)	$(0.25)	$9.77	(1.07)%	$5,697	0.85%	1.30%	2.25%	40%
09/30/19	9.77	0.23	0.69	0.92	(0.25)	(0.25)	10.44	9.59	10,083	0.85	1.19	2.28	22
09/30/20	10.44	0.19	0.37	0.56	(0.20)	(0.20)	10.80	5.46	16,509	0.85	1.03	1.83	21
09/30/21	10.80	0.15	(0.21)	(0.06)	(0.17)	(0.17)	10.57	(0.57)	17,997	0.84	0.93	1.43	24
09/30/22	10.57	0.18	(1.70)	(1.52)	(0.20)	(0.20)	8.85	(14.52)	11,777	0.76	0.93	1.79	19
03/31/23(2)	8.85	0.13	0.22	0.35	(0.14)	(0.14)	9.06	3.97(3)	11,597	0.76(4)	0.95(4)	2.70(4)	8(3)
Class C
09/30/18	$10.12	$0.16	$(0.35)	$(0.19)	$(0.18)	$(0.18)	$9.75	(1.94)%	$1,087	1.60%	2.78%	1.50%	40%
09/30/19	9.75	0.16	0.70	0.86	(0.18)	(0.18)	10.43	8.89	1,475	1.60	2.94	1.53	22
09/30/20	10.43	0.12	0.37	0.49	(0.13)	(0.13)	10.79	4.69	1,737	1.60	2.55	1.08	21
09/30/21	10.79	0.07	(0.21)	(0.14)	(0.09)	(0.09)	10.56	(1.32)	1,635	1.59	2.37	0.68	24
09/30/22	10.56	0.10	(1.69)	(1.59)	(0.13)	(0.13)	8.84	(15.18)	1,415	1.51	2.25	1.04	19
03/31/23(2)	8.84	0.08	0.24	0.32	(0.10)	(0.10)	9.06	3.66(3)	1,675	1.51(4)	2.20(4)	1.95(4)	8(3)
Class Y
09/30/18	$10.15	$0.24	$(0.33)	$(0.09)	$(0.28)	$(0.28)	$9.78	(0.92)%	$54,895	0.60%	0.67%	2.50%	40%
09/30/19	9.78	0.26	0.69	0.95	(0.28)	(0.28)	10.45	9.84	95,218	0.60	0.68	2.53	22
09/30/20	10.45	0.22	0.38	0.60	(0.23)	(0.23)	10.82	5.81	145,821	0.60	0.64	2.08	21
09/30/21	10.82	0.19	(0.22)	(0.03)	(0.20)	(0.20)	10.59	(0.32)	199,280	0.59	0.60	1.68	24
09/30/22	10.59	0.20	(1.70)	(1.50)	(0.23)	(0.23)	8.86	(14.37)	225,457	0.51	0.52	2.04	19
03/31/23(2)	8.86	0.13	0.24	0.37	(0.15)	(0.15)	9.08	4.21(3)	238,581	0.51(4)	0.51(4)	2.95(4)	8(3)
Institutional Class
09/30/18	$10.14	$0.26	$(0.33)	$(0.07)	$(0.29)	$(0.29)	$9.78	(0.72)%	$191,224	0.50%	0.60%	2.60%	40%
09/30/19	9.78	0.27	0.69	0.96	(0.29)	(0.29)	10.45	9.95	207,462	0.50	0.60	2.63	22
09/30/20	10.45	0.23	0.38	0.61	(0.24)	(0.24)	10.82	5.92	227,734	0.50	0.59	2.18	21
09/30/21	10.82	0.19	(0.21)	(0.02)	(0.21)	(0.21)	10.59	(0.22)	216,914	0.49	0.57	1.78	24
09/30/22	10.59	0.21	(1.70)	(1.49)	(0.24)	(0.24)	8.86	(14.29)	243,902	0.41	0.49	2.14	19
03/31/23(2)	8.86	0.13	0.24	0.37	(0.15)	(0.15)	9.08	4.26(3)	250,288	0.41(4)	0.47(4)	3.05(4)	8(3)
Class R6
09/30/22(5)	$10.51	$0.19	$(1.61)	$(1.42)	$(0.23)	$(0.23)	$8.86	(13.72)%(3)	$2	0.37%(4)	238.46%(4)	2.18%(4)	19%
03/31/23(2)	8.86	0.11	0.26	0.37	(0.15)	(0.15)	9.08	4.27(3)	20,026	0.37(4)	0.50(4)	3.09(4)	8(3)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	Unaudited.
(3)	Not annualized.
(4)	Annualized.
(5)	Represents the period from commencement of operations (November 22, 2021) through September 30, 2022.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone International ESG Equity Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/18	$9.40	$0.24	$0.35	$0.59	$(0.23)	$ (0.18)	$(0.41)	$9.58	6.41%	$11,984	1.20%	1.41%	2.16%	68%
09/30/19	9.58	0.15	(0.29)	(0.14)	(0.17)	(0.77)	(0.94)	8.50	(0.81)	10,333	1.20	1.52	1.71	123
09/30/20	8.50	0.03	0.62	0.65	(0.02)	(1.69)	(1.71)	7.44	7.93	11,719	1.17	1.81	0.68	80
09/30/21	7.44	0.12	1.57	1.69	(0.03)	—	(0.03)	9.10	22.73	10,218	1.17	1.64	1.06	52
09/30/22	9.10	0.15	(2.66)	(2.51)	(0.12)	(0.50)	(0.62)	5.97	(29.67)	6,595	1.17	1.59	1.94	32
03/31/23(2)	5.97	0.07	1.45	1.52	(0.16)	—	(0.16)	7.33	25.82(3)	7,832	1.17(4)	1.75(4)	1.66(4)	23(3)
Class C
09/30/18	$9.39	$0.14	$0.38	$0.52	$(0.16)	$ (0.18)	$(0.34)	$9.57	5.62%	$19,455	1.95%	2.07%	1.41%	68%
09/30/19	9.57	0.09	(0.30)	(0.21)	(0.11)	(0.77)	(0.88)	8.48	(1.61)	10,691	1.95	2.16	1.05	123
09/30/20	8.48	(0.03)	0.64	0.61	(—)(5)	(1.69)	(1.69)	7.40	7.35	4,066	1.95	2.56	(0.10)	80
09/30/21	7.40	—	1.61	1.61	—	—	—	9.01	21.76	2,727	1.95	2.56	0.28	52
09/30/22	9.01	0.08	(2.64)	(2.56)	—	(0.50)	(0.50)	5.95	(30.16)	1,086	1.95	2.72	1.16	32
03/31/23(2)	5.95	0.10	1.40	1.50	—	—	—	7.45	25.21(3)	975	1.95(4)	3.19(4)	0.88(4)	23(3)
Class Y
09/30/18	$9.38	$0.23	$0.37	$0.60	$(0.25)	$ (0.18)	$(0.43)	$9.55	6.59%	$56,185	0.95%	0.99%	2.41%	68%
09/30/19	9.55	0.18	(0.30)	(0.12)	(0.19)	(0.77)	(0.96)	8.47	(0.57)	16,554	0.95	1.09	2.17	123
09/30/20	8.47	0.07	0.61	0.68	(0.03)	(1.69)	(1.72)	7.43	8.32	11,550	0.90	1.49	0.95	80
09/30/21	7.43	0.10	1.61	1.71	(0.05)	—	(0.05)	9.09	23.07	20,434	0.90	1.34	1.33	52
09/30/22	9.09	0.18	(2.66)	(2.48)	(0.12)	(0.50)	(0.62)	5.99	(29.43)	14,560	0.90	1.30	2.21	32
03/31/23(2)	5.99	0.09	1.44	1.53	(0.18)	—	(0.18)	7.34	25.84(3)	14,720	0.90(4)	1.42(4)	1.93(4)	23(3)
Institutional Class
09/30/19(6)	$8.05(7)	$(0.01)	$0.45	$0.44	$(0.01)	$ —	$(0.01)	$8.48	5.46%(3)	$3	0.89%(4)	2,643.52%(4)	(0.97)%(4)	123%
09/30/20	8.48	0.07	0.60	0.67	(0.03)	(1.69)	(1.72)	7.43	8.30	3	0.89	314.41	0.96	80
09/30/21	7.43	0.12	1.60	1.72	(0.05)	—	(0.05)	9.10	23.21	4	0.89	255.65	1.34	52
09/30/22	9.10	0.22	(2.70)	(2.48)	(0.14)	(0.50)	(0.64)	5.98	(29.41)	5,913	0.89	1.18	2.22	32
03/31/23(2)	5.98	0.06	1.47	1.53	(0.18)	—	(0.18)	7.33	25.77(3)	11,552	0.89(4)	1.20(4)	1.94(4)	23(3)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	Unaudited.
(3)	Not annualized.
(4)	Annualized.
(5)	Less than $0.005 per share.
(6)	Represents the period from commencement of operations (August 23, 2019) through September 30, 2019.
(7)	Net asset value at the beginning of period is based on the net asset value of Class Y shares on August 23, 2019.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Mid Cap Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/18	$30.50	$0.01(4)	$4.79	$4.80	$—	$ (0.31)	$(0.31)	$34.99	15.83%	$36,824	1.24%	1.35%	0.04%	46%
09/30/19	34.99	0.05	5.00	5.05	(0.02)	(1.15)	(1.17)	38.87	15.34	61,772	1.23	1.36	0.19	25
09/30/20	38.87	0.03(4)	1.27	1.30	(0.24)	(0.89)	(1.13)	39.04	3.32	103,964	1.21	1.29	0.08	18
09/30/21	39.04	(0.07)(4)	8.33	8.26	(0.13)	(0.70)	(0.83)	46.47	21.34	137,477	1.22	1.23	(0.15)	21(5)
09/30/22	46.47	(0.05)(4)	(6.26)	(6.31)	(0.15)	(1.21)	(1.36)	38.80	(14.13)	109,653	1.23	1.23	(0.11)	15(5)
03/31/23(6)	38.80	0.01(4)	4.78	4.79	(0.12)	(0.44)	(0.56)	43.03	12.42(7)	120,503	1.22(8)	1.24(8)	0.04(8)	10(5)(7)
Class C
09/30/18	$29.02	$(0.22)(4)	$4.52	$4.30	$—	$ (0.31)	$(0.31)	$33.01	14.91%	$56,274	1.99%	2.08%	(0.71)%	46%
09/30/19	33.01	(0.17)	4.65	4.48	—	(1.15)	(1.15)	36.34	14.48	66,855	1.98	2.07	(0.56)	25
09/30/20	36.34	(0.23)(4)	1.16	0.93	—	(0.89)	(0.89)	36.38	2.54	78,959	1.96	2.00	(0.67)	18
09/30/21	36.38	(0.36)(4)	7.74	7.38	(0.06)	(0.70)	(0.76)	43.00	20.47	90,388	1.93	1.93	(0.86)	21(5)
09/30/22	43.00	(0.34)(4)	(5.74)	(6.08)	(0.07)	(1.21)	(1.28)	35.64	(14.71)	65,812	1.93	1.93	(0.81)	15(5)
03/31/23(6)	35.64	(0.13)(4)	4.39	4.26	(0.05)	(0.44)	(0.49)	39.41	12.02(7)	67,903	1.94(8)	1.94(8)	(0.68)(8)	10(5)(7)
Class Y
09/30/18	$30.77	$0.10(4)	$4.82	$4.92	$(0.05)	$ (0.31)	$(0.36)	$35.33	16.09%	$712,578	0.99%	1.05%	0.29%	46%
09/30/19	35.33	0.14	5.05	5.19	(0.04)	(1.15)	(1.19)	39.33	15.62	1,194,001	0.98	1.07	0.44	25
09/30/20	39.33	0.12(4)	1.28	1.40	(0.29)	(0.89)	(1.18)	39.55	3.57	2,443,232	0.96	1.00	0.33	18
09/30/21	39.55	0.05(4)	8.44	8.49	(0.16)	(0.70)	(0.86)	47.18	21.64	3,258,367	0.97(9)	0.93	0.10	21(5)
09/30/22	47.18	0.08(4)	(6.36)	(6.28)	(0.18)	(1.21)	(1.39)	39.51	(13.87)	2,789,008	0.94(9)	0.95	0.17	15(5)
03/31/23(6)	39.51	0.07(4)	4.87	4.94	(0.15)	(0.44)	(0.59)	43.86	12.58(7)	3,116,253	0.93(8)	0.93(8)	0.32(8)	10(5)(7)
Class Z
09/30/18	$30.32	$0.01(4)	$4.76	$4.77	$—	$ (0.31)	$(0.31)	$34.78	15.83%	$20,464	1.24%	1.40%	0.04%	46%
09/30/19	34.78	0.05	4.96	5.01	(0.02)	(1.15)	(1.17)	38.62	15.32	61,657	1.22	1.37	0.19	25
09/30/20	38.62	0.03(4)	1.25	1.28	(0.26)	(0.89)	(1.15)	38.75	3.30	77,184	1.21	1.30	0.08	18
09/30/21	38.75	(—)(4)	8.20	8.20	(0.13)	(0.70)	(0.83)	46.12	21.33	54,368	1.22	1.25	(0.15)	21(5)
09/30/22	46.12	(0.05)(4)	(6.21)	(6.26)	(0.14)	(1.21)	(1.35)	38.51	(14.12)	37,449	1.23	1.26	(0.11)	15(5)
03/31/23(6)	38.51	0.01(4)	4.75	4.76	(0.12)	(0.44)	(0.56)	42.71	12.43(7)	39,119	1.22(8)	1.26(8)	0.04(8)	10(5)(7)
Institutional Class
09/30/18	$30.81	$0.12(4)	$4.83	$4.95	$(0.07)	$ (0.31)	$(0.38)	$35.38	16.18%	$129,284	0.92%	0.97%	0.36%	46%
09/30/19	35.38	0.15	5.08	5.23	(0.05)	(1.15)	(1.20)	39.41	15.71	245,418	0.91	0.97	0.51	25
09/30/20	39.41	0.15(4)	1.29	1.44	(0.32)	(0.89)	(1.21)	39.64	3.64	1,142,677	0.89(9)	0.89	0.40	18
09/30/21	39.64	0.10(4)	8.46	8.56	(0.16)	(0.70)	(0.86)	47.34	21.80	676,846	0.85(9)	0.84	0.22	21(5)
09/30/22	47.34	0.11(4)	(6.39)	(6.28)	(0.19)	(1.21)	(1.40)	39.66	(13.82)	407,132	0.87	0.87	0.25	15(5)
03/31/23(6)	39.66	0.08(4)	4.89	4.97	(0.15)	(0.44)	(0.59)	44.04	12.62(7)	445,830	0.88(8)	0.88(8)	0.38(8)	10(5)(7)
Class R6
09/30/21(10)	$45.92	$0.07(4)	$1.36	$1.43	$—	$ —	$—	$47.35	3.11%(7)	$612,500	0.80%(8)	0.82%(8)	0.27%(8)	21%(5)
09/30/22	47.35	0.14(4)	(6.39)	(6.25)	(0.19)	(1.21)	(1.40)	39.70	(13.76)	598,238	0.81	0.82	0.31	15(5)
03/31/23(6)	39.70	0.10(4)	4.89	4.99	(0.16)	(0.44)	(0.60)	44.09	12.66(7)	655,106	0.80(8)	0.82(8)	0.46(8)	10(5)(7)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class A was 1.21%, 1.21% and 1.21%, for Class C was 1.93%, 1.91% and 1.92%, for Class Y was 0.92%, 0.92% and 0.96%, for Class Z was 1.21%, 1.21% and 1.21%, for Institutional Class was 0.87%, 0.85% and 0.84% and for Class R6 was 0.79%, 0.79%, and 0.79% for the six months ended March 31, 2023 and for the years ended September 30, 2022 and 2021.
(3)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A was 1.23%, 1.21% and 1.22%, for Class C was 1.93%, 1.91% and 1.92%, for Class Y was 0.92%, 0.93% and 0.92%, for Class Z was 1.25%, 1.24% and 1.24%, for Institutional Class was 0.87%, 0.85% and 0.83% and for Class R6 was 0.81%, 0.80%, and 0.81% for the six months ended March 31, 2023 and for the years ended September 30, 2022 and 2021.
(4)	The net investment income per share was based on average shares outstanding for the period.
(5)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(6)	Unaudited.
(7)	Not annualized.
(8)	Annualized.
(9)	Net expenses include amounts recouped by the Adviser.
(10)	Represents the period from commencement of operations (February 22, 2021) through September 30, 2021.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Mid Cap Value Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/18	$19.36	$0.07	$0.48	$0.55	$(0.06)	$ (1.14)	$(1.20)	$18.71	2.80%	$17,217	1.25%	1.48%	0.32%	31%
09/30/19	18.71	0.12	(0.06)	0.06	(0.10)	(0.76)	(0.86)	17.91	0.81	10,866	1.22	1.53	0.59	34
09/30/20	17.91	0.09	(1.20)	(1.11)	(0.09)	—	(0.09)	16.71	(6.20)	9,864	1.22	1.59	0.50	37
09/30/21	16.71	0.01(4)	6.93	6.94	(0.03)	—	(0.03)	23.62	41.59	13,605	1.23	1.55	0.06	33(5)
09/30/22	23.62	0.14(4)	(2.05)	(1.91)	(0.19)	(1.49)	(1.68)	20.03	(9.04)	12,950	1.22	1.44	0.59	27
03/31/23(6)	20.03	0.09(4)	1.61	1.70	(0.06)	(1.12)	(1.18)	20.55	8.44(7)	15,958	1.22(8)	1.39(8)	0.83(8)	13(5)(7)
Class C
09/30/18	$18.94	$(0.13)	$0.53	$0.40	$—	$ (1.14)	$(1.14)	$18.20	2.04%	$7,755	2.01%	2.31%	(0.43)%	31%
09/30/19	18.20	(0.12)	0.05	(0.07)	—	(0.76)	(0.76)	17.37	0.06	5,378	1.97	2.40	(0.17)	34
09/30/20	17.37	(0.24)	(0.96)	(1.20)	—	—	—	16.17	(6.91)	3,296	1.97	2.57	(0.25)	37
09/30/21	16.17	(0.15)(4)	6.71	6.56	—	—	—	22.73	40.57	4,167	1.98	2.36	(0.69)	33(5)
09/30/22	22.73	(0.03)(4)	(1.97)	(2.00)	—	(1.49)	(1.49)	19.24	(9.73)	4,013	1.97	2.26	(0.16)	27
03/31/23(6)	19.24	0.01(4)	1.55	1.56	(0.02)	(1.12)	(1.14)	19.66	8.06(7)	4,040	1.97(8)	2.27(8)	0.08(8)	13(5)(7)
Class Y
09/30/18	$19.45	$0.11	$0.48	$0.59	$(0.11)	$ (1.14)	$(1.25)	$18.79	3.00%	$337,247	1.00%	1.05%	0.57%	31%
09/30/19	18.79	0.14	(0.04)	0.10	(0.14)	(0.76)	(0.90)	17.99	1.08	286,407	0.97	1.19	0.84	34
09/30/20	17.99	0.12	(1.20)	(1.08)	(0.13)	—	(0.13)	16.78	(5.97)	299,596	0.97	1.22	0.75	37
09/30/21	16.78	0.07(4)	6.96	7.03	(0.06)	—	(0.06)	23.75	41.97	400,865	0.98	1.16	0.31	33(5)
09/30/22	23.75	0.20(4)	(2.06)	(1.86)	(0.25)	(1.49)	(1.74)	20.15	(8.81)	349,756	0.97	1.16	0.84	27
03/31/23(6)	20.15	0.12(4)	1.61	1.73	(0.07)	(1.12)	(1.19)	20.69	8.55(7)	395,750	0.97(8)	1.18(8)	1.08(8)	13(5)(7)
Institutional Class
09/30/18	$19.54	$0.12	$0.50	$0.62	$(0.13)	$ (1.14)	$(1.27)	$18.89	3.17%	$431,412	0.87%	0.99%	0.70%	31%
09/30/19	18.89	0.17	(0.04)	0.13	(0.17)	(0.76)	(0.93)	18.09	1.20	453,198	0.84	0.97	0.97	34
09/30/20	18.09	0.15	(1.22)	(1.07)	(0.15)	—	(0.15)	16.87	(5.86)	370,247	0.84	0.98	0.88	37
09/30/21	16.87	0.10(4)	7.00	7.10	(0.09)	—	(0.09)	23.88	42.16	456,557	0.85	0.97	0.44	33(5)
09/30/22	23.88	0.23(4)	(2.07)	(1.84)	(0.28)	(1.49)	(1.77)	20.27	(8.68)	395,187	0.84	0.95	0.97	27
03/31/23(6)	20.27	0.13(4)	1.63	1.76	(0.08)	(1.12)	(1.20)	20.83	8.64(7)	377,863	0.84(8)	0.96(8)	1.21(8)	13(5)(7)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class A was 1.22%, for Class C was 1.97%, for Class Y was 0.97% and for Institutional Class was 0.84% for the year ended September 30, 2021 .
(3)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A was 1.54%, for Class C was 2.35%, for Class Y was 1.15% and for Institutional Class was 0.96% for the year ended September 30, 2021.
(4)	The net investment income per share was based on average shares outstanding for the period.
(5)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(6)	Unaudited.
(7)	Not annualized.
(8)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Sands Capital Select Growth Fund
Period ended	Net asset value at beginning of period	Net investment loss	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/18	$16.58	$(0.21)	$4.72	$4.51	$ (3.36)	$(3.36)	$17.73	33.03%	$97,583	1.43%	1.43%	(1.28)%	21%(4)
09/30/19	17.73	(0.06)	(0.72)	(0.78)	(3.83)	(3.83)	13.12	(1.75)	89,299	1.44	1.44	(1.23)	25(4)
09/30/20	13.12	(0.11)(5)	6.58	6.47	(2.37)	(2.37)	17.22	58.43	163,697	1.25(6)	1.24	(0.85)	41(4)
09/30/21	17.22	(0.19)(5)	5.43	5.24	(1.85)	(1.85)	20.61	32.30	841,243	1.06(6)	1.06	(0.96)	35(4)(7)
09/30/22	20.61	(0.13)(5)	(10.02)	(10.15)	(2.16)	(2.16)	8.30	(54.73)	319,960	1.13	1.13	(0.98)	45(4)
03/31/23(8)	8.30	(0.04)(5)	1.65	1.61	—	—	9.91	19.40(9)	347,178	1.17(10)	1.23(10)	(0.84)(10)	11(4)(9)
Class C
09/30/18^	$19.48	$(0.30)	$5.39	$5.09	$ (4.22)	$(4.22)	$20.35	32.11%	$80,444	2.18%	2.19%	(2.03)%	21%(4)
09/30/19^	20.35	(0.64)	(0.43)	(1.07)	(4.81)	(4.81)	14.47	(2.44)	50,079	2.19	2.21	(1.98)	25(4)
09/30/20^	14.47	(0.23)(5)	7.03	6.80	(2.98)	(2.98)	18.29	57.27	36,065	2.01	2.04	(1.56)	41(4)
09/30/21^	18.29	(0.35)(5)	5.67	5.32	(2.32)	(2.32)	21.29	31.14	75,082	1.86	1.87	(1.75)	35(4)(7)
09/30/22^	21.29	(0.23)(5)	(10.05)	(10.28)	(2.71)	(2.71)	8.30	(55.02)	20,623	1.78	1.94	(1.63)	45(4)
03/31/23^(8)	8.30	(0.06)(5)	1.63	1.57	—	—	9.87	19.05(9)	20,386	1.78(10)	2.09(10)	(1.45)(10)	11(4)(9)
Class Y
09/30/18	$17.29	$(0.18)	$4.98	$4.80	$ (3.36)	$(3.36)	$18.73	33.36%	$1,556,324	1.18%(6)	1.17%	(1.03)%	21%(4)
09/30/19	18.73	(0.14)	(0.62)	(0.76)	(3.83)	(3.83)	14.14	(1.45)	1,089,979	1.19(6)	1.18	(0.98)	25(4)
09/30/20	14.14	(0.09)(5)	7.21	7.12	(2.37)	(2.37)	18.89	58.86	1,565,333	1.00(6)	0.99	(0.58)	41(4)
09/30/21	18.89	(0.16)(5)	5.98	5.82	(1.85)	(1.85)	22.86	32.53	1,784,643	0.85	0.85	(0.74)	35(4)(7)
09/30/22	22.86	(0.11)(5)	(11.24)	(11.35)	(2.16)	(2.16)	9.35	(54.59)	613,010	0.88	0.88	(0.72)	45(4)
03/31/23(8)	9.35	(0.03)(5)	1.85	1.82	—	—	11.17	19.47(9)	627,822	0.94(10)	0.96(10)	(0.61)(10)	11(4)(9)
Class Z
09/30/18	$16.58	$(0.20)	$4.73	$4.53	$ (3.36)	$(3.36)	$17.75	33.10%	$611,071	1.42%	1.47%	(1.27)%	21%(4)
09/30/19	17.75	(0.17)	(0.61)	(0.78)	(3.83)	(3.83)	13.14	(1.69)	458,996	1.43	1.49	(1.22)	25(4)
09/30/20	13.14	(0.11)(5)	6.59	6.48	(2.37)	(2.37)	17.25	58.42	491,741	1.24	1.31	(0.82)	41(4)
09/30/21	17.25	(0.20)(5)	5.43	5.23	(1.85)	(1.85)	20.63	32.17	570,206	1.16(6)	1.16	(1.05)	35(4)(7)
09/30/22	20.63	(0.14)(5)	(10.02)	(10.16)	(2.16)	(2.16)	8.31	(54.73)	203,620	1.18	1.19	(1.03)	45(4)
03/31/23(8)	8.31	(0.04)(5)	1.65	1.61	—	—	9.92	19.37(9)	209,694	1.18(10)	1.26(10)	(0.85)(10)	11(4)(9)
Institutional Class
09/30/20(11)	$19.81(12)	$(0.01)(5)	$(0.91)	$(0.92)	$ —	$—	$18.89	(4.64)%(9)	$2	0.81%(10)	1,344.66%(10)	(0.81)%(10)	41%(4)
09/30/21	18.89	(0.15)(5)	5.99	5.84	(1.85)	(1.85)	22.88	32.65	2,582,030	0.79(6)	0.79	(0.69)	35(4)(7)
09/30/22	22.88	(0.10)(5)	(11.26)	(11.36)	(2.16)	(2.16)	9.36	(54.58)	839,599	0.82	0.83	(0.67)	45(4)
03/31/23(8)	9.36	(0.02)(5)	1.86	1.84	—	—	11.20	19.66(9)	840,633	0.82(10)	0.91(10)	(0.49)(10)	11(4)(9)
Class R6
09/30/20(11)	$19.81(12)	$(0.01)(5)	$(0.91)	$(0.92)	$ —	$—	$18.89	(4.64)%(9)	$2	0.75%(10)	3.55%(10)	(0.73)%(10)	41%(4)
09/30/21	18.89	(0.14)(5)	5.98	5.84	(1.85)	(1.85)	22.88	32.65	498,994	0.74	0.75	(0.65)	35(4)(7)
09/30/22	22.88	(0.09)(5)	(11.26)	(11.35)	(2.16)	(2.16)	9.37	(54.58)	270,361	0.76	0.79	(0.61)	45(4)
03/31/23(8)	9.37	(0.02)(5)	1.85	1.83	—	—	11.20	19.66(9)	327,352	0.76(10)	0.86(10)	(0.43)(10)	11(4)(9)
^	Updated to reflect the effect of a 1 for 0.796098 reverse stock split for Class C shares on October 14, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class A was 1.13%, 1.09%, 1.04%, 1.22%, 1.40% and 1.42%, for Class C was 1.74%, 1.74%, 1.84%, 1.98%, 2.15% and 2.17%, for Class Y was 0.90%, 0.84%, 0.83%, 0.97%, 1.15% and 1.17% and for Class Z was 1.14%, 1.14%, 1.14%, 1.21%, 1.39% and 1.41% for the six months ended March 31,2023 and the years ended September 30, 2022, 2021, 2020, 2019 and 2018, respectively. The ratio of net expenses to average net assets excluding liquidity provider expenses for Institutional Class was 0.78%, 0.78%, 0.77% and 0.78% and for Class R6 was 0.72%, 0.72%, 0.72% and 0.72% for the six months ended March 31, 2023 and the years ended September 30, 2022, 2021 and 2020, respectively.
(3)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A was 1.19%, 1.09%, 1.04%, 1.21%, 1.40% and 1.42%, for Class C was 2.05%, 1.90%, 1.85%, 2.01%, 2.17% and 2.18%, for Class Y was 0.92%, 0.84%, 0.83%, 0.96%, 1.14% and 1.16% and for Class Z was 1.22%, 1.15%, 1.14%, 1.28%, 1.45% and 1.46% for the six months ended March 31,2023 and the years ended September 30, 2022, 2021, 2020, 2019 and 2018, respectively. The ratio of gross expenses to average net assets excluding liquidity provider expenses for Institutional Class was 0.87%, 0.79%, 0.77% and 1,344.63% and for Class R6 was 0.82%, 0.75%, 0.73% and 3.52% for the six months ended March 31,2023 and the years ended September 30, 2022, 2021 and 2020, respectively.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(5)	The net investment income per share was based on average shares outstanding for the period.
(6)	Net expenses include amounts recouped by the Adviser.
(7)	Portfolio turnover excludes the purchases and sales of securities by the Touchstone Sands Capital Institutional Growth Fund and the AIG Focused Growth Fund acquired on December 11, 2020 and July 16, 2021, respectively. If these transactions were included, portfolio turnover would have been higher.
(8)	Unaudited.
(9)	Not annualized.
(10)	Annualized.
(11)	Represents the period from commencement of operations (September 1, 2020) through September 30, 2020.
(12)	Net asset value at the beginning of period is based on the net asset value of Class Y shares on September 1, 2020.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Small Cap Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/18	$17.73	$0.32(4)(5)	$1.52	$1.84	$(0.34)	$ (2.99)	$(3.33)	$16.24	12.14%	$8,142	1.39%	1.65%	1.99%(5)	29%(6)
09/30/19	16.24	—(7)	(0.49)	(0.49)	—	(3.40)	(3.40)	12.35	0.22	3,750	1.39	2.01	0.02	17(6)
09/30/20	12.35	0.01(4)	(0.98)	(0.97)	—	(1.09)	(1.09)	10.29	(8.92)	4,313	1.27	2.09	0.08	22(6)
09/30/21	10.29	0.05(4)	3.91	3.96	—	(0.20)	(0.20)	14.05	38.68	5,266	1.27	1.78	0.39	33(6)
09/30/22	14.05	(0.01)(4)	(1.21)	(1.22)	(0.03)	(1.78)	(1.81)	11.02	(10.75)	4,022	1.25	1.77	(0.05)	18(6)
03/31/23(8)	11.02	—(4)(7)	1.96	1.96	(0.01)	(0.21)	(0.22)	12.76	17.91(9)	4,420	1.25(10)	1.79(10)	0.06(10)	5(6)(9)
Class C
09/30/18	$16.94	$0.19(4)(5)	$1.45	$1.64	$(0.19)	$ (2.99)	$(3.18)	$15.40	11.33%	$6,299	2.14%	2.40%	1.24%(5)	29%(6)
09/30/19	15.40	(0.10)	(0.49)	(0.59)	—	(3.40)	(3.40)	11.41	(0.58)	3,356	2.14	2.64	(0.73)	17(6)
09/30/20	11.41	(0.07)(4)	(0.87)	(0.94)	—	(1.09)	(1.09)	9.38	(9.43)	295	2.02	3.10	(0.68)	22(6)
09/30/21	9.38	(0.04)(4)	3.55	3.51	—	(0.20)	(0.20)	12.69	37.62	197	2.02	4.51	(0.36)	33(6)
09/30/22	12.69	(0.09)(4)	(1.07)	(1.16)	(0.01)	(1.78)	(1.79)	9.74	(11.45)	162	2.00	6.81	(0.80)	18(6)
03/31/23(8)	9.74	(0.04)(4)	1.73	1.69	—	(0.21)	(0.21)	11.22	17.47(9)	253	2.00(10)	6.86(10)	(0.69)(10)	5(6)(9)
Class Y
09/30/18	$17.94	$0.37(4)(5)	$1.53	$1.90	$(0.40)	$ (2.99)	$(3.39)	$16.45	12.44%	$51,218	1.14%	1.17%	2.24%(5)	29%(6)
09/30/19	16.45	0.04	(0.50)	(0.46)	—	(3.40)	(3.40)	12.59	0.44	34,709	1.14	1.31	0.27	17(6)
09/30/20	12.59	0.04(4)	(1.00)	(0.96)	(0.02)	(1.09)	(1.11)	10.52	(8.65)	35,573	1.02	1.32	0.33	22(6)
09/30/21	10.52	0.09(4)	3.98	4.07	(0.11)	(0.20)	(0.31)	14.28	39.02	49,842	1.02	1.25	0.64	33(6)
09/30/22	14.28	0.02(4)	(1.24)	(1.22)	(0.04)	(1.78)	(1.82)	11.24	(10.58)	53,485	1.00	1.23	0.20	18(6)
03/31/23(8)	11.24	0.02(4)	2.00	2.02	(0.02)	(0.21)	(0.23)	13.03	18.08(9)	75,291	1.00(10)	1.21(10)	0.31(10)	5(6)(9)
Institutional Class
09/30/18	$17.93	$0.38(4)(5)	$1.53	$1.91	$(0.45)	$ (2.99)	$(3.44)	$16.40	12.52%	$93,636	1.06%	1.10%	2.32%(5)	29%(6)
09/30/19	16.40	0.06	(0.51)	(0.45)	—	(3.40)	(3.40)	12.55	0.54	36,691	1.06	1.20	0.35	17(6)
09/30/20	12.55	0.04(4)	(0.97)	(0.93)	(0.04)	(1.09)	(1.13)	10.49	(8.57)	33,201	0.94	1.21	0.41	22(6)
09/30/21	10.49	0.10(4)	3.97	4.07	(0.13)	(0.20)	(0.33)	14.23	39.13	39,656	0.94	1.16	0.72	33(6)
09/30/22	14.23	0.04(4)	(1.25)	(1.21)	(0.04)	(1.78)	(1.82)	11.20	(10.52)	32,834	0.92	1.14	0.28	18(6)
03/31/23(8)	11.20	0.02(4)	2.00	2.02	(0.02)	(0.21)	(0.23)	12.99	18.17(9)	38,040	0.92(10)	1.13(10)	0.39(10)	5(6)(9)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class A was 1.24%, 1.24%, 1.24%, 1.24%, 1.34% and 1.38%, for Class C was 1.99%, 1.99%, 1.99%, 1.99%, 2.09% and 2.13%, for Class Y was 0.99%, 0.99%, 0.99%, 0.99%, 1.09% and 1.13% and for Institutional Class was 0.91%, 0.91%, 0.91%, 0.91%, 1.01% and 1.05% for the six months ended March 31, 2023 and for the years ended September 30, 2022, 2021, 2020, 2019 and 2018, respectively.
(3)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A was 1.78%, 1.76%, 1.75%, 2.06%, 1.96% and 1.64%, for Class C was 6.85%, 6.80%, 4.48%, 3.07%, 2.59% and 2.39%, for Class Y was 1.20%, 1.22%, 1.22%, 1.29%, 1.26% and 1.16% and for Institutional Class was 1.12%, 1.13%, 1.13%, 1.18%, 1.15% and 1.09% for the six months ended March 31, 2023 and for the years ended September 30, 2022, 2021, 2020, 2019 and 2018, respectively.
(4)	The net investment income per share was based on average shares outstanding for the period.
(5)	Includes impact of special dividend from Alexander & Baldwin Inc. in January, 2018 as part of the company's conversion to a real estate investment trust. This special dividend enhanced the net investment income per share and ratio of net investment income by $0.34 and 2.10%, respectively, for Class A, Class Y and Institutional Class and by $0.32 and 2.10%, respectively, for Class C.
(6)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(7)	Less than $0.005 per share.
(8)	Unaudited.
(9)	Not annualized.
(10)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Small Cap Value Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Return of capital	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/18	$26.06	$0.02	$1.83	$1.85	$—(5)	$ —	$—	$—(5)	$27.91	7.12%	$83,139	1.38%	1.75%	0.09%	49%(4)(6)
09/30/19	27.91	0.11	(2.29)	(2.18)	(0.03)	(1.70)	—	(1.73)	24.00	(7.37)	24,389	1.38	1.68	0.19	28
09/30/20	24.00	0.03(7)	(3.34)	(3.31)	(0.04)	—	(0.02)	(0.06)	20.63	(13.83)	16,552	1.38	1.58	0.12	41
09/30/21	20.63	(—)(7)	11.98	11.98	(0.08)	—	(0.04)	(0.12)	32.49	57.95	24,620	1.38	1.55	(0.02)	29
09/30/22	32.49	(0.01)(7)	(3.55)	(3.56)	(0.06)	—	(0.07)	(0.13)	28.80	(11.04)	21,034	1.38	1.57	(0.02)	35
03/31/23(8)	28.80	0.05(7)	2.90	2.95	(0.01)	—	—	(0.01)	31.74	10.23(9)	22,894	1.40(10)	1.50(10)	0.33(10)	18(4)(9)
Class C
09/30/18	$25.60	$(0.11)	$1.73	$1.62	$—	$ —	$—	$—	$27.22	6.29%	$1,433	2.13%	3.66%	(0.66)%	49%(4)(6)
09/30/19	27.22	(0.41)	(1.90)	(2.31)	—	(1.70)	—	(1.70)	23.21	(8.07)	788	2.13	3.57	(0.56)	28
09/30/20	23.21	(0.13)(7)	(3.22)	(3.35)	(0.02)	—	—(5)	(0.02)	19.84	(14.46)	453	2.13	4.50	(0.63)	41
09/30/21	19.84	(0.22)(7)	11.50	11.28	(0.04)	—	(0.02)	(0.06)	31.06	56.81	562	2.13	3.71	(0.77)	29
09/30/22	31.06	(0.24)(7)	(3.38)	(3.62)	(0.03)	—	(0.03)	(0.06)	27.38	(11.73)	272	2.13	4.21	(0.77)	35
03/31/23(8)	27.38	(0.06)(7)	2.75	2.69	—	—	—	—	30.07	9.83(9)	273	2.15(10)	5.10(10)	(0.42)(10)	18(4)(9)
Class Y
09/30/18	$26.14	$0.15	$1.78	$1.93	$(0.11)	$ —	$—	$(0.11)	$27.96	7.41%	$41,365	1.13%	1.71%	0.34%	49%(4)(6)
09/30/19	27.96	0.10	(2.23)	(2.13)	(0.08)	(1.70)	—	(1.78)	24.05	(7.16)	24,921	1.13	1.30	0.44	28
09/30/20	24.05	0.08(7)	(3.34)	(3.26)	(0.09)	—	(0.03)	(0.12)	20.67	(13.60)	28,435	1.13	1.31	0.37	41
09/30/21	20.67	0.07(7)	12.01	12.08	(0.09)	—	(0.05)	(0.14)	32.61	58.32	41,793	1.13	1.26	0.23	29
09/30/22	32.61	0.08(7)	(3.58)	(3.50)	(0.07)	—	(0.10)	(0.17)	28.94	(10.81)	34,156	1.13	1.27	0.23	35
03/31/23(8)	28.94	0.09(7)	2.92	3.01	(0.03)	—	—	(0.03)	31.92	10.39(9)	37,435	1.15(10)	1.23(10)	0.58(10)	18(4)(9)
Institutional Class
09/30/18	$26.14	$0.28	$1.69	$1.97	$(0.17)	$ —	$—	$(0.17)	$27.94	7.53%	$29,279	0.98%	1.27%	0.49%	49%(4)(6)
09/30/19	27.94	0.18	(2.27)	(2.09)	(0.11)	(1.70)	—	(1.81)	24.04	(6.98)	40,104	0.98	1.17	0.59	28
09/30/20	24.04	0.12(7)	(3.33)	(3.21)	(0.11)	—	(0.04)	(0.15)	20.68	(13.42)	7,825	0.98	1.19	0.52	41
09/30/21	20.68	0.11(7)	12.03	12.14	(0.10)	—	(0.05)	(0.15)	32.67	58.59	9,176	0.98	1.25	0.38	29
09/30/22	32.67	0.13(7)	(3.59)	(3.46)	(0.10)	—	(0.12)	(0.22)	28.99	(10.67)	7,389	0.98	1.26	0.38	35
03/31/23(8)	28.99	0.12(7)	2.91	3.03	(0.03)	—	—	(0.03)	31.99	10.47(9)	65,994	1.00(10)	1.14(10)	0.73(10)	18(4)(9)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class A was 1.38%, for Class C was 2.13%, for Class Y was 1.13% and for Institutional Class was 0.98% for the six months ended March 31, 2023.
(3)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A was 1.48%, for Class C was 5.08%, for Class Y was 1.21% and for Institutional Class was 1.12% for the six months ended March 31, 2023.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(5)	Less than $0.005 per share.
(6)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Small Cap Value Opportunities Fund acquired on September 21, 2018. If these transactions were included, portfolio turnover would have been higher.
(7)	The net investment income per share was based on average shares outstanding for the period.
(8)	Unaudited.
(9)	Not annualized.
(10)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Ultra Short Duration Fixed Income Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/18	$9.29	$0.16	$(0.01)	$0.15	$(0.19)	$(0.19)	$9.25	1.50%	$76,623	0.69%	0.81%	1.88%	143%(2)
09/30/19	9.25	0.23	0.04	0.27	(0.23)	(0.23)	9.29	2.95	71,684	0.69	0.80	2.43	91
09/30/20	9.29	0.18	(0.06)	0.12	(0.18)	(0.18)	9.23	1.32	124,233	0.69	0.80	1.84	72
09/30/21	9.23	0.04	0.02	0.06	(0.08)	(0.08)	9.21	0.67	144,172	0.69	0.74	0.40	113
09/30/22	9.21	0.08	(0.15)	(0.07)	(0.13)	(0.13)	9.01	(0.80)	125,115	0.69	0.74	0.81	52
03/31/23(3)	9.01	0.14	0.01	0.15	(0.16)	(0.16)	9.00	1.63(4)	76,522	0.69(5)	0.77(5)	3.15(5)	14(4)
Class C
09/30/18	$9.29	$0.13	$(0.03)	$0.10	$(0.14)	$(0.14)	$9.25	1.00%	$4,492	1.19%	1.67%	1.38%	143%(2)
09/30/19	9.25	0.18	0.04	0.22	(0.18)	(0.18)	9.29	2.45	4,225	1.19	1.71	1.93	91
09/30/20	9.29	0.12	(0.04)	0.08	(0.13)	(0.13)	9.24	0.93	5,276	1.19	1.60	1.33	72
09/30/21	9.24	(0.01)	0.02	0.01	(0.04)	(0.04)	9.21	0.07	4,249	1.19	1.47	(0.10)	113
09/30/22	9.21	0.03	(0.14)	(0.11)	(0.08)	(0.08)	9.02	(1.18)	5,013	1.19	1.48	0.31	52
03/31/23(3)	9.02	0.12	—(6)	0.12	(0.13)	(0.13)	9.01	1.37(4)	3,744	1.19(5)	1.50(5)	2.65(5)	14(4)
Class S
09/30/18(7)	$9.29	$0.13	$(0.02)	$0.11	$(0.15)	$(0.15)	$9.25	1.24%(4)	$141,918	0.94%(5)	0.99%(5)	1.63%(5)	143%(2)
09/30/19	9.25	0.21	0.03	0.24	(0.21)	(0.21)	9.28	2.59	135,565	0.94	0.99	2.18	91
09/30/20	9.28	0.12	(0.01)	0.11	(0.16)	(0.16)	9.23	1.18	61,464	0.94	0.99	1.58	72
09/30/21	9.23	0.01	0.03	0.04	(0.06)	(0.06)	9.21	0.42	52,456	0.94	0.99	0.15	113
09/30/22	9.21	0.05	(0.15)	(0.10)	(0.10)	(0.10)	9.01	(1.05)	42,709	0.94	0.99	0.56	52
03/31/23(3)	9.01	0.13	0.01	0.14	(0.14)	(0.14)	9.01	1.61(4)	38,064	0.94(5)	1.02(5)	2.90(5)	14(4)
Class Y
09/30/18	$9.29	$0.20	$(0.03)	$0.17	$(0.21)	$(0.21)	$9.25	1.75%	$262,571	0.44%	0.50%	2.13%	143%(2)
09/30/19	9.25	0.25	0.04	0.29	(0.25)	(0.25)	9.29	3.21	305,997	0.44	0.51	2.68	91
09/30/20	9.29	0.19	(0.05)	0.14	(0.20)	(0.20)	9.23	1.57	292,708	0.44	0.51	2.09	72
09/30/21	9.23	0.06	0.03	0.09	(0.11)	(0.11)	9.21	0.92	296,363	0.44	0.50	0.65	113
09/30/22	9.21	0.10	(0.15)	(0.05)	(0.15)	(0.15)	9.01	(0.55)	250,473	0.44	0.50	1.06	52
03/31/23(3)	9.01	0.15	0.02	0.17	(0.17)	(0.17)	9.01	1.87(4)	224,490	0.44(5)	0.51(5)	3.40(5)	14(4)
Class Z
09/30/18	$9.29	$0.18	$(0.03)	$0.15	$(0.19)	$(0.19)	$9.25	1.50%	$163,898	0.69%	0.78%	1.88%	143%(2)
09/30/19	9.25	0.23	0.04	0.27	(0.23)	(0.23)	9.29	2.95	128,199	0.69	0.77	2.43	91
09/30/20	9.29	0.17	(0.05)	0.12	(0.18)	(0.18)	9.23	1.32	86,018	0.69	0.79	1.83	72
09/30/21	9.23	0.03	0.03	0.06	(0.08)	(0.08)	9.21	0.68	75,058	0.69	0.78	0.40	113
09/30/22	9.21	0.10	(0.17)	(0.07)	(0.13)	(0.13)	9.01	(0.80)	50,209	0.69	0.79	0.81	52
03/31/23(3)	9.01	0.15	0.01	0.16	(0.16)	(0.16)	9.01	1.74(4)	44,656	0.69(5)	0.81(5)	3.15(5)	14(4)
Institutional Class
09/30/18	$9.29	$0.21	$(0.03)	$0.18	$(0.22)	$(0.22)	$9.25	1.80%	$275,561	0.39%	0.46%	2.18%	143%(2)
09/30/19	9.25	0.26	0.03	0.29	(0.26)	(0.26)	9.28	3.17	362,921	0.39	0.46	2.73	91
09/30/20	9.28	0.20	(0.05)	0.15	(0.21)	(0.21)	9.22	1.63	417,011	0.39	0.46	2.13	72
09/30/21	9.22	0.07	0.02	0.09	(0.11)	(0.11)	9.20	0.98	500,705	0.39	0.45	0.70	113
09/30/22	9.20	0.13	(0.18)	(0.05)	(0.15)	(0.15)	9.00	(0.50)	230,153	0.39	0.46	1.11	52
03/31/23(3)	9.00	0.16	0.01	0.17	(0.17)	(0.17)	9.00	1.89(4)	167,066	0.39(5)	0.47(5)	3.45(5)	14(4)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	Portfolio turnover excludes the purchases and sales of securities of the Sentinel Low Duration Bond Fund acquired on October 27, 2017. If these transactions were included, portfolio turnover would have been higher.
(3)	Unaudited.
(4)	Not annualized.
(5)	Annualized.
(6)	Less than $0.005 per share.
(7)	Represents the period from commencement of operations (October 27, 2017) through September 30, 2018.
See accompanying Notes to Financial Statements.

Notes to Financial Statements
March 31, 2023 (Unaudited)
1. Organization
The Touchstone Funds Group Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated October 25, 1993. The Trust consists of the following twelve funds (individually, a “Fund,” and collectively, the “Funds”):
Touchstone Active Bond Fund ("Active Bond Fund”)
Touchstone Ares Credit Opportunities Fund ("Ares Credit Opportunities Fund”)
Touchstone Dividend Equity Fund ("Dividend Equity Fund”)
Touchstone High Yield Fund ("High Yield Fund”)
Touchstone Impact Bond Fund ("Impact Bond Fund”)
Touchstone International ESG Equity Fund ("International ESG Equity Fund”)
Touchstone Mid Cap Fund ("Mid Cap Fund”)
Touchstone Mid Cap Value Fund ("Mid Cap Value Fund”)
Touchstone Sands Capital Select Growth Fund ("Sands Capital Select Growth Fund”)
Touchstone Small Cap Fund ("Small Cap Fund”)
Touchstone Small Cap Value Fund ("Small Cap Value Fund”)
Touchstone Ultra Short Duration Fixed Income Fund ("Ultra Short Duration Fixed Income Fund”)
Each Fund is diversified, with the exception of the Ares Credit Opportunities Fund and the Sands Capital Select Growth Fund which are non-diversified.
The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The table below indicates the classes of shares that each Fund is registered to offer:
	Class A	Class C	Class S	Class Y	Class Z	Institutional Class	Class R6
Active Bond Fund	X	X		X		X
Ares Credit Opportunities Fund	X	X		X		X
Dividend Equity Fund	X	X		X		X	X
High Yield Fund	X	X		X		X
Impact Bond Fund	X	X		X		X	X
International ESG Equity Fund	X	X		X		X
Mid Cap Fund	X	X		X	X	X	X
Mid Cap Value Fund	X	X		X		X
Sands Capital Select Growth Fund	X	X		X	X	X	X
Small Cap Fund	X	X		X		X
Small Cap Value Fund	X	X		X		X
Ultra Short Duration Fixed Income Fund	X	X	X	X	X	X
The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the classes of shares currently being offered.
2. Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Notes to Financial Statements (Unaudited) (Continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of March 31, 2023, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, credit quality and/or sector allocation. The Ares Credit Opportunities Fund held a Level 3 categorized security during the six months ended March 31, 2023.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the Funds' valuation policies and procedures established by Touchstone Advisors, Inc. (the “Adviser”) and adopted by the Funds' Board of Trustees (the “Board”), and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and are categorized in Level 2.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by the Adviser and adopted by the Funds' Board and are generally categorized in Level 3.
Bank Loans – The Active Bond Fund, Ares Credit Opportunities Fund and Ultra Short Duration Fixed Income Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan

Notes to Financial Statements (Unaudited) (Continued)
Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London Interbank Offered Rate (“LIBOR”).
The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statements of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statements of Assets and Liabilities represents fair value of the unfunded portion of the Fund’s bank loans.
As of March 31, 2023, the Ares Credit Opportunities Fund had an unfunded loan commitment of $601,289 for Avaya Inc., DIP Term Loan.
Collateralized Loan Obligations — The Active Bond Fund, Ares Credit Opportunities Fund and Ultra Short Duration Fixed Income Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive higher ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.
Securities sold short — The Funds may engage in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. As of March 31, 2023, the Ares Credit Opportunities Fund had securities sold short as shown on the Portfolio of Investments.
Options — The Funds may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Funds intend to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Funds’ option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase

Notes to Financial Statements (Unaudited) (Continued)
or proceeds from the sale in determining whether the Funds have realized a gain or loss on investment transactions. The Funds, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchaser of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. The maximum risk of loss associated with writing put options is the notional amount as presented in the Portfolio of Investments. In certain circumstances, the maximum risk of loss amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. The maximum risk of loss associated with writing call options is potentially unlimited. As of March 31, 2023, the Ares Credit Opportunities Fund had purchased options and written options as shown in the Portfolio of Investments.
Warrants — The Funds may invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the holder the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or "exercise") price, and the date the warrant expires. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Funds have no obligation to exercise the warrant and buy the stock.
Futures Contracts — The Active Bond Fund and Ares Credit Opportunities Fund may buy and sell futures contracts and related options to manage their exposure to changing interest rates and securities prices. Some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund's return. When a Fund purchases or sells a futures contract, or sells an option thereon, a Fund must deposit initial margin and, in some instances, daily variation margin, to meet its obligations under a contract with a futures commission merchant.
When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
As of March 31, 2023, the Active Bond Fund held futures contracts as shown on the Portfolio of Investments and the Ares Credit Opportunities Fund did not hold any futures contracts.
Swap Contracts — The Active Bond Fund and Ares Credit Opportunities Fund may enter into swap transactions to help enhance the value of its portfolio or manage its exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.
Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.
Generally, bilateral swap agreements and OTC swaps have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.
Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses serving as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Wall Street Reform and

Notes to Financial Statements (Unaudited) (Continued)
Consumer Protection Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.
Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements in the Statements of Assets and Liabilities. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency or clearing member, are posted at a clearing broker in accordance with CFTC or the applicable regulator's regulations. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded in the Statements of Assets and Liabilities as receivable or payable for variation margin on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.
A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund will only enter into a swap agreement subject to the regulatory limitations set forth in Rule 18f-4 under the 1940 Act (the "Derivatives Rule").
As of March 31, 2023, the Active Bond Fund and Ares Credit Opportunities Fund held swap agreements as shown on the Portfolio of Investments.
Effective August 19, 2022 (the “Compliance Date”), the Derivatives Rule replaced the asset segregation regime of Investment Company Act Release No. 10666 (“Release 10666”) with a new framework for the use of derivatives by registered funds. As of the Compliance Date, the SEC rescinded Release 10666 and withdrew no-action letters and similar guidance addressing a fund's use of derivatives and began requiring funds to satisfy the requirements of the Derivatives Rule. As a result, the Funds no longer engage in “segregation” or “coverage” techniques with respect to derivatives transactions and instead comply with the applicable requirements of the Derivatives Rule. Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker.
Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:
(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and
(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.
Forward foreign currency contracts — The Active Bond Fund and the Ares Credit Opportunities Fund may enter into forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing a Fund’s total return, and the potential for losses in excess of a Fund’s initial investment.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.
During the six months ended March 31, 2023, the Ares Credit Opportunities Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and/or adjust exposure to foreign currencies.
Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT

Notes to Financial Statements (Unaudited) (Continued)
investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.
Master Limited Partnership — The Funds may invest in Master Limited Partnership (“MLP”) common units that represent limited partnership interests in the MLP. Common units are generally listed and traded on U.S. securities exchanges or OTC with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. Distributions received from MLPs generally are comprised of income and return of capital. Investment income and return of capital are recorded based on estimates made at the time distributions are received. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to the remaining assets of the MLP.
Pay-In-Kind (“PIK”) Bonds — PIK bonds are securities that, at the issuer’s option, pay interest in either cash or additional securities for a specified period. PIK bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIK bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.
Derivative instruments and hedging activities — The Active Bond Fund and the Ares Credit Opportunities Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.
When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and variation margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA  Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
As of March 31, 2023, the Funds' assets and liabilities that were subject to a MNA on a gross basis were as follows:
	Assets	Liabilities
Ares Credit Opportunities Fund
Forwards - Foreign Currency Contracts	$—	$127,530
Total	$—	$127,530

Notes to Financial Statements (Unaudited) (Continued)
The following table presents the Ares Credit Opportunities Fund's assets and liabilities net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of March 31, 2023:
Counterparty	Derivative Type	Gross Amount of Recognized Liabilities	Gross Amount Available for Offset in Statement of Assets and Liabilities	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(A)
Wells Fargo	Forward-Foreign Currency Contracts	$127,530	$—	$—	$—	$127,530
(A)	Net amount represents the net amount payable to the counterparty in the event of default.
The following table sets forth the fair value of the Funds’ derivative financial instruments by primary risk exposure as of March 31, 2023:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Asset Derivatives	Liability Derivatives
Active Bond Fund	Swap Agreements - Credit Contracts*	$101,425	$—
	Futures Contracts - Interest Rate Contracts**	—	89,904
Ares Credit Opportunities Fund	Purchased Options - Equity Contracts***	6,800	—
	Written Options - Equity Contracts****	—	2,400
	Forwards - Foreign Currency Contracts*****	—	127,530
	Swap Agreements - Credit Contracts*	30,083	—
*	Statements of Assets and Liabilities Location: Payable for variation margin on swap agreements. Variation margin reported in the Portfolio of Investments and other tables in the Notes to the Financial Statements is the cumulative unrealized appreciation (depreciation).
**	Statements of Assets and Liabilities Location: Payable for variation margin on futures contracts. Only current day’s variation margin is reported within the payable/receivable on the Statement of Assets and Liabilities. Includes cumulative appreciation/(depreciation) on futures contracts as reported on the Portfolio of Investments and within the components of net assets section of the Statement of Assets and Liabilities.
***	Statements of Assets and Liabilities Location: Investments, at market value.
****	Statements of Assets and Liabilities Location: Written options, at market value.
*****	Statements of Assets and Liabilities Location: Unrealized appreciation (depreciation) on forward foreign currency contracts.
The following table sets forth the effect of the Funds' derivative financial instruments by primary risk exposure on the Statements of Operations for the six months ended March 31, 2023:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gains (Losses) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Active Bond Fund	Futures - Interest Rate Contracts*	$366,563	$(98,948)
	Swap Agreements - Credit Contracts**	(86,053)	101,425
Ares Credit Opportunities Fund	Purchased Options - Equity Contracts***	(46,213)	—
	Written Options - Equity Contracts****	(5,206)	7,000
	Forwards - Foreign Currency Exchange Contracts*****	(437,860)	5,937
	Swap Agreements - Credit Contracts**	100,991	(10,694)
*	Statements of Operations Location: Net realized gains on futures contracts and net change in unrealized appreciation (depreciation) on futures contracts, respectively.
**	Statements of Operations Location: Net realized gains (losses) on swap agreements and net change in unrealized appreciation (depreciation) on swap agreements, respectively.
***	Statements of Operations Location: Net realized gains (losses) on investments and net change in unrealized appreciation (depreciation) on investments, respectively.
****	Statements of Operations Location: Net realized losses on written options and net change in unrealized appreciation (depreciation) on written options, respectively.
*****	Statements of Operations Location: Net realized losses on forward foreign currency contracts and net change in unrealized appreciation (depreciation) on forward foreign currency contracts, respectively.

Notes to Financial Statements (Unaudited) (Continued)
For the six months ended March 31, 2023, the average quarterly balances of outstanding derivative financial instruments for the Active Bond Fund and Ares Credit Opportunities Fund were as follows:
	Active Bond Fund	Ares Credit Opportunities Fund
Equity Contracts:
Purchased Options - Cost	$—	$6,600
Written Options - Premiums received	—	3,133
Credit Contracts:
Credit Default Swaps (buy protection) - Notional value	3,405,000	901,871
Credit Default Swaps (sell protection) - Notional value	—	416,667
Forward currency exchange contracts:
U.S. dollar amount received	—	6,132,899
Interest Rate Contracts:
Futures Contracts (long) - Notional Value	28,347,281	—
Futures Contracts (short) - Notional Value	5,380,290	—
Portfolio securities loaned — The Funds may lend their portfolio securities, with the exception of the Ultra Short Duration Fixed Income Fund. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds' custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.
As of March 31, 2023, the following Funds loaned securities and received collateral as follows:
Fund	Security Type	Market Value of Securities Loaned*	Market Value of Collateral Received**	Net Amount***
Active Bond Fund	Corporate Bonds	$686,956	$705,219	$18,263
Ares Credit Opportunities Fund	Common Stocks	652,860	636,740	(16,120)
	Corporate Bonds	3,230,225	3,258,445	28,220
Total Ares Credit Opportunities Fund		3,883,085	3,895,185	12,100
High Yield Fund	Corporate Bonds	1,973,945	2,043,580	69,635
International ESG Equity Fund	Common Stocks	1,666,705	1,912,935	246,230
*	The remaining contractual maturity is overnight for all securities.
**	Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.
***	Net amount represents the net amount payable due to (received from) the borrower in the event of default.
All cash collateral is received, held, and administered by the Funds' custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.
Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.
Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.
When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. When-issued or delayed delivery transactions physically settling within 35-days are deemed not to involve a senior security. When-

Notes to Financial Statements (Unaudited) (Continued)
issued or delayed delivery transactions that do not physically settle within 35-days are required to be treated as derivatives transactions in compliance with the Derivatives Rule.
Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.
The maximum offering price per share of Class A shares of the equity funds (all of the Funds except the Active Bond Fund, Ares Credit Opportunities Fund, High Yield Fund, Impact Bond Fund and Ultra Short Duration Fixed Income Fund) is equal to the NAV per share plus a sales load equal to 5.26% of the NAV (or 5.00% of the offering price). The maximum offering price per share of Class A shares of the Active Bond Fund, Ares Credit Opportunities Fund, High Yield Fund and Impact Bond Fund is equal to the NAV per share plus a sales load equal to 3.36% of the NAV (or 3.25% of the offering price). The maximum offering price per share of Class A shares of the Ultra Short Duration Fixed Income Fund is equal to the NAV per share plus sales load equal to 2.04% of the NAV (or 2.00% of the offering price). There is no sales load on equity or fixed income fund purchases when aggregate purchases in all Touchstone funds equal at least $1 million or $500,000, respectively. The maximum offering price per share of Classes C, S, Y, Z, Institutional Class and R6 shares of the Funds is equal to the NAV per share.
The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load purchase due to the aggregate purchase amount in all Touchstone Funds equaling at least $1 million for equity funds or $500,000 for fixed income funds where a Finder’s Fee was paid may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% or 0.50%, for equity or fixed income funds, respectively, if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00% if redeemed within a one-year period from the date of purchase. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed.
Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security or to the appropriate call date, as applicable, with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.
Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The International ESG Equity Fund, Mid Cap Fund, Sands Capital Select Growth Fund, and Small Cap Fund distribute their income, if any, annually, as a dividend to shareholders. The Dividend Equity Fund, Mid Cap Value Fund, and Small Cap Value Fund declare and distribute their income, if any, quarterly, as a dividend to shareholders. The Active Bond Fund, Ares Credit Opportunities Fund, High Yield Fund and Impact Bond Fund declare and distribute their income, if any, monthly, as a dividend to shareholders. The Ultra Short Duration Fixed Income Fund declares its income, if any, daily, and distributes such income monthly, as a dividend to shareholders.Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds' net investment income from investments in underlying funds is affected by the timing of dividend declarations by the underlying funds.
Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone ETF Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.
Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.
Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (Unaudited) (Continued)
LIBOR Transition — Many debt securities, derivatives and other financial instruments in which the Funds may invest, as well as any borrowings made by the Funds from banks or from other lenders, utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark index for interest rate calculations. LIBOR is a measure of the average interest rate at which major global banks can borrow from one another. Plans are underway to phase out the use of LIBOR by June 30, 2023. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR maturities, including some U.S. LIBOR maturities, on December 31, 2021, and is expected to cease publishing the remaining and most liquid U.S. LIBOR maturities on June 30, 2023. It is expected that market participants will adopt alternative rates such as Secured Overnight Financing Rate (“SOFR”) or otherwise amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. Uncertainty and risk remain regarding the willingness and ability of issuers and lenders to include alternative rates and revised provisions in new and existing contracts or instruments. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner. As such, the potential effect of a transition away from LIBOR on the Funds’ investments cannot yet be determined.
3. Investment Transactions
Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended March 31, 2023:
	Active Bond Fund	Ares Credit Opportunities Fund	Dividend Equity Fund*	High Yield Fund	Impact Bond Fund
Purchases of investment securities	$28,691,892	$70,127,540	$177,650,999	$37,557,385	$34,768,896
Proceeds from sales and maturities	$46,010,017	$67,054,549	$437,837,139	$45,713,851	$12,745,646
	International ESG Equity Fund	Mid Cap Fund*	Mid Cap Value Fund*	Sands Capital Select Growth Fund*	Small Cap Fund*
Purchases of investment securities	$7,008,958	$418,544,987	$104,903,422	$236,573,529	$16,027,062
Proceeds from sales and maturities	$10,742,802	$463,481,602	$139,222,674	$320,558,864	$4,660,070
	Small Cap Value Fund*	Ultra Short Duration Fixed Income Fund
Purchases of investment securities	$82,646,725	$79,490,264
Proceeds from sales and maturities	$20,022,730	$190,545,821
*	The Dividend Equity Fund, Mid Cap Fund, Mid Cap Value Fund, Sands Capital Select Growth Fund, Small Cap Fund and Small Cap Value Fund had redemptions-in-kinds out of the Fund of $47,216,480, $112,056,978, $2,573,758, $264,549,632, $1,972,377 and $3,739,901, respectively, which are excluded from the proceeds from sales and maturities.
For the six months ended March 31, 2023, purchases and proceeds from sales and maturities in U.S. Government Securities were $170,934,352 and $181,684,604, respectively, for the Active Bond Fund, $4,039,227 and $0, respectively, for the High Yield Fund, $34,803,042, and $26,550,980, respectively, for the Impact Bond Fund and $0 and $15,741,193, respectively, for the Ultra Short Duration Fixed Income Fund. There were no purchases or proceeds from sales and maturities of U.S. Government Securities by the remaining Funds for the six months ended March 31, 2023.
4. Transactions with Affiliates and Other Related Parties
Certain officers of the Trust are also officers of the Adviser, Touchstone Securities, Inc. (the “Underwriter”), or The Bank of New York Mellon (“BNY Mellon”), the Sub-Administrator to the Funds. Such officers receive no compensation from the Trust. The Adviser and the Underwriter are each wholly-owned subsidiaries of Western & Southern Financial Group, Inc. ("Western & Southern").

Notes to Financial Statements (Unaudited) (Continued)
On behalf of the Funds, the Adviser pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Adviser is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $155,688 for the Funds’ Board for the six months ended March 31, 2023.
MANAGEMENT & EXPENSE LIMITATION AGREEMENTS
The Adviser provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.
Active Bond Fund	0.38% on the first $200 million 0.30% on such assets over $200 million
Ares Credit Opportunities Fund	0.60%
Dividend Equity Fund	0.55% on the first $1 billion 0.50% on such assets over $1 billion
High Yield Fund	0.60% on the first $50 million 0.50% on the next $250 million 0.45% on such assets over $300 million
Impact Bond Fund	0.30% on the first $200 million 0.225% on such assets over $200 million
International ESG Equity Fund	0.65% on the first $1 billion 0.60% on such assets over $1 billion
Mid Cap Fund	0.80% on the first $1 billion 0.70% on the next $500 million 0.60% on such assets over $1.5 billion
Mid Cap Value Fund	0.75%
Sands Capital Select Growth Fund	0.70% on the first $1 billion 0.65% on the next $500 million 0.60% on the next $500 million 0.55% on such assets over $2 billion
Small Cap Fund	0.85% on the first $250 million 0.80% on the next $250 million 0.70% on such assets over $500 million
Small Cap Value Fund	0.85%
Ultra Short Duration Fixed Income Fund	0.25%
The Adviser has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Adviser”):
Ares Capital Management II LLC	The London Company
Ares Credit Opportunities Fund	Mid Cap Fund
EARNEST Partners LLC	Small Cap Fund
Impact Bond Fund	Rockefeller & Co. LLC
Fort Washington Investment Advisors, Inc.*	International ESG Equity Fund
Active Bond Fund	Sands Capital Management, LLC
Dividend Equity Fund	Sands Capital Select Growth Fund
High Yield Fund
Ultra Short Duration Fixed Income Fund
Leeward Investments, LLC
Mid Cap Value Fund
Small Cap Value Fund
*Affiliate of the Advisor and wholly-owned subsidiary of Western & Southern.
The Adviser pays sub-advisory fees to each Sub-Adviser from its advisory fee.
The Adviser entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with

Notes to Financial Statements (Unaudited) (Continued)
the Funds’ liquidity providers; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Adviser has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:
	Class A	Class C	Class S	Class Y	Class Z	Institutional Class	Class R6	Termination Date
Active Bond Fund	0.83%	1.56%	—	0.58%	—	0.50%	—	January 29, 2024
Ares Credit Opportunities Fund	1.03%	1.43%	—	0.83%	—	0.73%	—	January 29, 2024
Dividend Equity Fund	0.99%	1.69%	—	0.77%	—	0.67%	0.65%	January 29, 2024
High Yield Fund	1.05%	1.80%	—	0.80%	—	0.72%	—	January 29, 2024
Impact Bond Fund	0.76%	1.51%	—	0.51%	—	0.41%	0.37%	January 29, 2024
International ESG Equity Fund	1.17%	1.95%	—	0.90%	—	0.89%	—	January 29, 2024
Mid Cap Fund	1.21%	1.96%	—	0.96%	1.21%	0.89%	0.79%	January 29, 2024
Mid Cap Value Fund	1.22%	1.97%	—	0.97%	—	0.84%	—	January 29, 2024
Sands Capital Select Growth Fund	1.13%	1.74%	—	0.90%	1.14%	0.78%	0.72%	January 29, 2024
Small Cap Fund	1.24%	1.99%	—	0.99%	—	0.91%	—	January 29, 2024
Small Cap Value Fund	1.38%	2.13%	—	1.13%	—	0.98%	—	January 29, 2024
Ultra Short Duration Fixed Income Fund	0.69%	1.19%	0.94%	0.44%	0.69%	0.39%	—	January 29, 2024
The Expense Limitation Agreement can be terminated by a vote of the Funds’ Board if it deems the termination to be beneficial to the Funds’ shareholders.
During the six months ended March 31, 2023, the Adviser or its affiliates waived or reimbursed investment advisory fees, administration fees or other operating expenses, including distribution fees of the Funds, as follows:
Fund	Investment Advisory Fees Waived	Administration Fees Waived	Other Operating Expenses Reimbursed/ Waived	Total
Active Bond Fund	$—	$29,466	$150,842	$180,308
Ares Credit Opportunities Fund	—	1,269	232,546	233,815
Dividend Equity Fund	—	199	419,652	419,851
High Yield Fund	—	36,468	49,965	86,433
Impact Bond Fund	—	15,080	88,637	103,717
International ESG Equity Fund	—	14,981	62,999	77,980
Mid Cap Fund	—	46,295	27,716	74,011
Mid Cap Value Fund	—	128,089	515,444	643,533
Sands Capital Select Growth Fund	—	231,503	536,815	768,318
Small Cap Fund	—	49,641	72,706	122,347
Small Cap Value Fund	—	23,471	46,536	70,007
Ultra Short Duration Fixed Income Fund	—	38,099	240,079	278,178
Under the terms of the Expense Limitation Agreement, the Adviser is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Funds. A Fund will make repayments to the Adviser only if such repayment does not cause the Fund's operating expenses (after the repayment is taken into account) to exceed the Fund's expense limit in place when such amounts were waived or reimbursed by the Adviser and the Fund's current expense limitation.
As of March 31, 2023, the Adviser may seek recoupment of previously waived fees and reimbursed expenses as follows:
Fund	Expires on or before September 30, 2023	Expires on or before September 30, 2024	Expires on or before September 30, 2025	Expires on or before September 30, 2026	Total
Active Bond Fund	$69,570	$91,314	$129,291	$78,978	$369,153
Ares Credit Opportunities Fund	103,937	179,639	220,343	89,987	593,906
Dividend Equity Fund	—	2,947	15,147	8,270	26,364
High Yield Fund	38,763	72,946	124,409	67,359	303,477
Impact Bond Fund	125,619	185,879	199,976	87,709	599,183
International ESG Equity Fund	63,892	110,488	107,560	63,094	345,034
Mid Cap Fund	51,828	7,225	77,736	64,706	201,495
Mid Cap Value Fund	636,620	1,228,808	1,249,338	624,541	3,739,307

Notes to Financial Statements (Unaudited) (Continued)
Fund	Expires on or before September 30, 2023	Expires on or before September 30, 2024	Expires on or before September 30, 2025	Expires on or before September 30, 2026	Total
Sands Capital Select Growth Fund	$113,695	$17,026	$415,611	$639,554	$1,185,886
Small Cap Fund	106,223	217,704	223,917	115,930	663,774
Small Cap Value Fund	64,121	78,571	88,081	56,627	287,400
Ultra Short Duration Fixed Income Fund	299,855	480,103	473,831	208,782	1,462,571
The Adviser did not recoup any amounts it previously waived or reimbursed during the six months ended March 31, 2023.
ADMINISTRATION AGREEMENT
The Adviser entered into an Administration Agreement with the Trust, whereby the Adviser is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission ("SEC") and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.
For its services, the Adviser’s annual administrative fee is:
0.145% on the first $20 billion of the aggregate average daily net assets;
0.11% on the next $10 billion of aggregate average daily net assets;
0.09% on the next $10 billion of aggregate average daily net assets; and
0.07% on the aggregate average daily net assets over $40 billion.
The fee is computed and allocated among the Touchstone Fund Complex on the basis of relative daily net assets.
The Adviser has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Adviser, not the Trust.
TRANSFER AGENT AGREEMENT
Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon Investment Servicing (U.S.) Inc. ("Transfer Agent"), the Transfer Agent to the Funds maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, the Transfer Agent receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by the Transfer Agent, including, but not limited to, postage and supplies.
The Funds may reimburse the Adviser for fees paid to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees, which are included in Transfer Agent fees in the Statements of Operations, may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.
PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS
The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, the Funds pay an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund offering Class C shares (except the Ultra Short Duration Fixed Income Fund) pays an annual fee not to exceed 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee). The Ultra Short Duration Fixed Income Fund has limited the amount of the 12b-1 fees for Class C shares to 0.75% of average daily net assets. Under the Class S plan, the Ultra Short Duration Fixed Income Fund pays an annual shareholder servicing fee not to exceed 0.50% of average daily net assets that are attributable to Class S shares (of which up to 0.25% is a distribution fee and up to 0.25% is a shareholder servicing fee). Under the Class Z plan, each Fund offering Class Z shares pays an annual shareholder servicing fee not to exceed 0.25% of average daily net assets that are attributable to Class Z shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

Notes to Financial Statements (Unaudited) (Continued)
UNDERWRITING AGREEMENT
The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the  Trust and the Underwriter, the Underwriter earned underwriting and broker commissions on the sale of Class A shares of the Funds. W&S Brokerage Services, Inc., an affiliate of the Underwriter and the Adviser, also earned broker commissions on the sale of Class A shares of the Funds. Listed below are the total underwriting and broker commissions earned by the Underwriter and its affiliate during the six months ended March 31, 2023:
Fund	Amount
Active Bond Fund	$ 2,752
Ares Credit Opportunities Fund	1,692
Dividend Equity Fund	11,940
High Yield Fund	616
Impact Bond Fund	175
International ESG Equity Fund	111
Mid Cap Fund	7,866
Mid Cap Value Fund	1,401
Sands Capital Select Growth Fund	6,945
Small Cap Fund	553
Small Cap Value Fund	80
Ultra Short Duration Fixed Income Fund	1,844
In addition, the Underwriter collected CDSC on the redemption of Class A and Class C shares of the Funds listed below during the six months ended March 31, 2023:
Fund	Class A	Class C
Active Bond Fund	$ 120	$ 136
Ares Credit Opportunities Fund	—	393
Dividend Equity Fund	32	990
Mid Cap Fund	7	26
Mid Cap Value Fund	—	3
Sands Capital Select Growth Fund	—	108
Ultra Short Duration Fixed Income Fund	—	356
INTERFUND TRANSACTIONS
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. During the six months ended March 31, 2023, the Ares Credit Opportunities Fund had no transactions under Rule 17a-7.
5. Liquidity
ReFlow Fund LLC — The Funds may participate in the ReFlow Fund LLC liquidity program (“ReFlow”), which is designed to provide an alternative liquidity source for funds experiencing redemptions. In order to pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a Fund. ReFlow then generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.
During the six months ended March 31, 2023, the following Funds utilized ReFlow. The shares ReFlow subscribed to and redemptions-in-kind were as follows:
Fund	Shares ReFlow Subscribed to	Redemptions-in-kind
Dividend Equity Fund	3,121,379	$ 47,216,480
Mid Cap Fund	3,349,847	112,056,978
Mid Cap Value Fund	362,003	2,573,758
Sands Capital Select Growth Fund	25,626,441	250,203,032
Small Cap Fund	205,544	1,972,377
Small Cap Value Fund	150,980	3,739,901
Interfund Lending — Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program

Notes to Financial Statements (Unaudited) (Continued)
provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.
At March 31, 2023, the Dividend Equity Fund had an outstanding loan payable of $2,751,888 and the Mid Cap Fund had a loan receivable of $2,751,888.
During the six months ended March 31, 2023, the following Funds participated as lenders in the interfund lending program. The daily average amount loaned, weighted average interest rate and interest income were as follows:
Fund	Daily Average Amount Loaned	Weighted Average Interest Rate	Interest Income*
Mid Cap Fund	$ 852,556	4.57%	$ 19,880
Sands Capital Select Growth Fund	$ 33,775	4.39%	$ 757
*	Included in Interest in the Statements of Operations.
During the six months ended March 31, 2023, the following Funds participated as borrowers in the interfund lending program. The daily average amount borrowed, weighted average interest rate and interest expense were as follows:
Fund	Daily Average Amount Borrowed	Weighted Average Interest Rate	Interest Expense*
Active Bond Fund	$ 45,880	4.39%	$ 1,030
Dividend Equity Fund	$ 848,247	4.68%	$ 20,548
Impact Bond Fund	$ 11,599	4.33%	$ 256
Mid Cap Value Fund	$ 120,401	3.56%	$ 2,187
*	Included in Other expenses in the Statements of Operations.
6. Federal Tax Information
Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable and tax-exempt income and accordingly, no provision for income taxes has been made.
In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.
The tax character of distributions paid for the years or periods ended September 30, 2022 and 2021 for all Funds except for the Dividend Equity Fund, which is for the year ended September 30, 2022, the eleven months ended September 30, 2021 and the year ended October 31, 2020, are as follows:
	Active Bond Fund		Ares Credit Opportunities Fund
	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2022	Year Ended September 30, 2021
From ordinary income	$9,708,614	$8,289,924	$22,601,443	$7,374,305
From return of capital	—	—	461,802	—
Total distributions	$9,708,614	$8,289,924	$23,063,245	$7,374,305
	Dividend Equity Fund
	Year Ended September 30, 2022	Eleven Months Ended September 30, 2021	Year Ended October 31, 2020
From ordinary income	$62,270,650	$87,137,356	$550,058,395
From long-term capital gains	58,114,891	1,447,901	—
Total distributions	$120,385,541	$88,585,257	$550,058,395

Notes to Financial Statements (Unaudited) (Continued)
	High Yield Fund		Impact Bond Fund		International ESG Equity Fund
	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2022	Year Ended September 30, 2021
From ordinary income	$5,521,170	$8,886,935	$10,778,441	$7,703,948	$422,795	$128,987
From long-term capital gains	—	—	—	—	1,825,103	—
Total distributions	$5,521,170	$8,886,935	$10,778,441	$7,703,948	$2,247,898	$128,987
	Mid Cap Fund		Mid Cap Value Fund		Sands Capital Select Growth Fund
	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2022	Year Ended September 30, 2021
From ordinary income	$78,196,511	$51,726,485	$18,385,395	$3,019,722	$59,079,674	$—
From long-term capital gains	59,498,683	36,196,104	46,436,919	—	552,873,038	227,023,467
Total distributions	$137,695,194	$87,922,589	$64,822,314	$3,019,722	$611,952,712	$227,023,467
	Small Cap Fund		Small Cap Value Fund		Ultra Short Duration Fixed Income Fund
	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2022	Year Ended September 30, 2021
From ordinary income	$1,344,611	$807,183	$160,439	$114,334	$13,644,637	$11,769,916
From long-term capital gains	10,677,181	1,317,935	—	—	—	—
From return of capital	—	—	210,519	105,494	—	—
Total distributions	$12,021,792	$2,125,118	$370,958	$219,828	$13,644,637	$11,769,916
The following information is computed on a tax basis for each item as of September 30, 2022:
	Active Bond Fund	Ares Credit Opportunities Fund	Dividend Equity Fund	High Yield Fund
Tax cost of portfolio investments	$308,319,392	$320,043,483	$3,011,865,719	$121,153,260
Gross unrealized appreciation on investments	500,418	1,321,437	153,368,605	125,934
Gross unrealized depreciation on investments	(42,848,352)	(43,306,874)	(516,513,247)	(18,755,925)
Net unrealized appreciation (depreciation) on investments	(42,347,934)	(41,985,437)	(363,144,642)	(18,629,991)
Gross unrealized appreciation on short sales, derivatives and foreign currency transactions	—	227,727	—	—
Gross unrealized depreciation on short sales, derivatives and foreign currency transactions	(7)	(134,303)	—	—
Net unrealized appreciation (depreciation) on short sales, derivatives and foreign currency transactions	(7)	93,424	—	—
Capital loss carryforwards	(107,111,541)	(63,475,006)	—	(15,689,200)
Undistributed ordinary income	395,445	—	75,002,463	53,721
Undistributed capital gains	—	—	26,368,912	—
Other temporary differences	(3,055)	—	—	—
Accumulated earnings (deficit)	$(149,067,092)	$(105,367,019)	$(261,773,267)	$(34,265,470)

Notes to Financial Statements (Unaudited) (Continued)
	Impact Bond Fund	International ESG Equity Fund	Mid Cap Fund	Mid Cap Value Fund
Tax cost of portfolio investments	$543,421,983	$33,729,349	$3,805,759,773	$662,106,684
Gross unrealized appreciation on investments	72,029	2,842,177	548,112,972	167,799,186
Gross unrealized depreciation on investments	(65,406,774)	(7,697,200)	(344,328,397)	(64,741,308)
Net unrealized appreciation (depreciation) on investments	(65,334,745)	(4,855,023)	203,784,575	103,057,878
Gross unrealized appreciation on foreign currency transactions	1	—	—	—
Gross unrealized depreciation on foreign currency transactions	—	(3,986)	—	—
Net unrealized appreciation (depreciation) on foreign currency transactions	1	(3,986)	—	—
Capital loss carryforwards	(8,542,672)	(1,250,666)	—	—
Undistributed ordinary income	818,456	722,093	—	118,923
Undistributed capital gains	—	—	1,822,044	35,711,291
Accumulated earnings (deficit)	$(73,058,960)	$(5,387,582)	$205,606,619	$138,888,092
	Sands Capital Select Growth Fund	Small Cap Fund	Small Cap Value Fund	Ultra Short Duration Fixed Income Fund
Tax cost of portfolio investments	$2,119,629,746	$86,134,332	$55,903,989	$718,233,045
Gross unrealized appreciation on investments	525,682,972	16,130,692	13,154,806	587,590
Gross unrealized depreciation on investments	(386,652,124)	(9,343,754)	(6,173,554)	(16,534,659)
Net unrealized appreciation (depreciation) on investments	139,030,848	6,786,938	6,981,252	(15,947,069)
Capital loss carryforwards	—	—	(7,564,357)	(110,201,636)
Qualified late year losses	(571,449,683)	—	—	—
Undistributed ordinary income	—	493,679	—	529,879
Undistributed capital gains	—	1,240,705	—	—
Other temporary differences	—	—	—	(184,609)
Accumulated earnings (deficit)	$(432,418,835)	$8,521,322	$(583,105)	$(125,803,435)
The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, investments in passive foreign investment company (“PFIC”) adjustments, regulated investment company adjustments, taxable interest on defaulted securities, amortization adjustments on bonds and certain timing differences in the recognition of capital losses under income tax regulations and U.S. GAAP.
As of September 30, 2022, the Funds had the following capital loss carryforwards for federal income tax purposes:
Fund	No Expiration Short Term	No Expiration Long Term	Total
Active Bond Fund*	$ 60,739,139	$ 46,372,402	$ 107,111,541
Ares Credit Opportunities Fund*	9,747,722	53,727,284	63,475,006
High Yield Fund	1,273,520	14,415,680	15,689,200
Impact Bond Fund	565,256	7,977,416	8,542,672
International ESG Equity Fund	849,977	400,689	1,250,666
Small Cap Value Fund	6,261,517	1,302,840	7,564,357
Ultra Short Duration Fixed Income Fund*	36,923,149	73,278,487	110,201,636
*	Future utilization is limited under current tax law.
The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.
During the year ended September 30, 2022, the following Funds utilized capital loss carryforwards:
Fund	Utilized
Small Cap Value Fund	$ 6,234,265
The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is "more likely than not" to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in

Notes to Financial Statements (Unaudited) (Continued)
these financial statements and does not expect this to change over the next six months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.
As of March 31, 2023, the Trust had federal tax costs resulting in net unrealized appreciation (depreciation) as follows:
Fund	Federal Tax Cost	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Gross Unrealized Appreciation on Other(A)	Gross Unrealized Depreciation on Other(A)	Net Unrealized Appreciation (Depreciation)
Active Bond Fund	$274,359,488	$1,634,330	$(24,802,041)	$101,425	$(89,913)	$(23,156,199)
Ares Credit Opportunities Fund	306,079,393	2,276,442	(32,683,228)	109,889	(132,638)	(30,429,535)
Dividend Equity Fund	2,714,903,570	294,174,787	(306,735,188)	—	—	(12,560,401)
High Yield Fund	113,751,730	677,392	(9,480,374)	—	—	(8,802,982)
Impact Bond Fund	568,798,313	1,629,872	(52,756,038)	—	—	(51,126,166)
International ESG Equity Fund	33,795,073	5,370,760	(1,278,124)	74	(1,439)	4,091,271
Mid Cap Fund	3,850,431,693	871,690,980	(275,335,061)	—	—	596,355,919
Mid Cap Value Fund	625,417,778	206,760,221	(37,706,984)	—	—	169,053,237
Sands Capital Select Growth Fund	1,928,960,860	665,802,458	(215,496,497)	—	—	450,305,961
Small Cap Fund	97,863,656	25,603,201	(5,573,766)	—	—	20,029,435
Small Cap Value Fund	113,908,427	17,778,700	(6,060,910)	—	—	11,717,790
Ultra Short Duration Fixed Income Fund	579,555,349	477,911	(15,032,919)	—	—	(14,555,008)
(A)	Other includes Short Sales, Derivatives and Foreign Currency Transactions.
7. Commitments and Contingencies
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
8. Principal Risks
Risks Associated with Foreign Investments – Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Political and military events may cause market disruptions. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.
Risks Associated with Sector Concentration – Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility in the Funds' NAVs and magnified effect on the total return.
Risks Associated with Credit – An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.
Risks Associated with Cyber Security - With the increased use of technologies, such as mobile devices and "cloud"-based service offerings and the dependence on the Internet and computer systems to perform necessary business functions, the Funds' service providers are susceptible to cyber security risks that could result in losses to a Fund and its shareholders. Cyber security breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or

Notes to Financial Statements (Unaudited) (Continued)
proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A cyber security breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a Fund. Cyber security incidents could cause a Fund, the Adviser, a Sub-Adviser, or other service provider to incur regulatory penalties, reputational damage, compliance costs associated with corrective measures, litigation costs, or financial loss. They may also result in violations of applicable privacy and other laws. In addition, such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value.
Risks Associated with Interest Rate Changes – The price of debt securities is generally linked to the prevailing  market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. An increase in interest rates could negatively impact a Fund’s NAV. Recent and potential future changes in government monetary policy may affect  interest rates. Over the past several years, the U.S. Federal Reserve has maintained the level of interest rates at or near historic lows. However, more recently, interest rates have begun to increase as a result of action that has been taken by the U.S. Federal Reserve, which has raised, and may continue to raise, interest rates. Such increases which could expose fixed-income and related markets to heightened volatility and could cause the value of a Fund's investments, and the Fund's NAV, to decline, potentially suddenly and significantly, which may negatively impact the Fund's performance.
Risks Associated with Liquidity – Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices, or at all.
Risks Associated with Leverage – The use of leverage (borrowing money to purchase properties or securities) will cause the Fund to incur additional expenses and significantly magnify losses in the event of underperformance of the assets purchased with borrowed money. In addition, a lender may terminate or refuse to renew any credit facility. If the Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the returns of the Fund.
Risks Associated with Health Crises – A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect Fund performance. For example, the COVID-19 pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect a Fund's performance, resulting in losses to your investment.
Please see the Funds’ prospectus and statement of additional information for a complete discussion of these and other risks.
9. Litigation
On June 18, 2020, Touchstone Ares Credit Opportunities Fund (formerly known as Touchstone Arbitrage Fund), and Touchstone Ares Credit Opportunities Fund (formerly known as Touchstone Merger Arbitrage Fund) (the “Fund”) were served with a summons and complaint in litigation brought by Marc S. Kirschner, as Trustee for the NWHI Litigation Trust (the “Trustee”) in the U.S. District Court for the Southern District of New York (the “Court”), captioned Kirschner v. Kimmel, et al., No. 20-04287 (the “Action”). In the Action, the Trustee alleged that the payments made to former shareholders in the April 2014 leveraged buyout of The Jones Group Inc. (“Jones Group”) constituted intentional and constructive fraudulent transfers, and sought to recover those payments. The Trustee sought to recoup from the Fund the amount the Fund received in the leveraged buyout, together with interest and costs. The Fund has not made an accrual with respect to these amounts as Fund management deems the possibility of payment to be remote. The Action was consolidated into a multi-district litigation proceeding in the U.S. District Court for the Southern District of New York, captioned In re: Nine West LBO Securities Litigation, 20-md-02941 (the “MDL”). The Fund, along with hundreds of other shareholder defendants in the MDL, moved to dismiss the Action, and the Court heard oral argument on the motion to dismiss in August 2020. On August 27, 2020, the Court dismissed the fraudulent transfer claims in the MDL with prejudice. On September 25, 2020, the Trustee filed notices of appeal to the Second Circuit Court of Appeals for certain of the cases in the MDL where a direct appeal could be taken, captioned In re: Nine West LBO Securities Litigation, 20-3257, and subsequently filed appeals for additional cases in the MDL, to include the Action.  On March 5, 2021, the Trustee filed its appellate brief in the Second Circuit. On July 6, 2021, the shareholder defendants filed their brief in opposition to the

Notes to Financial Statements (Unaudited) (Continued)
Trustee's appeal, and on August 5, 2021, the Trustee filed its reply brief. The Second Circuit held oral argument on the Court's dismissal of the Trustee's complaint on March 10, 2022 and has not yet rendered a decision.
10. Fund Share Transactions
At a meeting of the Board held on August 18, 2022, the Adviser proposed, and the Board approved, a reverse stock split of the Touchstone Sands Capital Select Growth Fund’s issued and outstanding Class C shares (the "Reverse Stock Split"). The Reverse Stock Split was completed on October 14, 2022 (the "Effective Date"). As a result of the Reverse Stock Split, for each Class C share of the Fund that a shareholder owned as of the Effective Date, the shareholder received a proportional number of Class C shares of the Fund with the same aggregate dollar value. Thus, the total dollar value of an investment in the Fund was unchanged and each shareholder continues to own the same percentage (by value) of the Fund immediately following the Reverse Stock Split as the shareholder owned immediately prior to the Reverse Stock Split. The Reverse Stock Split was not a taxable event, nor did it have an impact on the Fund’s holdings or its performance. The Reverse Stock Split was carried out in accordance with a stock split ratio of 1 to 0.796098, calculated to result in a net asset value per share that better aligns the share class prices of the Fund. The shares outstanding, NAV per share and other per share information have been updated in the accompanying financial statements and the financial highlights to reflect the effect of the Reverse Stock Split.
11. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

Other Items (Unaudited)
Proxy Voting Guidelines and Proxy Voting Records
The Sub-Advisers are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisers use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.
Quarterly Portfolio Disclosure
Each Fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.800.543.0407.
Schedule of Shareholder Expenses
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including investment advisory fees; shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 through March 31, 2023).
Actual Expenses
The first line for each share class of a Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended March 31, 2023” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class of a Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class of a Fund in the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Net Expense Ratio Annualized March 31, 2023	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During the Six Months Ended March 31, 2023*
Active Bond Fund
Class A	Actual	0.83%	$1,000.00	$1,060.00	$4.26
Class A	Hypothetical	0.83%	$1,000.00	$1,020.79	$4.18
Class C	Actual	1.56%	$1,000.00	$1,055.80	$8.00
Class C	Hypothetical	1.56%	$1,000.00	$1,017.15	$7.85
Class Y	Actual	0.58%	$1,000.00	$1,061.40	$2.98

Other Items (Unaudited) (Continued)
		Net Expense Ratio Annualized March 31, 2023	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During the Six Months Ended March 31, 2023*
Class Y	Hypothetical	0.58%	$1,000.00	$1,022.04	$2.92
Institutional Class	Actual	0.50%	$1,000.00	$1,061.80	$2.57
Institutional Class	Hypothetical	0.50%	$1,000.00	$1,022.44	$2.52
Ares Credit Opportunities Fund
Class A	Actual	1.08%	$1,000.00	$1,053.00	$5.53**
Class A	Hypothetical	1.08%	$1,000.00	$1,019.55	$5.44**
Class C	Actual	1.48%	$1,000.00	$1,051.70	$7.57**
Class C	Hypothetical	1.48%	$1,000.00	$1,017.55	$7.44**
Class Y	Actual	0.88%	$1,000.00	$1,054.40	$4.51**
Class Y	Hypothetical	0.88%	$1,000.00	$1,020.54	$4.43**
Institutional Class	Actual	0.78%	$1,000.00	$1,055.70	$4.00**
Institutional Class	Hypothetical	0.78%	$1,000.00	$1,021.04	$3.93**
Dividend Equity Fund
Class A	Actual	1.00%	$1,000.00	$1,152.00	$5.37***
Class A	Hypothetical	1.00%	$1,000.00	$1,019.95	$5.04***
Class C	Actual	1.70%	$1,000.00	$1,148.40	$9.11***
Class C	Hypothetical	1.70%	$1,000.00	$1,016.45	$8.55***
Class Y	Actual	0.77%	$1,000.00	$1,153.60	$4.13***
Class Y	Hypothetical	0.77%	$1,000.00	$1,021.09	$3.88***
Institutional Class	Actual	0.68%	$1,000.00	$1,153.40	$3.65***
Institutional Class	Hypothetical	0.68%	$1,000.00	$1,021.54	$3.43***
Class R6	Actual	0.66%	$1,000.00	$1,153.60	$3.54***
Class R6	Hypothetical	0.66%	$1,000.00	$1,021.64	$3.33***
High Yield Fund
Class A	Actual	1.05%	$1,000.00	$1,082.50	$5.45
Class A	Hypothetical	1.05%	$1,000.00	$1,019.70	$5.29
Class C	Actual	1.80%	$1,000.00	$1,078.70	$9.33
Class C	Hypothetical	1.80%	$1,000.00	$1,015.96	$9.05
Class Y	Actual	0.80%	$1,000.00	$1,084.20	$4.16
Class Y	Hypothetical	0.80%	$1,000.00	$1,020.94	$4.03
Institutional Class	Actual	0.72%	$1,000.00	$1,084.60	$3.74
Institutional Class	Hypothetical	0.72%	$1,000.00	$1,021.34	$3.63
Impact Bond Fund
Class A	Actual	0.76%	$1,000.00	$1,039.70	$3.86
Class A	Hypothetical	0.76%	$1,000.00	$1,021.14	$3.83
Class C	Actual	1.51%	$1,000.00	$1,036.60	$7.67
Class C	Hypothetical	1.51%	$1,000.00	$1,017.40	$7.59
Class Y	Actual	0.51%	$1,000.00	$1,042.10	$2.60
Class Y	Hypothetical	0.51%	$1,000.00	$1,022.39	$2.57
Institutional Class	Actual	0.41%	$1,000.00	$1,042.60	$2.09
Institutional Class	Hypothetical	0.41%	$1,000.00	$1,022.89	$2.07
Class R6	Actual	0.37%	$1,000.00	$1,042.70	$1.88
Class R6	Hypothetical	0.37%	$1,000.00	$1,023.09	$1.87
International ESG Equity Fund
Class A	Actual	1.17%	$1,000.00	$1,258.20	$6.59
Class A	Hypothetical	1.17%	$1,000.00	$1,019.10	$5.89
Class C	Actual	1.95%	$1,000.00	$1,252.10	$10.95
Class C	Hypothetical	1.95%	$1,000.00	$1,015.21	$9.80
Class Y	Actual	0.90%	$1,000.00	$1,258.40	$5.07
Class Y	Hypothetical	0.90%	$1,000.00	$1,020.44	$4.53
Institutional Class	Actual	0.89%	$1,000.00	$1,257.70	$5.01
Institutional Class	Hypothetical	0.89%	$1,000.00	$1,020.49	$4.48
Mid Cap Fund
Class A	Actual	1.21%	$1,000.00	$1,124.20	$6.41****
Class A	Hypothetical	1.21%	$1,000.00	$1,018.90	$6.09****
Class C	Actual	1.94%	$1,000.00	$1,120.20	$10.25****
Class C	Hypothetical	1.94%	$1,000.00	$1,015.26	$9.75****
Class Y	Actual	0.94%	$1,000.00	$1,125.80	$4.98****
Class Y	Hypothetical	0.94%	$1,000.00	$1,020.24	$4.73****
Class Z	Actual	1.22%	$1,000.00	$1,124.30	$6.46****
Class Z	Hypothetical	1.22%	$1,000.00	$1,018.85	$6.14****
Institutional Class	Actual	0.88%	$1,000.00	$1,126.20	$4.66****
Institutional Class	Hypothetical	0.88%	$1,000.00	$1,020.54	$4.43****
Class R6	Actual	0.80%	$1,000.00	$1,126.60	$4.24****
Class R6	Hypothetical	0.80%	$1,000.00	$1,020.94	$4.03****

Other Items (Unaudited) (Continued)
		Net Expense Ratio Annualized March 31, 2023	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During the Six Months Ended March 31, 2023*
Mid Cap Value Fund
Class A	Actual	1.22%	$1,000.00	$1,084.40	$6.34
Class A	Hypothetical	1.22%	$1,000.00	$1,018.85	$6.14
Class C	Actual	1.97%	$1,000.00	$1,080.60	$10.22
Class C	Hypothetical	1.97%	$1,000.00	$1,015.11	$9.90
Class Y	Actual	0.97%	$1,000.00	$1,085.50	$5.04
Class Y	Hypothetical	0.97%	$1,000.00	$1,020.09	$4.89
Institutional Class	Actual	0.84%	$1,000.00	$1,086.40	$4.37
Institutional Class	Hypothetical	0.84%	$1,000.00	$1,020.74	$4.23
Sands Capital Select Growth Fund
Class A	Actual	1.17%	$1,000.00	$1,194.00	$6.40*****
Class A	Hypothetical	1.17%	$1,000.00	$1,019.10	$5.89*****
Class C	Actual	1.78%	$1,000.00	$1,190.50	$9.72*****
Class C	Hypothetical	1.78%	$1,000.00	$1,016.06	$8.95*****
Class Y	Actual	0.94%	$1,000.00	$1,194.70	$5.14*****
Class Y	Hypothetical	0.94%	$1,000.00	$1,020.24	$4.73*****
Class Z	Actual	1.18%	$1,000.00	$1,193.70	$6.45*****
Class Z	Hypothetical	1.18%	$1,000.00	$1,019.05	$5.94*****
Institutional Class	Actual	0.82%	$1,000.00	$1,196.60	$4.49*****
Institutional Class	Hypothetical	0.82%	$1,000.00	$1,020.84	$4.13*****
Class R6	Actual	0.76%	$1,000.00	$1,196.60	$4.16*****
Class R6	Hypothetical	0.76%	$1,000.00	$1,021.14	$3.83*****
Small Cap Fund
Class A	Actual	1.25%	$1,000.00	$1,179.10	$6.79******
Class A	Hypothetical	1.25%	$1,000.00	$1,018.70	$6.29******
Class C	Actual	2.00%	$1,000.00	$1,174.70	$10.84******
Class C	Hypothetical	2.00%	$1,000.00	$1,014.96	$10.05******
Class Y	Actual	1.00%	$1,000.00	$1,180.80	$5.44******
Class Y	Hypothetical	1.00%	$1,000.00	$1,019.95	$5.04******
Institutional Class	Actual	0.92%	$1,000.00	$1,181.70	$5.00******
Institutional Class	Hypothetical	0.92%	$1,000.00	$1,020.34	$4.63******
Small Cap Value Fund
Class A	Actual	1.40%	$1,000.00	$1,102.30	$7.34*******
Class A	Hypothetical	1.40%	$1,000.00	$1,017.95	$7.04*******
Class C	Actual	2.15%	$1,000.00	$1,098.30	$11.25*******
Class C	Hypothetical	2.15%	$1,000.00	$1,014.21	$10.80*******
Class Y	Actual	1.15%	$1,000.00	$1,103.90	$6.03*******
Class Y	Hypothetical	1.15%	$1,000.00	$1,019.20	$5.79*******
Institutional Class	Actual	1.00%	$1,000.00	$1,104.70	$5.25*******
Institutional Class	Hypothetical	1.00%	$1,000.00	$1,019.95	$5.04*******
Ultra Short Duration Fixed Income Fund
Class A	Actual	0.69%	$1,000.00	$1,016.30	$3.47
Class A	Hypothetical	0.69%	$1,000.00	$1,021.49	$3.48
Class C	Actual	1.19%	$1,000.00	$1,013.70	$5.97
Class C	Hypothetical	1.19%	$1,000.00	$1,019.00	$5.99
Class S	Actual	0.94%	$1,000.00	$1,016.10	$4.72
Class S	Hypothetical	0.94%	$1,000.00	$1,020.24	$4.73
Class Y	Actual	0.44%	$1,000.00	$1,018.70	$2.21
Class Y	Hypothetical	0.44%	$1,000.00	$1,022.74	$2.22
Class Z	Actual	0.69%	$1,000.00	$1,017.40	$3.47
Class Z	Hypothetical	0.69%	$1,000.00	$1,021.49	$3.48
Institutional Class	Actual	0.39%	$1,000.00	$1,018.90	$1.96
Institutional Class	Hypothetical	0.39%	$1,000.00	$1,022.99	$1.97
*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
**	Excluding interest and dividend expenses on securities sold short, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.53, $7.57, $4.51 and $4.00, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.44, $7.44, $4.43 and $3.93, respectively.
***	Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y, Institutional Class and Class R6 would be $5.31, $9.05, $4.08, $3.60 and $3.49, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y, Institutional Class and Class R6 would be $4.99 $8.50, $3.83, $3.38 and $3.28, respectively.
****	Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y, Class Z, Institutional Class and Class R6 would be $5.80, $8.96, $4.35, $5.66, $3.98 and $3.74, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y, Class Z, Institutional Class and Class R6 would be $6.28 $9.70, $4.71, $6.12, $4.31 and $4.05, respectively.
*****	Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y, Class Z, Institutional Class and Class R6 would be $6.18, $9.50, $4.92, $6.23, $4.27 and $3.94, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y, Class Z, Institutional Class and Class R6 would be $5.69, $8.75, $4.53, $5.74, $3.93 and $3.63, respectively.
******	Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $6.74, $10.79, $5.38 and $4.95, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $6.24, $10.00, $4.99 and $4.58, respectively.

Other Items (Unaudited) (Continued)
*******	Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $7.23, $11.14, $5.93 and $5.14, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $6.94, $10.70, $5.69 and $4.94, respectively.
Liquidity Risk Management
The Funds have adopted and implemented a written liquidity risk management program (the “LRM Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires that each Fund adopt a program that is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in a Fund.
Assessment and management of a Fund’s liquidity risk under the LRM Program takes into consideration certain factors, such as a Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the LRM Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The Board of Trustees of the Trust approved the appointment of a LRM Program administrator responsible for administering the LRM Program and for carrying out the specific responsibilities set forth in the LRM Program, including reporting to the Board on at least an annual basis regarding the LRM Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The Board has reviewed the Program Administrator Report covering the period from May 12, 2022 through May 12, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the LRM Program operated adequately and effectively in promoting effective liquidity risk management for the Funds.
Advisory and Sub-Advisory Agreement Approval Disclosure
At a meeting held on November 17, 2022, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Funds Group Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Advisor with respect to each Fund of the Trust, and the continuance of the Sub-Advisory Agreement between the Advisor and each Fund’s respective Sub-Advisor.
In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and each Sub-Advisory Agreement was in the best interests of the respective Funds and their shareholders.  The information provided to the Board included: (1) industry data comparing advisory fees and total expense ratios of comparable funds; (2) comparative performance information; (3) the Advisor’s and its affiliates’ revenues and costs of providing services to the Funds; and (4) information about the Advisor’s and Sub-Advisors’ personnel.  Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement.  The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement with independent legal counsel in private sessions at which no representatives of management were present.
In approving the Funds’ Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing such services; (2) the Advisor’s compensation and profitability; (3) a comparison of fees and performance with comparable funds; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement.  The Board’s analysis of these factors is set forth below.  The Independent Trustees were advised by independent legal counsel throughout the process.
Nature, Extent and Quality of Advisor Services.  The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel.  In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor’s senior management through Board meetings, discussions and reports during the preceding year.  The Board also took into account the Advisor’s compliance policies and procedures.  The quality of administrative and other services, including the Advisor’s role in coordinating the activities of the Funds’ other service providers, was also considered.  The Board also considered the Advisor’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.
The Board discussed the Advisor’s effectiveness in monitoring the performance of each Sub-Advisor, including the Sub-Advisor that was an affiliate of the Advisor, and the Advisor’s timeliness in responding to performance issues.  The Board considered the Advisor’s

Other Items (Unaudited) (Continued)
process for monitoring each of the Sub-Advisors, which includes an examination of both qualitative and quantitative elements of the Sub-Advisor’s organization, personnel, procedures, investment discipline, infrastructure and performance.  The Board considered that the Advisor conducts periodic due diligence of each Sub-Advisor, during which the Advisor examines a wide variety of factors, such as the financial condition of the Sub-Advisor, the quality of the Sub-Advisor’s systems, the effectiveness of the Sub-Advisor’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Advisor’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services that the Sub-Advisor provides to the applicable Fund(s).  The Board noted that the Advisor’s monitoring processes also include quarterly reviews of compliance certifications, and that any issues arising from such reviews and the Advisor’s due diligence review of the Sub-Advisors are reported to the Board.
The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.
Advisor’s Compensation and Profitability.  The Board took into consideration the financial condition and profitability of the Advisor and its affiliates (including the Sub-Advisor to certain of the Funds) and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor’s relationship with the Funds.  The information considered by the Board included operating profit margin information for the Advisor’s business as a whole.  The Board noted that the Advisor had waived a portion of advisory fees and administrative fees and/or reimbursed expenses for all but one of the Funds in order to limit each of those Fund’s net operating expenses.  The Board also noted that the Advisor pays the Sub-Advisors’ sub-advisory fees out of the advisory fees the Advisor receives from the Funds.  The Board reviewed the profitability of the Advisor’s relationship with the Funds both before and after tax expenses, and also considered whether the Advisor has the financial wherewithal to continue to provide services to the Funds, noting the ongoing commitment of the Advisor’s parent company with respect to providing support and resources as needed.  The Board considered that the Funds’ distributor, an affiliate of the Advisor, receives Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares.  The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Funds.
The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor.  Based upon their review, the Trustees concluded that the Advisor’s and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.
Expenses and Performance.  The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund’s respective peer group.  The Board also considered, among other data, the Funds’ respective performance results during the six-month, twelve-month and thirty-six-month periods ended September 30, 2022 and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies.  The Board also took into account current market conditions and their effect on the Funds’ performance.
The Board also considered the effect of each Fund’s growth and size on its performance and expenses.  The Board noted that the Advisor had waived a portion of the fees and/or reimbursed expenses for all but one of the Funds in order to reduce those Funds’ respective operating expenses to targeted levels.  The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Advisor out of the advisory fees it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Advisor.  In reviewing the respective total expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided to the Funds by the Advisor and its affiliates.
The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:
Touchstone Active Bond Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and at the median, respectively, of its peer group.  The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 5th quintile of its peer group for the six-month period ended September 30, 2022, in the 4th quintile of its peer group for the twelve-month period ended September 30, 2022, and in the 3rd quintile of its peer group for the thirty-six-month period ended September 30, 2022.  The Board noted management’s discussion of the Fund’s recent performance.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Ares Credit Opportunities Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each below the median of its peer group.  The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 4th quintile of its peer group for the six- and twelve-month periods ended September 30, 2022, while the Fund’s performance was in the 1st

Other Items (Unaudited) (Continued)
quintile of its peer group for thirty-six-month period ended September 30, 2022.  The Board noted management’s discussion of the Fund’s recent performance.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Dividend Equity Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group.  The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 3rd quintile of its peer group for the six- and twelve-month periods ended September 30, 2022, while the Fund’s performance was in the 5th quintile of its peer group for the thirty-six-month period ended September 30, 2022.  The Board noted management’s discussion of the Fund’s performance.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone High Yield Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and at the median, respectively, of its peer group.  The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 4th quintile of its peer group for the six- and twelve-month periods ended September 30, 2022 and in the 5th quintile of its peer group for the thirty-six-month period ended September 30, 2022.  The Board noted management’s discussion of the Fund’s performance.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Impact Bond Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each below the median of its peer group.  The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 2nd quintile of its peer group for the six- and twelve-month periods ended September 30, 2022 and in the 3rd quintile of its peer group for the thirty-six-month period ended September 30, 2022. The Board noted management's discussion of the Fund's recent performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone International ESG Equity Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 5th quintile of its peer group for the six- and twelve-month periods ended September 30, 2022, while the Fund’s performance was in the 3rd quintile of its peer group for the thirty-six-month period ended September 30, 2022.  The Board noted management’s discussion of the Fund’s recent performance.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Mid Cap Fund.  The Fund’s advisory fee and total expense ratio (net applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group.  The Fund’s performance was in the 1st quintile of its peer group for the six- month period ended September 30, 2022 and in the 2nd quintile of its peer group for the twelve-month period ended September 30, 2022, while the Fund’s performance was in the 5th quintile of its peer group for the thirty-six-month period ended September 30, 2022.  The Board noted management’s discussion of the Fund’s performance.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Mid Cap Value Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each above the median of its peer group.  The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 1st quintile of its peer group for the six-month period ended September 30, 2022 and in the 2nd quintile of its peer group for the twelve- and thirty-six-month periods ended September 30, 2022. The Board noted management's discussion of the Fund's recent performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Sands Capital Select Growth Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group.  The Board noted that the

Other Items (Unaudited) (Continued)
Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 5th quintile of its peer group for the six-, twelve- and thirty-six-month periods ended September 30, 2022.  The Board noted management’s discussion of the Fund’s performance.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Small Cap Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and below the median, respectively, of its peer group.  The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 1st quintile of its peer group for the six- and twelve-month periods ended September 30, 2022, while the Fund’s performance was in the 4th quintile of its peer group for the thirty-six-month period ended September 30, 2022.  The Board noted management’s discussion of the Fund’s performance.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Small Cap Value Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each below the median of its peer group.  The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing operating expenses of the Fund.  The Fund’s performance was in the 1st quintile of its peer group for the six- and twelve-month periods ended September 30, 2022 and in the 2nd quintile of its peer group for the thirty-six-month period ended September 30, 2022. The Board noted management's discussion of the Fund's recent performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Ultra Short Duration Fixed Income Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and above the median, respectively, of its peer group.  The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing operating expenses of the Fund.  The Fund’s performance was in the 2nd quintile of its peer group for the six-, twelve- and thirty-six-month periods ended September 30, 2022. The Board noted management's discussion of the Fund's recent performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and also found that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Economies of Scale.  The Board considered the effect of each Fund’s current size and potential growth on its performance and expenses.  The Board took into account management’s discussion of the Funds’ advisory fee structure.  The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase.  The Board noted that the advisory fee schedules for some of the Funds contain breakpoints that would reduce the respective advisory fee rate on assets above specified levels as the respective Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory fee schedules.  The Board determined that adding breakpoints at specified levels to the advisory fee schedule of each of Touchstone Ares Credit Opportunities Fund, Touchstone Mid Cap Value Fund, Touchstone Small Cap Value Fund and Touchstone Ultra Short Duration Fixed Income Fund, which currently did not have breakpoints, was not appropriate at this time.  The Board noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.  The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Advisor by a Fund was reduced by the total sub-advisory fee paid by the Advisor to the Fund’s Sub-Advisor.
Conclusion.  In considering the renewal of the Funds’ Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors.  The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund.  The Board reached the following conclusions regarding the Funds’ Investment Advisory Agreement with the Advisor, among others:  (a) the Advisor demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) each Fund’s advisory fee is reasonable in light of the services received by the Fund from the Advisor and the other factors considered.  Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.
In approving the Funds’ respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Advisor’s compensation; (3) a comparison of the sub-advisory fee and

Other Items (Unaudited) (Continued)
performance with comparable funds; and (4) the terms of the Sub-Advisory Agreement.  The Board’s analysis of these factors is set forth below.  The Independent Trustees were advised by independent legal counsel throughout the process.
Nature, Extent and Quality of Services Provided; Investment Personnel.  The Board considered information provided by the Advisor regarding the services provided by each Sub-Advisor, including information presented periodically throughout the previous year.  The Board noted the affiliation of one of the Sub-Advisors with the Advisor, noting any potential conflicts of interest.  The Board also noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisors to discuss their respective performance and investment processes and strategies.  The Board considered each Sub-Advisor’s level of knowledge and investment style.  The Board reviewed the experience and credentials of the applicable investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds.  The Board also noted each Sub-Advisor’s brokerage practices.
Sub-Advisor’s Compensation, Profitability and Economies of Scale.  The Board also took into consideration the financial condition of each Sub-Advisor and any indirect benefits derived by each Sub-Advisor and its affiliates from the Sub-Advisor’s relationship with the Funds.  In considering the profitability to each Sub-Advisor of its relationship with the Funds, the Board noted the undertaking of the Advisor to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it receives under the Investment Advisory Agreement and in addition, with respect to the unaffiliated Sub-Advisors, are negotiated at arm’s-length.  As a consequence, the profitability to each Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board’s deliberations.  For similar reasons, the Board did not consider the potential economies of scale in each Sub-Advisor’s management of the applicable Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for some of the Funds contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the applicable Fund’s assets increased.
Sub-Advisory Fees and Fund Performance.  The Board considered that each Fund pays an advisory fee to the Advisor and that the Advisor pays the sub-advisory fee to the Sub-Advisor out of the advisory fee it receives from the respective Fund.  The Board also compared the sub-advisory fees paid by the Advisor to fees charged by the Sub-Advisor to manage comparable institutional separate accounts.  The Board considered the amount retained by the Advisor and the sub-advisory fee paid to each Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor.  The Board also noted that the Advisor negotiated the sub-advisory fee with each of the unaffiliated Sub-Advisors at arm’s-length.  The Board reviewed the sub-advisory fee for each Fund in relation to various comparative data, including the median and average sub-advisory fees of each Fund’s peer group, and considered the following information:
Touchstone Active Bond Fund.  The Fund’s sub-advisory fee was at the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
Touchstone Ares Credit Opportunities Fund.  The Fund’s sub-advisory fee was above the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
Touchstone Dividend Equity Fund.  The Fund’s sub-advisory fee was below the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
Touchstone High Yield Fund.  The Fund’s sub-advisory fee was above the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
Touchstone Impact Bond Fund.  The Fund’s sub-advisory fee was below the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
Touchstone International ESG Equity Fund.  The Fund’s sub-advisory fee was below the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
Touchstone Mid Cap Fund.  The Fund’s sub-advisory fee was above the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
Touchstone Mid Cap Value Fund.  The Fund’s sub-advisory fee was below the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Other Items (Unaudited) (Continued)
Touchstone Sands Capital Select Growth Fund.  The Fund’s sub-advisory fee was above the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
Touchstone Small Cap Fund.  The Fund’s sub-advisory fee was at the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
Touchstone Small Cap Value Fund.  The Fund’s sub-advisory fee was at the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
Touchstone Ultra Short Duration Fixed Income Fund.  The Fund’s sub-advisory fee was above the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
As noted above, the Board considered each Fund’s performance during the six-month, twelve-month and thirty-six-month periods ended September 30, 2022 and as compared to each Fund’s peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies.  The Board also noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Sub-Advisor.  The Board also was mindful of the Advisor’s ongoing monitoring of each Sub-Advisor’s performance and the measures undertaken by the Advisor to address any underperformance.
Conclusion.  In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors.  The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others: (a) the Sub-Advisor is qualified to manage each Fund’s assets in accordance with the Fund’s investment goals and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; (d) each Fund’s sub-advisory fee is reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered; and (e) the Sub-Advisor’s investment strategies are appropriate for pursuing the investment goals of each Fund.  Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the Fund and its shareholders.

PRIVACY PROTECTION POLICY
We Respect Your Privacy
Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.
Our Pledge to Our Clients
•  We collect only the information we need to service your account and administer our business.
•  We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.
•  We make every effort to ensure the accuracy of your information.
We Collect the Following Nonpublic Personal Information About You:
•  Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and
•  Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.
Categories of Information We Disclose and Parties to Whom We Disclose
We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.
We Place Strict Limits and Controls on the Use and Sharing of Your Information
•  We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.
•  We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.
•  We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.
•  We will not sell your personal information to anyone.
We May Provide Information to Service Your Account
Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians and broker-dealers to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. We do not permit these companies to sell the information for their own purposes, and we never sell our customer information.
This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust and Touchstone ETF Trust.
The Privacy Protection Policy is not part of the Semi-Annual Report.

Touchstone Investments
Distributor
Touchstone Securities, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com
Investment Adviser
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, Massachusetts 01581
Shareholder Service
800.543.0407
* A Member of Western & Southern Financial Group
TSF-56-TFGT-SAR-2303

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Funds Group Trust

By (Signature and Title)*	/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr., President
(principal executive officer)

Date:	5/31/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr., President
(principal executive officer)

Date:	5/31/2023

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date:	5/31/2023

* Print the name and title of each signing officer under his or her signature